Registration No. 33-40823
                 811-6318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X
Pre-Effective Amendment No. _______

Post-Effective Amendment No.      32    	    X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

Amendment No.        32              X

CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of Registrant as Specified in Charter)

222 Delaware Avenue, Wilmington, Delaware 19801
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:
(302) 888-4104

Christina T. Sydor
Consulting Group Capital Markets Funds
7 World Trade Center, 39th Floor
New York, New York 10048
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b) of Rule 485

XXX	on July 30, 2001 pursuant to paragraph (b) of Rule 485

	60 days after filing pursuant to paragraph (a)(1)

	on (date) pursuant to paragraph (a)(1)

	75 days after filing pursuant to paragraph (a)(2)

	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

PART A

                           [LOGO OF CONSULTING GROUP]


                               Consulting Group
                             Capital Markets Funds

                        Global Sciences and Technology
                                  Investments



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INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY LOSE VALUE

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         Prospectus
         July 30, 2001
                                                             [LOGO OF TRAK]

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Table of Contents

                                                        Page
                    Investments, Risks and Performance    2
                    -----------------------------------------
                       Investment objective               2
                    -----------------------------------------
                       Principal investment strategies    2
                    -----------------------------------------
                       Fee table                          4
                    -----------------------------------------
                    More on the Portfolio's Investments   5
                    -----------------------------------------

                    The Manager                           7
                    -----------------------------------------

                    Asset Allocation Programs             9
                    -----------------------------------------
                    Investment and account information   10
                    -----------------------------------------
                       Account transactions              10
                    -----------------------------------------
                       Valuation of shares               11
                    -----------------------------------------
                       Dividends and distributions       11
                    -----------------------------------------
                       Taxes                             11
                    -----------------------------------------
                    Financial Highlights                 13
                    -----------------------------------------
                    Appendix A                          A-1
                    -----------------------------------------
                    Appendix B                          B-1
                    -----------------------------------------

                                  1 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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Investments, Risks and Performance

Investment objective

Global Sciences and Technology Investments (the "Portfolio") seeks capital appreciation by investing primarily in equity securities of both domestic and foreign companies.

Principal investment strategies

The Portfolio invests primarily in the securities of companies principally engaged in the technology, telecommunications and healthcare sectors. The broad industry categories in which these companies may be found include, but are not limited to, computer software and hardware; network and capital broadcasting; internet and internet-related businesses; the ownership, operation, development, production, sale, and distribution of goods or services used in the broadcast and media industries; communications services or equipment; the design, manufacture, or sale of electric components; defense and data storage and retrieval; pharmaceuticals; medical diagnostic, biochemical or other healthcare research and development; healthcare facilities, healthcare products and services and biotechnology. The relative size of the Portfolio's investments within these industries will vary from time to time, and at times, some of these industries may not be represented in the Portfolio's holdings.

The Portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three different countries, including the U.S. The Portfolio may also invest up to 20% of its assets in companies located in emerging markets and may invest in securities denominated in one or more currencies. It may invest in companies of any size or market capitalization.

The Portfolio may invest a portion of its assets in debt securities and may invest up to 20% of its assets in debt securities rated below investment grade (commonly known as "junk bonds").

How the investment advisers select the Portfolio's investments

The manager has selected two investment advisers to manage the Portfolio. The investment advisers seek to invest in companies focused on the future, with favorable long-term growth potential from new or innovative products or services. The investment advisers analyze specific companies within the technology, telecommunication and healthcare sectors. To determine whether a company is principally doing business in a sector, it must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;

 . At least 50% of its assets must be devoted to producing revenues from the sector; or

 . Based on other available information, an investment adviser determines that the company's primary business is within the sector.

In analyzing specific companies, the investment advisers look for several of the following characteristics:

 .  Above average per share earnings growth

 .  High return on invested capital

 .  Sound financial and accounting policies

 .  Overall financial strength

 .  Strong competitive advantage

 .  Effective research and product development

 .  Effective marketing

 .  Strong management

The Portfolio may, but is not required to, use various techniques such as buying and selling futures and options contracts to increase or decrease its exposure to changing securities prices or other factors that affect securities values. If the Portfolio's strategies do not work as intended, the Portfolio may not achieve its objective.

Principal risks of investing in the Portfolio

An investment in the Portfolio involves specific risks relating to the nature of its investment strategies. You should invest in the Portfolio only if you are capable of bearing the risks described below.

 . You could lose money on your investment or the Portfolio may not perform as well as other investments

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments

 . The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments. Currency fluctuations may adversely impact the Portfolio's investments. These

                                  2 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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                                   Investments, Risks and Performance, continued


  risks are more pronounced to the extent the Portfolio invests in issuers located in emerging markets. Most emerging markets are smaller, less liquid and more volatile than developed markets. In addition, political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property may be more likely in emerging markets

 . The technology sector is subject to greater volatility than the overall stock market. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other industry sectors, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector

 . The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence and governmental regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production and revenue patterns may be erratic

 . Telecommunications companies may be significantly affected by the federal deregulation of cable and broadcasting and are subject to competitive pressures and strict government regulation of rates of return and services that may be offered

 . The Portfolio can invest in issuers with a broad range of market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion. The value of medium and smaller capitalized companies may involve greater risks, such as limited product lines, markets or managerial resources. To the extent the Portfolio invests in medium and smaller capitalized companies, the Portfolio's investments may be more volatile and less liquid than funds investing primarily in securities of large capitalization companies

 . To the extent the Portfolio invests in debt securities, it is subject to the risks of investing in debt securities. These include the risk that an issuer may default on its obligation to pay principal and/or interest; the security's credit rating may be downgraded; an issuer of a security may prepay principal earlier than scheduled, which could force the Portfolio to reinvest in lower yielding securities (call or prepayment risk) and slower than expected payments may extend a security's life, locking in below-market interest rates, increasing the security's duration and reducing its value

 . Investment in high yield securities, commonly known as "junk bonds" involves a high degree of risk. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default and decline in market value because of adverse economic and business developments. The market values for these securities tend to be very volatile and they are less liquid than investment grade debt securities

 . The Portfolio is "non-diversified" which means that it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Portfolio concentrates its assets in fewer issuers, the Portfolio will be more susceptible to negative events affecting those issuers. In addition, because the Portfolio invests in narrow segments of the economy, its investments are not as diversified as most mutual funds and far less diversified than the broad securities market. This means that the Portfolio tends to be more volatile than other mutual funds and the value of its portfolio holdings tend to increase or decrease more rapidly. As a result, the value of your investment in the Portfolio may rise or fall rapidly

                                  3 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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                                   Investments, Risks and Performance, continued


Performance

Because this Portfolio commenced operations on November 28, 2000, the Portfolio does not yet have a sufficient operating history to generate the performance information which other Portfolios of Consulting Group Capital Markets Funds (the "Trust") show in bar and table form at this location of a Prospectus.

Year to date (22.50)% (through 2nd Quarter/2001) (excluding maximum annual TRAK(R) fee)

                                   Fee table

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio and is based upon estimated expenses for the Portfolio's current fiscal year.

               Shareholder fees                            None
               (fees paid directly from your investment)

               Maximum annual TRAK(R) fee*                  1.50%

               Annual Portfolio operating expenses
               (expenses that are deducted from Portfolio
                 assets)
                  Management fee                            0.90%
                  Administration fee                        0.20%
                  Other expenses                            1.86%

                                                           -----
               Total annual Portfolio operating expenses    2.96%
               Management fee waiver**                     (1.66)%
                                                           -----
               Net annual Portfolio operating expenses      1.30%
                                                           =====

* Fee payable under the TRAK(R) Personalized Investment Advisory Service for asset allocation services. See "Asset Allocation Programs."
** Management has agreed to waive a portion of the management fee because it has voluntarily agreed to limit total annual Portfolio expenses to 1.30% of average net assets. The fee waiver will remain in effect until changed by the Board of Trustees.


Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:

 .  You invest $10,000 in the Portfolio for the time periods indicated;

 .  You reinvest all dividends and distributions;

 .  You redeem at the end of each period;

 .  Your investment has a 5% return each year; and

 .  The Portfolio's operating expenses remain the same.

Under these assumptions, your costs including the maximum annual TRAK(R) fee, would be:

After 1 After 3 After 5 After 10
 year    years   years   years
 $447.. $1,349  $2,260   $4,582

                                  4 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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More on the Portfolio's Investments


The section entitled "Investments, Risks and Performance" describes the Portfolio's investment objectives and its principal investment strategies and risks. This section provides some additional information about the Portfolio's investments and certain investment management techniques the Portfolio may use. More information about the Portfolio's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Equity Investments. The Portfolio may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Fixed Income Investments. The Portfolio may invest a portion of its assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), convertible securities, eurodollar and yankee dollar instruments, preferred stocks and money market instruments. The Portfolio does not invest in mortgage backed, asset backed or municipal securities. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

An individual security's maturity is the date upon which the issuer must pay back the face amount of the security. A security may have an "effective" maturity which is shorter or longer than its stated maturity depending on the degree of prepayment or extension risk associated with that security. Duration is the measure of an individual security's price sensitivity to changing interest rates. The longer a security's duration, the more sensitive that security's price will be to changes in interest rates.

Foreign Securities. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and possible imposition of exchange controls or other restrictions on investments. If the Portfolio invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Investing in the emerging markets involves exposure to potentially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities and therefore may be illiquid. In addition, emerging markets may present the risk of nationalization of businesses, restrictions on foreign ownership, and repatriation of assets and may have less protection of personal property. The Consulting Group generally considers all of the western European countries, Canada, Australia, New Zealand, Hong Kong, Singapore and Japan to have developed markets and economies and the rest of the countries in the world to have emerging markets and economies.

Economic and monetary union (EMU) in Europe began to be implemented on January 1, 1999, when 11 European countries adopted a single currency--the euro. The conversion to the euro is being phased in over a three year period, during which time valuation, systems and other operational problems may occur in connection with the Portfolio's investments quoted in the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of the international markets.

                                  5 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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                                  More on the Portfolio's Investments, continued




                                Credit Quality

 The Portfolio's rating criteria are applied at the time of purchase. If a security is subsequently downgraded, the investment adviser may, but is not required to, sell the security. If a security is rated differently by two or more rating organizations, the investment adviser may use the higher rating to determine the security's rating category.

 Securities are considered investment grade if they are:

 . rated in one of the top four long-term rating categories by a nationally recognized statistical rating organization.

 . unrated securities that the investment adviser believes to be of comparable quality.

 Securities are considered below investment grade if they are rated below the top four long-term ratings or are of equivalent quality if unrated. Below investment grade securities, also known as "high yield securities," (commonly known as "junk bonds") are subject to:

 . the increased risk of an issuer's inability to meet principal and interest obligations.

 . greater price volatility because of a heightened sensitivity to changing interest rates.

 .  less liquidity.

Derivative contracts. The Portfolio may, but is not required to, use derivative contracts for any of the following purposes:

 . To hedge against adverse changes caused by changing interest rates, stock market prices or currency exchange rates in the market value of securities held by or to be bought for the Portfolio.

 .  As a substitute for purchasing or selling securities.

 . To shorten or lengthen the effective maturity or duration of the Portfolio's fixed income investments.

 .  To enhance the Portfolio's potential gain in non-hedging situations.

 .  To increase the Portfolio's liquidity.

The Portfolio may use various types of derivative instruments, including options on securities and securities indices, futures and options on futures, forward currency contracts, currency futures contracts and options on currencies and currency futures. A derivative contract will obligate or entitle the Portfolio to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase Portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other party to certain derivative contracts presents the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Portfolio's assets less liquid and harder to value, especially in declining markets.

High Yield Securities. The Portfolio can invest in high yield securities. These are commonly known as "junk bonds" and involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. The Portfolio may experience increased price sensitivity to changing interest rates and greater risk of loss because of default or declining credit quality. In addition, adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments. A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time.

Defensive investing. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. The Portfolio's investments in these assets are managed by Smith Barney Fund Management LLC.

Impact of high portfolio turnover. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

Investment Policies. The Portfolio's non-fundamental investment policies generally may be changed by the Board of Trustees without shareholder approval.

                                  6 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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The Manager

The manager. The Consulting Group, a division of Smith Barney Fund Management LLC ("SBFM")(formerly known as SSB Citi Fund Management LLC), serves as the manager for the Portfolio. "SBFM" is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. As manager, the Consulting Group selects and oversees professional money managers who are responsible for investing the assets of the Portfolio. The Consulting Group was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well-qualified investment advisers. Since 1973, the Consulting Group has grown to become one of the nation's foremost organizations providing portfolio evaluation, asset allocation, market analysis and investment adviser selection services.

The Portfolio is part of a series of portfolios which comprise the Trust. The Trust is a series company that consists of the Portfolio and the following additional portfolios which are offered in separate prospectuses, copies of which can be obtained from any Salomon Smith Barney Financial Consultant:

 .  Government Money Investments

 .  Intermediate Fixed Income Investments

 .  Long-Term Bond Investments

 .  Municipal Bond Investments

 .  Mortgage Backed Investments

 .  High Yield Investments

 .  Balanced Investments

 .  Large Capitalization Value Equity Investments

 .  Large Capitalization Growth Investments

 .  Small Capitalization Value Equity Investments

 .  Small Capitalization Growth Investments

 .  International Equity Investments

 .  International Fixed Income Investments

 .  Emerging Markets Equity Investments

 .  Multi-Strategy Market Neutral Investments

 .  Multi-Sector Fixed Income Investments

 .  S & P 500 Index Investments

The investment advisers. INVESCO Funds Group, Inc. ("INVESCO") and Elijah Asset Management, LLC ("Elijah"), as investment advisers, are responsible for the day-to-day investment operations of the Portfolio in accordance with the Portfolio's investment objectives and policies. The Portfolio's assets are allocated among each investment adviser according to the following percentages:
INVESCO 50% and Elijah 50%. The names and addresses of the investment advisers are included below:

 CO-INVESTMENT ADVISERS

 INVESCO Funds Group, Inc.
 7800 East Union Avenue
 Suite 1100
 Denver, CO 80237

   PORTFOLIO MANAGERS
   INVESCO utilizes a team management approach

 Elijah Asset Management, LLC
 100 Pine Street
 Suite 420
 San Francisco, CA 94111

   PORTFOLIO MANAGERS
   Ronald Elijah
   Andrew Roediger
   Roderick Berry
   Prior to founding Elijah in 1999, Mr. Elijah was a portfolio manager at Robertson, Stephens & Company. Messrs. Roediger and Berry are also founding members of Elijah. Mr. Berry previously served as a portfolio manager at Robertson, Stephens & Company.


The investment adviser selection process. Subject to the review and approval of the Board of Trustees, the Consulting Group is responsible for selecting, supervising

                                  7 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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                                                          The Manager, continued


and evaluating investment advisers who manage the Portfolio's assets. The Consulting Group may adjust the allocation of the Portfolio's assets among the investment advisers by up to 10%. Any adjustment affecting more than 10% of the Portfolio's assets will be made by the Board of Trustees. The Consulting Group employs a rigorous evaluation process to select those investment advisers that have distinguished themselves through consistent and superior performance. The Consulting Group is also responsible for communicating performance expectations and evaluations to each investment adviser and ultimately recommending to the Board of Trustees whether the investment adviser's contract should be renewed. The Consulting Group provides written reports to the Trustees regarding the results of its evaluation and monitoring functions.


                            The Evaluation Process

 The Consulting Group screens more than 3,000 registered investment advisory firms, tracks the performance of more than 700 firms on its comprehensive database and evaluates the strength and performance of advisory firms in Consulting Group programs each year. Throughout the evaluation, the Consulting Group focuses on a number of key issues:

 .  level of expertise

 .  relative performance and consistency of performance

 .  strict adherence to investment discipline or philosophy

 .  personnel, facility and financial strength

 .  quality of service and communication.

The Portfolio relies upon an exemptive order from the Securities and Exchange Commission which permits the manager to select new investment advisers or replace existing investment advisers without first obtaining shareholder approval for the change. The Trustees, including a majority of the "non-interested" Trustees, must approve each new investment advisory contract. This allows the manager to act more quickly to change investment advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Portfolio will provide investors with information about each new investment adviser and its investment advisory contract within 90 days of the engagement of a new investment adviser.

Management fees. The Consulting Group receives fees from the Portfolio for its services at an annual rate of 0.90% of its average daily net assets. For the fiscal period ended March 31, 2001, the Consulting Group received a management fee equal to 0.84% of the Portfolio's average daily net assets. In turn, the Consulting Group pays the investment advisers a portion of this fee for their services. In addition, the Portfolio paid SBFM a fee at an annual rate of 0.20% of the Portfolio's average daily net assets for administration services.

Possible Conflict of Interest. The advisory fee paid by each portfolio in the Trust to the manager and the portion of that advisory fee paid by the manager to each investment adviser varies depending upon the portfolio of the Trust selected. For this reason, the manager could retain a larger portion of the advisory fee by recommending to clients in its asset allocation program certain portfolios in the Trust over other portfolios for asset allocation. You should consider this possible conflict of interest when evaluating the manager's asset allocation recommendation. The manager intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making investment recommendations.

                                  8 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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Asset Allocation Programs

Shares of the Trust's portfolios are available to participants in advisory programs or asset based fee programs sponsored by Salomon Smith Barney Inc., including the TRAK(R) Personalized Investment Advisory Service, or other qualified investment advisers approved by the Consulting Group. The advisory services provide investors with asset allocation recommendations, which are implemented through the portfolios.

Advisory services generally include:

 .  evaluating the investor's investment objectives and time horizon

 .  analyzing the investor's risk tolerance

 .  recommending an allocation of assets among the portfolios in the Trust

 . providing monitoring reports containing an analysis and evaluation of an investor's account and recommending any changes

While an advisory service makes a recommendation, the ultimate investment decision is up to the investor and not the provider of the advisory service.

Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under a Salomon Smith Barney advisory service is 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under a Salomon Smith Barney advisory program may be paid either by redemption of shares of the Trust or by separate payment.

                                  9 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

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Investment and Account Information

Account transactions

Purchase of Shares. You may purchase shares of the Portfolio if you are a participant in an advisory program or asset based fee program sponsored by Salomon Smith Barney, including TRAK(R), or by qualified investment advisers not affiliated with Salomon Smith Barney. Purchases of shares of the Portfolio must be made through a brokerage account maintained with Salomon Smith Barney or through a broker that clears securities transactions through Salomon Smith Barney (an introducing broker). You may establish a brokerage account with Salomon Smith Barney free of charge in order to purchase shares of the Portfolio.

 . The minimum initial aggregate investment in the TRAK program is $10,000. The minimum investment in the Portfolio is $100.

 .  There is no minimum on additional investments.

 . The minimum initial aggregate investment in the TRAK program for employees of Salomon Smith Barney and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

 . The Portfolio and the TRAK program may vary or waive the investment minimums at any time.

 . You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the SAI.

Shares of the Portfolio are sold at net asset value per share without imposition of a sales charge but will be subject to any applicable advisory program fee. All orders to purchase accepted by Salomon Smith Barney or the introducing broker before 4:00 p.m., Eastern time, will receive that day's share price. Orders accepted after 4:00 p.m. will receive the next day's share price. All purchase orders must be in good order to be accepted. This means you have provided the following information:

 .  Name of the portfolio

 .  Account Number

 .  Dollar amount or number of shares to be purchased

 .  Signatures of each owner exactly as the account is registered

The Portfolio reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless Salomon Smith Barney has received and accepted an advisory agreement signed by the investor participating in the TRAK(R) program or other advisory program sponsored by Salomon Smith Barney. With respect to investors participating in advisory programs sponsored by entities other than Salomon Smith Barney, Salomon Smith Barney must have received and accepted the appropriate documents before the order will be accepted. Payment for shares must be received by Salomon Smith Barney or the introducing broker within three business days after the order is placed in good order.

Redemption of Shares. You may sell shares of the Portfolio at net asset value on any day the New York Stock Exchange is open by contacting your broker. All redemption requests accepted by Salomon Smith Barney or an introducing broker before 4:00 p.m. Eastern time on any day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day's price. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your Salomon Smith Barney advisory service, you must redeem your shares in the Portfolio.

The Portfolio has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder's account at Salomon Smith Barney or at an introducing broker for up to seven days, as permitted by law. Redemption proceeds held in an investor's brokerage account generally will not earn any income and Salomon Smith Barney or the introducing broker may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of the Portfolio by personal check will be credited with the proceeds of a redemption of those shares after the purchaser's check has cleared, which may take up to 15 days.

Exchange of Shares. An investor that participates in an advisory program may exchange shares in the Portfolio for shares in any other portfolio in the Trust at net asset value without payment of an exchange fee. Be sure to consider the investment objectives and policies of any portfolio into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.

The Consulting Group may limit additional exchanges and/or purchases by a shareholder if it determines that the shareholder is pursuing a pattern of frequent exchanges. Excessive exchange transactions can adversely affect the Portfolio's performance, hurting the Portfolio's other shareholders. If the Consulting Group discovers a pattern of frequent exchanges, it will provide notice in

                                 10 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

--------------------------------------------------------------------------------
                                   Investment and Account Information, continued


writing or by telephone to the shareholder at least 15 days before suspending his or her exchange privilege. During the 15-day period the shareholder will be required either to redeem his or her shares in the Portfolio or establish an allocation which the shareholder expects to maintain for a significant period of time.

Accounts with Low Balances. If your account falls below $7,500 as a result of redemptions (and not because of performance or payment of the Salomon Smith Barney Advisory Service fees), Salomon Smith Barney or the introducing broker may ask you to increase the size of your account to $7,500 within thirty days. If you do not increase the account to $7,500, Salomon Smith Barney may redeem the shares in your account at net asset value and remit the proceeds to you. The proceeds will be deposited in your brokerage account unless you instruct otherwise.

Valuation of shares

The Portfolio offers its shares at its net asset value per share. The Portfolio calculates net asset value once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. The exchange is closed on certain holidays listed in the SAI. If the exchange closes early, the Portfolio accelerates calculation of net asset value and transaction deadlines to the actual closing time.

The Portfolio generally values its fund securities based on market prices or quotations. The Portfolio's currency conversions, if any, are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the Consulting Group believes they are unreliable or that the value of a security has been materially affected by events occurring after the securities or currency exchanges close, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A mutual fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by the Portfolio could change on days when shares of the Portfolio cannot be bought or redeemed.

Dividends and distributions

The Portfolio intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The Portfolio declares and pays dividends, if any, from net investment income annually. The Portfolio declares and distributes realized net capital gains, if any, annually, typically in December. All dividends and capital gains are reinvested in shares of the Portfolio unless the shareholder elects to receive them in cash.

The Portfolio expects distributions to be primarily from capital gains.

Taxes
              ----------------------------------------------------

              Transactions                Federal Tax Status

              ----------------------------------------------------
              Sales or exchange of         Usually capital gain or
                shares                     loss; long-term only if
                                           shares owned more than
                                           one year
              ----------------------------------------------------
              Distributions of long-term   Long-term capital gain
                capital gain
              ----------------------------------------------------
              Distributions of short-term  Ordinary income
                capital gain
              ----------------------------------------------------
              Dividends from net           Ordinary income
                investment income
              ----------------------------------------------------
              Any of the above received    Not a taxable event
                by a retirement account
              ----------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Portfolio is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, you will receive a Form 1099 indicating your dividends and distributions for the prior year, which are taxable as described above even if reinvested, and your redemptions during that year. If you do not provide the Portfolio with your correct taxpayer identification number and any required certifications, you may be subject to a backup withholding tax of the Portfolio's distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Portfolio.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes.

                                 11 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

--------------------------------------------------------------------------------
                                   Investment and Account Information, continued


Under current federal income tax law, an individual's miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals having, in 2001, adjusted gross income in excess of $132,950 ($66,475 for married individuals filing separately).

                                 12 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

--------------------------------------------------------------------------------


Financial Highlights

The financial highlights tables are intended to help you understand the performance of each portfolio for the past five years (or since inception if less than 5 years). The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.
For a share of beneficial interest outstanding throughout the period ended March 31:

Large Capitalization Growth Investments

                ================================================
                                                     2001(1)(2)
                ================================================
                Net Asset Value, Beginning of Period $    8.00
                ------------------------------------------------
                Loss From Operations:
                  Net investment loss(3)                 (0.2)
                  Net realized and unrealized loss      (2.78)
                ------------------------------------------------
                Total Loss From Operations              (2.80)
                ------------------------------------------------
                Less Distributions From:
                  Net investment income                     --
                ------------------------------------------------
                Total Distributions                         --
                ------------------------------------------------
                Net Asset Value, End of Period       $    5.20
                ------------------------------------------------
                Total Return++                        (35.00)%
                ------------------------------------------------
                Net Assets, End of Period (000s)     $  10,419
                ------------------------------------------------
                Ratios to Average Net Assets+:
                  Expenses(3)(4)                         1.30%
                  Net investment loss                   (0.60)
                ------------------------------------------------
                Portfolio Turnover Rate                    55%
                ================================================

(1)For the period from November 28, 2000 (commencement of operations) to March 31, 2001.
(2)Per share amounts have been calculated using the monthly average shares method.
(3)The manager has waived a portion of its management fee and reimbursed expenses of $69,415 for the period ended March 31, 2001. If such fees were not waived or expenses not reimbursed, the per share decrease to net investment income and the actual expense ratio would have been as follows:

                                              Expense Ratio
                                            Without Fee Waiver
                      Per Share Decrease to    and Expense
                      Net Investment Income   Reimbursement

                 ==============================================
                 2001         $0.04                2.96%+

(4)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.30%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                                 13 | GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS

                    (This page is intentionally left blank)

                                  APPENDIX A

                              Investment Indices
Following are definitions of indices that are utilized in the Client's Recommendation and Review.

Lehman Brothers Government/Corporate Bond Index
Composed of publicly issued, fixed rate, non-convertible domestic debt in three major classifications: industrial, utility, financial as well as the domestic debt of the U.S. Government or any agency thereof. All issues have at least one year to maturity, or an outstanding par value of at least $100 million for U.S. Government issues and $50 million for corporate issues. All corporate issues have a minimum rating of Baa by Moody's or BBB by Standard & Poor's.

Lehman Brothers Aggregate Bond Index
Composed of the Lehman Intermediate Government/ Corporate Bond Index and the Mortgage-Backed Securities Index and also includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Lehman Brothers Long Term Government/Corporate Bond Index
Includes all bonds covered by the Lehman Brothers Government/Corporate Bond Index, with maturities of 10 years or longer. Total return includes income and appreciation/depreciation as a percentage of original investment.

Lehman Brothers Intermediate Government/Corporate Bond Index
A subset of the Lehman Brothers Government/Corporate Bond Index covering issues with maturities up to ten years.

Lehman Brothers Mortgage Backed Securities Bond Index
Contains all fixed income securities issued and backed by mortgage pools of GNMA's, FHLMC's, FNMA's, Graduated Payment Mortgage (GPM's), but not Graduated Equity Mortgages (GEM).

Lehman Brothers Municipal Bond Index
A composite measure of the total return performance of the municipal bond market, which includes more than two million different bond issues. For simplicity, the market is divided into seven major sectors, with the performance of each sector weighted according to issue volume (adjusted annually).

Lipper Balanced Funds Average
An average of the reinvested performance of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60 percent/40 percent, respectively.

Lipper Corporate Debt Funds A Rated Average
An average of the reinvested performance of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

Lipper Corporate Debt Funds A Rated Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper Emerging Markets Funds Average
An average of the reinvested performance of funds that invest at least 65% of total assets in emerging market equity securities, where emerging market is defined by a country's gross national product per capita or other economic measures.

Lipper General Municipal Debt Funds Average
An average of the reinvested performance of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Lipper General Municipal Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper General World Funds Average
An average of the reinvested performance of the following twelve Lipper investment objectives: Gold Oriented, Global, Global Small Company, International, International Small Company, European Region, Pacific Ex Japan, Pacific Region, Emerging Markets, Japanese, Latin American and Canadian Funds.

Lipper Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

Lipper Growth Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper International Funds Average
An average of the reinvested performance of funds that invest their assets in securities whose primary trading markets are outside of the United States.

Lipper International Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper International Income Funds Average
An average of the reinvested performance of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries excluding the United States, except in periods of market weakness.

Lipper Large-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified large-cap funds

                                  APPENDIX A
universe average. Large-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper Multi-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average. Multi-cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper Small-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small Company Funds Average
An average of the reinvested performance of funds that by their prospectus or portfolio practice, limit investments to companies on the basis of the size of the company.

Lipper Small Company Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Government Money Market Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Mortgage Funds Average
An average of the reinvested performance of funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.

Morgan Stanley EAFE (Capitalization Weighted)
A composite portfolio of equity (stock market) total returns for the countries of Europe, Australia, New Zealand and the Far East. The return for each country is weighted on the basis of its market capitalization.

Morgan Stanley Emerging Equity Markets Free Gross Dividend Index
A composite portfolio consisting of equity total returns for countries with low to middle per capita income, as determined by the World Bank. Some of these countries include: Argentina, Greece, India, Malaysia and Turkey. The return for each country is weighted on the basis of its total market capitalization.

90-Day Treasury Bill Index
Unweighted average of weekly auction offering rates of 90-Day Treasury Bills. Treasury Bills are backed by the full faith and credit of the U.S. Government.

Russell 1000 Index
The 1,000 largest U.S. companies by market capitalization, representing approximately 92% of the Russell 3000 Index, the smallest of which has about $1.4 billion in market capitalization. The average market capitalization for a company in this index is $13 billion.

Russell 1000 Value Index
Contains those Russell 1000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 1000 Growth Index.

Russell 1000 Growth Index
Contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 1000 Value Index.

Russell 2000 Index
Composed of the 2,000 smallest U.S. securities as determined by total market capitalization, representing approximately 8.0% of the Russell 3000 Index. The average market capitalization for a company in this index is $530 million, with the largest being $1.4 billion.

Russell 2000 Value Index
Contains those Russell 2000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 2000 Growth Index.

                                  APPENDIX A

Russell 2000 Growth Index
Contains those Russell 2000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 2000 Value Index.

Standard & Poor's 500 Index
Tracks the total return of 500 of the largest stocks in the United States, which includes a representative sample of leading companies in leading industries. The return of each stock is weighted on the basis of the stock's capitalization.

Salomon Brothers Non-U.S. Government Bond Index
A market capitalization-weighted index consisting of government bond markets of Austria, France, Spain, Australia, Germany, Sweden, Belgium, Italy, United Kingdom, Canada, Japan, Denmark and the Netherlands.

Wilshire Large Company Growth Equity Index
Focuses on the top 750 companies of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $675 million. The index excludes companies meeting one or more of the following criteria: less than 5 years of operating history, high dividend payout, low price-to-book or low return on equity.
Wilshire Large Company Value Equity Index
Focuses on the top 750 companies of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $675 million. The index excludes companies that do not rank favorably on a relative basis due to their high price-to-earnings and price-to-book ratios, or low yield.

Wilshire Small Company Growth Equity Index
Focuses on companies that rank between 751-1,750 of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $58 million. The index excludes companies meeting one or more of the following criteria: less than two years operating history, high yield, little or no earnings growth or low beta.

Wilshire Small Company Value Equity Index
Focuses on companies that rank between 751-1,750 of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $58 million. The index excludes companies that do not rank favorably on a relative basis because of their high price-to-earnings and price-to-book ratios, or low yield.

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

                                  APPENDIX B

The following are copies of the proposed and final exemption and a technical amendment to the final exemption from the Department of Labor from certain provisions of the Employee Retirement Income Security Act of 1974 relating to the purchase of shares and participation in TRAK by certain retirement plans and individual retirement accounts.

--------------------------------------------------------------------------------
PENSION AND WELFARE BENEFITS ADMINISTRATION

[Application Nos. D-10809 and D-10865]

Notice of Proposed Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc., Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor.

ACTION: Notice of proposed individual exemption to modify and replace PTE
99-15.
----------------------------
SUMMARY: This document contains a notice of pendency before the Department of Labor (the Department) of a proposed and replacement individual exemption which, if granted, would amend PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). If granted, the proposed exemption would affect participants and beneficiaries of and fiduciaries with respect to employee benefit plans (the Plans) participating in the TRAK Program.

EFFECTIVE DATE: If granted, the proposed amendment will be effective as of April 1, 2000.

DATES: Written comments and requests for a public hearing should be received by the Department on or before July 17, 2000.

ADDRESSES: All written comments and requests for a public hearing (preferably, three copies) should be sent to the Office of Exemption Determinations, Pension and Welfare Benefits Administration, Room N-5649, U.S. Department of Labor, 200 Constitution Avenue, NW, Washington, DC 20210, Attention: Application Nos. D-10809 and D-10865. The applications pertaining to the proposed exemption and the comments received will be available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, U.S. Department of Labor, Room N-5507, 200 Constitution Avenue, NW, Washington, DC 20210.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: Notice is hereby given of the pendency before the Department of a proposed exemption that would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b)
Plan). PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets./1/
--------
 /1 /PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the asset allocation (or "outside") fee paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans. PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing Fund portfolios and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77. Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.

 As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion. Of those assets, approximately $1.9 billion were held in 407 Plan accounts having cash or deferred compensation arrangements and approximately $4.2 billion were held in more than 59,000 employee benefit plan and IRA/Keogh-type Plan accounts. At present, the Trust consists of 17 Portfolios that are managed by the Consulting Group and advised by one or more unaffiliated sub-advisers selected by Salomon Smith Barney.

 Salomon Smith Barney requests a modification of PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity./2/ Specifically, Salomon Smith Barney requests that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requests that the term "officer" be defined and incorporated into the proposed exemption, in new
Section III(d), to limit the affiliate definition to persons who have a significant management role. Further, Salomon Smith Barney requests that
Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index. If granted, the proposed exemption would be effective as of April 1, 2000.

 The proposed exemption has been requested in an application filed on behalf of Salomon Smith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, the proposed exemption is being issued solely by the Department.
--------
 /2 /The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the proposed amendments described herein will not apply to PTE 94-50.

I. Proposed Modification of the Term "Affiliate''

 Salomon Smith Barney represents that in early December 1999, Citigroup and State Street Corporation announced an agreement to form a joint venture called CitiStreet LLC, a Delaware limited liability company (the Joint Venture). The Joint Venture, which was closed on April 1, 2000, is each 50 percent owned by Keeper Holdings LLC (Citi), a wholly owned subsidiary of Citigroup, and by State Street Bank and Trust Company (State Street), a wholly owned subsidiary of State Street Corporation. Both Citigroup and State Street Corporation are publicly-held corporations.

 Salomon Smith Barney explains that the formation of the Joint Venture may have resulted in the disqualification of State Street Global Advisers (SSgA), a division of State Street, from acting as a Sub-Adviser in the TRAK Program due to certain ambiguities in the meaning of the word "affiliate." Salomon Smith Barney represents that SSgA is currently a Sub-Adviser with respect to approximately $800 million in assets in the International Equity Investments Portfolio and the Emerging Markets Equity Investments Portfolio.

A. Sections II(h) and III(b)

 Section II(h) of PTE 99-15 provides that--

 Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 Although the term "independent" is not defined in the exemption, Salomon Smith Barney notes that this condition was added to the original Shearson Lehman exemption request when Shearson Lehman agreed not to use affiliated Sub-Advisers. Therefore, Salomon Smith Barney presumes that the term "independent" means "not an affiliate." Salomon Smith Barney represents that
Section III(b) of PTE 99-15 defines the term "affiliate" of Salomon Smith Barney to include:

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney. (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any officer, director or partner in such person, and

 (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

 Salomon Smith Barney notes that problems of interpretation have arisen because subparagraphs (2) and (3) of the affiliate definition use the term "such person" rather than referring directly to Salomon Smith Barney. Salomon Smith Barney explains that when defining an "affiliate" of Salomon Smith Barney, the definition may be construed to encompass only relationships with Salomon Smith Barney that involve shared control, influence or economic interests or it could be interpreted to cover affiliates of Salomon Smith Barney's affiliates, where there is no basis for common management or identical economic interests, because subparagraphs (2) and (3) have no clear antecedents.

 Salomon Smith Barney asserts that State Street is not under common corporate control with either it or any of its corporate affiliates. Instead, State Street is a subsidiary of an independently-owned and managed public company. Therefore, there is no control relationship, as contemplated in subparagraph
(1) of Section III(b), between Citigroup and State Street Corporation, the respective parent companies of Salomon Smith Barney and of State Street. Salomon Smith Barney also states that the Joint Venture is not necessarily its affiliate under subparagraph (1) of the definition because Salomon Smith Barney's indirect 50 percent ownership interest in the Joint Venture is not a "controlling interest." Therefore, if the Joint Venture is not an affiliate, Salomon Smith Barney believes that State Street is not a partner of Salomon Smith Barney, nor an officer or director of Salomon Smith Barney, as contemplated in subparagraph (2) of Section III(b). Further, Salomon Smith Barney explains that State Street's exclusive ownership by State Street Corporation does not trigger the ownership provisions of subparagraph (3) of
Section III(b).

 In addition to the above, Salomon Smith Barney states that it will not exercise control or influence in the operation of the Joint Venture that will inure to State Street. In addition, Salomon Smith Barney represents that Citi will not exercise control of the Joint Venture because it has only a 50 percent interest. Further, since all significant corporate actions of the Joint Venture will require unanimity, Salomon Smith Barney explains that neither Citi nor State Street will be able to exercise exclusive control over the Joint Venture.

B. Proposed Amendment

 Salomon Smith Barney submits that subparagraph (1) of Section III(b) does not require any clarification. However, it proposes that subparagraphs (2) and (3) of the affiliate definition be modified to cover only those persons and entities that have a significant role in the decisions made by Salomon Smith Barney or which are managed or influenced by Salomon Smith Barney. These entities or persons include individual officers, directors and partners in Salomon Smith Barney and its corporate affiliates, and corporations and partnerships in which Salomon Smith Barney and its corporate affiliates have a 10 percent or greater interest. Salomon Smith Barney believes that this tailoring of the affiliate definition will avoid future problems in determining the independence of the Sub-Advisers, including SSgA.

 Thus, on the basis of the foregoing, Section III(b) of PTE 99-15 is hereby modified in this notice of proposed exemption to read as follows:

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer, director or partner in Salomon Smith Barney or a person who is described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraph (b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 In connection with the revised affiliate definition, Salomon Smith Barney requests that the term "officer" be defined in new subparagraph (d) of Section III to limit this portion of the affiliate definition to individuals who have a significant management role. Salomon Smith Barney points out that there are job titles at fairly modest levels of authority within it as well as in any company, and it wishes to ensure that future factual inquiries into an individual's status as an affiliate do not require that it contact virtually every official in its corporate population in a due diligence effort. Therefore, Salomon Smith Barney proposes that Section III(d) should read as follows:

 The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policy-making function for the entity.

 Under the foregoing modifications, Salomon Smith Barney believes that Sections II(h) and III(b) of the proposed exemption will no longer have conflicting meanings.

II. Proposed Modification of the One Percent Limitation on Stock Issued by Salomon Smith Barney and/or Its Affiliates

 Salomon Smith Barney represents that there are a number of established market indexes that have been created by parties which are unaffiliated with Citigroup, its indirect parent. For example, the S&P 500 Index is a widely-used benchmark index of domestic equity performance. This index consists of 500 stocks that have been selected by the Standard & Poor's Company (S&P) for market capitalization, liquidity and industry group representation. The index is market-value weighted so the performance of the larger of the included companies has a greater impact on the performance of the index as a whole. Currently, the common stock (the Common Stock) of Citigroup represents 1.57 percent of the S&P 500 Index.

 In addition to the S&P 500 Index, Salomon Smith Barney explains that the Russell 3000 Index is composed of the 3,000 largest United States companies, based upon total market capitalization. Salomon Smith Barney also points out that there are a number of Russell Indexes which are based on subsets of the Russell 3000 Index. These Indexes include (a) the Russell 2000 Index, which measures the performance of the smallest 2,000 United States companies in the Russell 3000 Index and therefore, excludes Citigroup; and (b) the Russell 1000 Index, which measures the performance of the 1,000 largest United States companies in the Russell 3000 Value Index and includes Citigroup. In addition, Salomon Smith Barney represents that there are further subsets of the Russell Indexes which are based upon Russell's characterization of stock as either "Growth" or "Value." For example, Salomon Smith Barney explains that Citigroup is included within these subsets. As of March 31, 2000, Citigroup Common Stock represented 3.8981 percent of the Russell 1000 Value Index and 3.6343 percent of the Russell 3000 Value Index.

A. Section II(i)

 Based upon the foregoing descriptions of the stock indexes, Salomon Smith Barney requests that Section II(i) of PTE 99-15 be modified in order to permit an independent Sub-Adviser which manages the assets in a Portfolio to exceed the one percent investment limitation on securities issued by Salomon Smith Barney and/or its affiliates under certain circumstances. As currently drafted,
Section II(i) states that--

 Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will not exceed one percent.

 In other words, the exception will apply to "any higher percentage" which may result from a Sub-Adviser's management of an index fund (the Index Fund) Portfolio which includes Citigroup Common Stock. The index will be an established third party index and the Sub-Adviser will track the index results using the "passive full replication" trading method./3/

 Because the Sub-Adviser will purchase and sell Citigroup Common Stock to approximate the performance of an index rather than reflect the Sub-Adviser's evaluation of the Common Stock in its individual merits, Salomon Smith Barney states that any additional investment by a Portfolio in Citigroup Common Stock over the one percent threshold will result from the implementation of the trading method and not from the Sub-Adviser's exercise of investment discretion.

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. However, Salomon Smith Barney proposes that passive or pure Index Fund Sub-Advisers be permitted to hold Citigroup Common Stock in their portfolios which exceed the one percent limitation to the extent such higher percentage is necessary to replicate the underlying index./4/ Salomon Smith Barney points out that pure index Sub-Advisers that are responsible for investing only a portion of the assets in the Consulting Group Capital Markets Large Cap Value Fund and the Large Cap Growth Consulting Group Capital Markets Fund, are currently in compliance with the one percent limitation. These Portfolios, which consist of both an actively-managed portion and a distinct, passively-managed portion, held less than one percent of the their total assets in Citigroup Common Stock.

 If an index-based Sub-Adviser were to manage a greater portion or all of either of the aforementioned Portfolios, Salomon Smith Barney explains that the total Portfolio may include Citigroup Common Stock which breaches the one percent threshold. Similarly, Salomon Smith Barney notes that if the entire Portfolio, such as the Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio, has the investment objective of providing results that correspond to the price and yield performance of the S&P 500 Index, the Sub-Adviser would be expected to approximate the cited percentage of 1.57 percent for Citigroup Common Stock in the S&P 500 Index. This would also violate the one percent investment limitation.

 Salomon Smith Barney states that the present one percent limitation placed on Citigroup Common Stock increases the likelihood that the performance of an Index Fund Portfolio will not replicate the applicable index. Because Citigroup is among the largest companies on the basis of capitalization in the S&P 500, Salomon Smith Barney states that Citigroup's performance can have a significant impact in index performance calculations. However, if Citigroup Common Stock is not proportionately represented, Salomon Smith Barney explains that Index Fund performance will deviate from the index whether Citigroup Common Stock does well or underperforms.

--------
 /3/According to Salomon Smith Barney, there are two forms of index trading--passive full replication (wherein each stock in the same weightings as the index is owned by a mutual fund) and sampling (in which each sector, but not necessarily all stocks in such sector, in the same weightings as the index is also owned by a mutual fund). Salomon Smith Barney notes that sampling is used most often when a portfolio is smaller and cannot efficiently replicate the entire index.

--------
 /4/In its management of a "pure" Index Fund, the Sub-Adviser does not evaluate individual companies to identify attractive investment candidates or to eliminate underperforming investments. Instead, the Sub-Adviser attempts to mirror the composition of the relevant index as closely as possible by adjusting the Portfolio holdings daily to reflect the companies included in the index and their relative weightings. Because performance of the Index Fund is tied to the performance of the index that it tracks, investors are advised that this investment strategy may mean losses if the applicable index performs poorly relative to other indexes or individual stocks.

The performance of a pure Index Fund generally does not mirror the index performance exactly. The index is merely a composite performance figure, based upon an established selection of companies. It does not represent actual assets being managed so there are no expenses deducted from its performance results. In contrast, an Index Fund Portfolio represents actual assets under management and has liquidity requirements associated with Fund operation. To meet redemption requests and to pay expenses, the Index Fund must maintain a portion of its assets in cash and cash equivalents.

 In any event, Salomon Smith Barney believes that the one percent limitation has the effect of depriving a Plan of the opportunity to invest in a Fund (available to non-Plan investors) that might otherwise track the applicable index more exactly. Because many Plan sponsors are anxious to have an Index Fund available through the TRAK Program, Salomon Smith Barney wishes to move quickly to accommodate the Plan market's design preferences.

 For these reasons, Salomon Smith Barney requests that the current one percent restriction be lifted and allowed to be exceeded with respect to Portfolio investments that are made by passive Sub-Advisers in Citigroup Common Stock in their replication of third-party indexes. In addition, Salomon Smith Barney seeks the flexibility to have the Portfolios consist, in whole or in part, of Index Funds that are managed by passive Sub-Advisers. However, the ownership by a Portfolio of Citigroup Common Stock which is in excess of the one percent limitation would result solely from the activities of the passive Sub-Adviser in replicating an index.

B. Exemptive Safeguards

 Section II(i) of the proposed exemption has been further expanded to include a number of substantive safeguards for the protection of Plans investing under the TRAK Program. In this regard, Section II(i) requires that the amount held by the Sub-Adviser in managing an Index Fund Portfolio be held in order to replicate an established third party index. In addition, Section II(i) states that the index must represent the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. In this regard, the organization creating the index must be (a) engaged in the business of providing financial information; (b) a publisher of financial news information; or (c) a public stock exchange or association of securities dealers. The index must also be created and maintained by an organization independent of Salomon Smith Barney and its affiliates and must be a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 Moreover, Section II(i) requires that the acquisition or disposition of Citigroup Common Stock must not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 Finally, Section II(i) requires that an Independent Plan Fiduciary authorize the investment of a Plan's assets in an Index Fund Portfolio which purchases and/or holds Citigroup Common Stock while the Sub-Adviser will be responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

Notice to Interested Persons

 Notice of the proposed exemption will be mailed by first class mail to the Independent Plan Fiduciary of each Plan currently participating in the TRAK Program, or, in the case of a Section 404(c) Plan, to the recordholder of Trust shares. Such notice will be given within 15 days of the publication of the notice of pendency in the Federal Register. The notice will contain a copy of the notice of proposed exemption as published in the Federal Register and a supplemental statement, as required pursuant to 29 CFR 2570.43(b)(2). The supplemental statement will inform interested persons of their right to comment on and/or to request a hearing with respect to the pending exemption. Written comments and hearing requests are due within 45 days of the publication of the proposed exemption in the Federal Register.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The proposed exemption, if granted, will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) Before an exemption can be granted under section 408(a) of the Act and section 4975(c)(2) of the Code, the Department must find that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) This proposed exemption, if granted, will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) This proposed exemption, if granted, is subject to the express condition that the facts and representations set forth in the notice of proposed exemption relating to PTE 99-15 and this notice, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Written Comments and Hearing Requests

 All interested persons are invited to submit written comments or requests for a hearing on the pending exemption to the address above, within the time frame set forth above, after the publication of this proposed exemption in the Federal Register. All comments will be made a part of the record. Comments received will be available for public inspection with the referenced applications at the address set forth above.

Proposed Exemption

 Based on the facts and representations set forth in the application, the Department is considering granting the requested exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990).

Section I. Covered Transactions

 A. If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. If the exemption is granted, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets. This proposed exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant-directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index.

 (2) The index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers. The index is created and maintained by an organization independent of Salomon Smith Barney and its affiliates and is a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities./5/

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.
--------

 /5/The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the proposed exemption and the final exemption, if granted, pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing, Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.

Section III. Definitions

 For purposes of this proposed exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 If granted, this proposed exemption will be effective as of April 1, 2000, with respect to the amendments to Section II(i) and Section III(b) and the inclusion of new Section III(d).

 The availability of this proposed exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 25th day of May, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-13643 Filed 5-31-00; 8:45 am]

--------------------------------------------------------------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption To Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, Department of Labor.

ACTION: Grant of individual exemption to modify and replace PTE 99-15.
--------------------------------------------------------------------------------
SUMMARY: This document contains a final exemption (the Final Exemption) by the Department of Labor (the Department) which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). These transactions are described in a notice of pendency
(the Proposed Exemption) that was published in the Federal Register on June 1, 2000 at 65 FR 35138.

EFFECTIVE DATES: This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of the grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new Section III(d) in the grant notice.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: On June 1, 2000, the Department published, in the Federal Register, the above referenced Proposed Exemption which would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual, or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the
Section 403(b) Plan; collectively, the Plans).

 PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets./1/

 In the Proposed Exemption, Salomon Smith Barney requested a modification of
PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity./2/ Specifically, Salomon Smith Barney requested that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requested that the term "officer" be defined and incorporated into the Proposed Exemption, in new Section III(d), to limit the affiliate definition to persons who have a significant management role. Further, Salomon Smith Barney requested that Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index (the Index). The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice, and is effective as of July 10, 2000 with respect to Section III(d) of the grant notice.

 The Proposed Exemption was requested in an application filed on behalf of Salomon Smith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures (the Procedures) set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, this Final Exemption is being issued solely by the Department.

 The Proposed Exemption gave interested persons an opportunity to comment and to request a hearing. During the comment period, the Department received two written comments and no requests for a hearing. One of the comments was submitted by the holder of an IRA which participates in the TRAK Program. The commenter said he concurred with the modifications proposed by Salomon Smith Barney to amend and clarify the terms "affiliate" and "officer." The commenter also stated that he supported the proposed modification of the one percent limitation on the acquisition, by an independent Sub-Adviser, of securities that are issued by Salomon Smith Barney and/or its affiliates in the Sub-Adviser's replication of an Index. The commenter explained that he believed the requested changes made sense and would be beneficial to all TRAK Program participants. Therefore, the commenter urged the Department to approve the Final Exemption.

 The second comment was submitted by Salomon Smith Barney. The comment is intended to clarify and modify the preamble (the Preamble) of the Proposed Exemption.
--------
 /1/PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the reallocation option under the TRAK Program that would reduce the Plan-level investment advisory fee (the Outside
Fee) paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans.
 PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing portfolios (the Portfolios) of mutual funds (the Funds) comprising the Trust, and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77.
 Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.
 /2/The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the amendments described herein do not apply to PTE 94-50.

Following is a discussion of Salomon Smith Barney's comment letter and the Department's responses with respect thereto.

 1. Modifications to the Proposed Exemption. On page 35139 of the Proposed Exemption, the first paragraph of the Preamble states that "As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion." Also, in that same paragraph, the last sentence states, in part, that "one or more unaffiliated [S]ub-advisers [is] selected by Salomon Smith Barney." Salomon Smith Barney notes that the December 31, 1998 valuation date at the beginning of the paragraph should be changed to September 30, 1999 and the last words of the paragraph should be changed from "Salomon Smith Barney" to "the Consulting Group," which actually chooses the Sub-Advisers.

 In addition, on page 35140 of the Proposed Exemption, the last paragraph of the Preamble states, in part, that--

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. Salomon Smith Barney wishes to clarify that active Sub-Advisers also do not trade in Citigroup Common Stock because of restrictions that apply under Rule 12d3-1(c) of the Investment Company Act of 1940 (the ICA)./3/

 On page 35141 of the Proposed Exemption, the third sentence of the first "carry-over" paragraph of the Preamble identifies two Funds which currently comply with the one percent limitation on investments in Citigroup Common Stock. These Funds are the "Consulting Group Capital Markets Large Cap Value Fund" and the "Large Cap Growth Consulting Group Capital Markets Fund." However, Salomon Smith Barney suggests, for the purpose of clarity, that the formal names of the subject Funds be specified. Thus, Salomon Smith Barney explains that the proper names for the Funds are the "Consulting Group Capital Markets Funds Large Capitalization Value Equity Investments" and the "Consulting Group Capital Markets Funds Large Capitalization Growth Investments." Similarly, in the next paragraph of the Proposed Exemption on page 35141 of the Preamble, Salomon Smith Barney wishes to clarify that the formal name for the S&P Fund designated as the "Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio" is the "Consulting Group Capital Markets S&P Index Investment Fund Portfolio."

 In response to these comments, the Department acknowledges the foregoing clarifications to the names for the Funds identified in the Preamble of the Proposed Exemption.

 2. General Information. As a matter of general information, Salomon Smith Barney states that beginning with the billing cycle commencing on January 1, 2001, the Outside Fee charged to 401(k) Plan clients will be calculated on the average daily asset value for the quarter for which the fee is billed rather than the asset value on the last day of the quarter. Salomon Smith Barney explains that this change generally conforms to the billing procedure in the industry generally and is believed to be more equitable since it reflects the asset value over time rather than on a single day during a calendar quarter which may not be representative of the account balance during the period.

 In response to this comment, the Department notes Salomon Smith Barney's modification to the billing procedure in the calculation of the Outside Fee for participants in the TRAK Program that are section 401(k) Plans.

 For further information regarding the comments or other matters discussed herein, interested persons are encouraged to obtain copies of the exemption application files (Exemption Application Nos. D-10809 and D-10865) the Department is maintaining in this case. The complete application files, as well as all supplemental submissions received by the Department, are made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, U.S. Department of Labor, 200 Constitution Avenue, N.W., Washington, D.C. 20210.

 Accordingly, after giving full consideration to the entire record, including the written comments received, the Department has decided to grant the exemption subject to the modifications and clarifications described above.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The exemption will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) In accordance with section 408(a) of the Act and section 4975(c)(2) of the Code, and the Procedures cited above, and based upon the entire record, the Department finds that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) The exemption will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) The exemption is subject to the express condition that the Summary of Facts and Representations set forth in the notice of proposed exemption relating to PTE 99-15, as amended by this Final Exemption, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Exemption

 Under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the Procedures set forth above, the Department hereby amends PTE 99-15 as follows:

Section I. Covered Transactions

 A. The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by
--------
 /3/Rule 12d3-1(c) of the ICA states that an acquiring company, such as a registered investment company, may not acquire a general partnership interest or a security issued by the acquiring company's investment adviser, promoter, or principal underwriter, or by any affiliated person of such investment adviser, promoter, or principal underwriter.

reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. The restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets.

 This exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures, may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant-directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index (the Index).

 (2) The Index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the Index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers.

 The Index is created and maintained by an organization independent of Salomon Smith Barney and its affiliates and is a generally-accepted standardized Index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities./4/

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the Proposed Exemption and the Final Exemption pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the
--------
 /4 /The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.

Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.

Section III. Definitions

 For purposes of this exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual);

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney, or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct, the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of this grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new
Section III(d) in the grant notice.

 The availability of this exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 31st day of August, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-22853 Filed 9-6-00; 8:45 am]

--------------------------------------------------------------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor (the Department).

ACTION: Notice of Technical Correction.
--------------------------------------------------------------------------------
 On September 7, 2000, the Department published in the Federal Register (65 FR 54315) a final exemption which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Consulting Group).

 On page 54316 of the grant notice, the last sentence of the third paragraph of the Supplementary Information, erroneously refers to an effective date of July 10, 2000 with respect to Section III(d) of the grant notice. Thus, the sentence should be revised to read as follows:

 The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice and the inclusion of new Section III(d) of the grant notice.

 Also on page 54316 of the grant notice, clause (c) of Footnote 1, should be revised as follows to describe more accurately the purpose of the automated reallocation option:

 (c) adopted an automated reallocation option under the TRAK Program which would afford an Independent Plan Fiduciary the option of having his or her asset allocation adjusted automatically whenever the Consulting Group changes an allocation model;

FOR FURTHER INFORMATION CONTACT:
Ms. Jan D. Broady of the Department at (202) 219-8881. (This is not a toll-free number.)

Signed at Washington, DC, this 18th day of September, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, Department of Labor.

[FR Doc. 00-24388 Filed 9-21-00; 8:45 am]

TK 2088S

                    (This page is intentionally left blank)

    For More Information



If you want more information about the Portfolio, the following resources are available upon request.

Annual and Semiannual Reports

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders. The Portfolio's annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

Investment Professional

The investor's Financial Consultant is available to answer questions about the Portfolio or the investor's overall asset allocation program.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the Portfolio by contacting their Financial Consultant, or by writing to the Portfolio's sub-transfer agent, PFPC

Global Fund Services, at:

   Consulting Group Capital Markets Funds
   c/o PFPC Global Fund Services
   P.O. Box 9699
   Providence, RI 02940-9699

   or by calling the Portfolio's transfer agent at 800-451-2010

Information about the Portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the Portfolio that is not in this prospectus, you should not rely upon that information. Neither the Portfolio nor the distributor is offering to sell shares of the Portfolio to any person to whom the Portfolio may not lawfully sell its shares.

Investment Company Act File No. 811-06318

                                                [LOGO OF SALOMON SMITH BARNEY]

Salomon Smith Barney Inc. is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments and investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

(R)2001 Salomon Smith Barney Inc.    TK2096   7/01

                                  [LOGO OF CONSULTING GROUP]




                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments




--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY  LOSE
                                     VALUE

--------------------------------------------------------------------------------

         Prospectus
         July 30, 2001
                                                             [LOGO OF TRAK]

      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------




Table of Contents


Investments, Risks and Performance                  2
------------------------------------------------------
   Investment objective                             2
------------------------------------------------------
   Principal investment strategies                  2
------------------------------------------------------
   Principal risks of investing in the Portfolio    4
------------------------------------------------------
   Performance                                      5
------------------------------------------------------
   Fee table                                        5
------------------------------------------------------

More on the Portfolio's Investments                 6
------------------------------------------------------

The Manager                                         7
------------------------------------------------------

Asset Allocation Programs                           9
------------------------------------------------------

Investment and Account Information                 10
------------------------------------------------------
   Account transactions                            10
------------------------------------------------------
   Valuation of shares                             11
------------------------------------------------------
   Dividends and distributions                     11
------------------------------------------------------
   Taxes                                           11
------------------------------------------------------
Financial Highlights                               12
------------------------------------------------------
Appendix A                                        A-1
------------------------------------------------------
Appendix B                                        B-1
------------------------------------------------------


1 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------



Investments, Risks and Performance

Investment objective

Long-term capital appreciation.


Principal investment strategies



The Portfolio invests primarily in securities of U.S. companies of various market capitalizations. A portion of the Portfolio's assets may be invested in securities of companies located outside the U.S. The manager allocates the assets among investment advisers employing three portfolio management strategies:


 .  Convertible arbitrage

 .  Merger arbitrage

 .  Equity market neutral


Through these strategies, the Portfolio attempts to achieve capital appreciation from stock selection and other strategies rather than from general stock market movements. Each of the strategies involves taking both long and short positions in securities. The long positions generally increase in price in a rising market (and decrease in a declining market). Short positions generally incur losses in a rising market (and profit from market declines). Consequently, the long and short positions tend to cancel out the effect of general stock market trends. Using convertible arbitrage or merger arbitrage, the Portfolio seeks to profit either by identifying price differentials among related securities or inefficiencies in the market's pricing of certain securities. Using an equity market neutral strategy, the Porfolio seeks to select undervalued stocks for its long positions and overvalued stocks for its short positions. The Portfolio's strategies are intended to produce favorable returns regardless of the general trend in the market and to minimize the risks associated with investing in the equity markets. However, there is no assurance that such favorable returns will be achieved. The Portfolio's strategies are discussed in further detail below.




Convertible Arbitrage. A portion of the Portfolio's assets are invested in accordance with a convertible arbitrage strategy, which is implemented by Calamos Asset Management ("Calamos"). Convertible arbitrage consists of buying debt securities, preferred stocks and other securities convertible into common stock and hedging a portion of the equity risk inherent in these securities. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase.

The Portfolio's increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset the Portfolio's gain on the short position. The Portfolio profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.

In selecting securities for the Portfolio, Calamos:

 . analyzes the default risk on the convertible security using traditional credit analysis

 . employs fundamental equity analysis to determine the capital appreciation potential of the common stock into which the security is convertible

 . considers the risk/return potential of a convertible hedge strategy with respect to the security

 . considers the diversification of the Portfolio and other portfolio composition criteria

In its equity and credit analysis, Calamos considers:

 .  The issuer's financial soundness

 .  Interest and dividend coverage

 .  Earnings and cash-flow forecasts

 .  Quality of management

In determining the appropriate portion of the Portfolio's equity exposure to hedge, Calamos considers:

 .  The general outlook for interest rates and equity markets

 .  The availability of stock to sell short

 .  Expected returns and volatility

Merger Arbitrage. A portion of the Portfolio's assets are allocated to Pegasus Investments, Inc. ("Pegasus") to pursue a merger arbitrage strategy. Merger arbitrage is designed to profit from the successful completion of announced merger and acquisition transactions involving publicly owned companies. The Portfolio does not speculate on unannounced transactions or where a definitive agreement does not exist. A number of trading practices may be employed to capture the potential profit of merger and acquisition transactions. Typically, the Portfolio establishes merger arbitrage positions by purchasing the shares of a target company at a discount to the value of the consideration offered in the merger or tender offer (whether cash or securities). When the consideration is shares of the acquiring company, the Portfolio may also

2 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------
                                   Investments, Risks and Performance, continued




sell short shares of the acquiring company. The number of shares sold short generally is based on the exchange ratio specified in the merger agreement. Hedging the target shares against the consideration offered in the merger or tender offer produces the merger arbitrage profit spread--effectively the discount to the merger consideration at which the target company trades--which will be received by the Portfolio upon the transaction closing. Such merger arbitrage positions both establish defined trading profit spreads and also are intended to provide an overall portfolio hedge against general market volatility. The merger arbitrage spread is available because of:

 . Market perception that the transaction may be delayed, renegotiated or cancelled

 . The time value of money, that is, the discount an investor is willing to accept when selling shares today instead of waiting for the merger and acquisition transaction to close

 . Market, industry or company specific events which create trading opportunities during the course of a merger and acquisition transaction

Pegasus seeks to achieve high absolute returns on investments. At the same time, Pegasus seeks to create a portfolio the market value of which is not volatile compared to the general equities market and which is generally not affected by overall movements in the U.S. equity markets. Pegasus intends to maintain positions that are substantially hedged and diversified principally among U.S. issuers involved in merger and acquisition transactions with respect to which a definitive agreement has been signed and approved by the Board of Directors of the companies involved. In selecting transactions in which to invest, Pegasus focuses on preservation of capital and minimalization of risks. Pegasus also evaluates among other things:

 .  The strategic rationale for the merger and acquisition transaction

 .  The terms, conditions and valuation of the transaction

 . The financial and competitive business condition of the merging companies and the industries in which they participate

 .  Regulatory, financing and business contingencies to the transaction

 .  Trading liquidity and downside risk assessment

 .  Its ability to diversify among specific transactions and industries


Equity Market Neutral. SSgA Funds Management, Inc. ("SSgA") (formerly known as State Street Global Advisors), manages the portion of the Portfolio's assets that are invested in accordance with an equity market neutral strategy. Using this strategy, SSgA purchases stocks of companies it believes are undervalued and will outperform the equity markets. At the same time, it sells short the stocks of companies it believes are overvalued and will underperform the general market. The stocks purchased and sold short frequently have similar characteristics such as capitalization and industry, so that changes in price arising solely from general market movements may be expected to be offset by the long and short positions. Positive returns generally occur when the Portfolio's stock selection strategy establishes long positions which appreciate more than its short positions in a rising market and short positions which depreciate more than its long positions in a falling market.



In selecting stocks and short positions for the Portfolio, SSgA focuses upon a stock's current relative value and the company's future earnings potential. SSgA looks for the following to identify long and short positions for the
Portfolio:


 .  Valuations relative to book value, cash flow, sales and earnings

 .  Changes in earnings estimates relative to the price

 .  Whether there is a consensus among analysts

 .  Changes in individual earnings estimates

                                  Short Sales

 Each of the Portfolio's strategies employs short sales to a significant degree. In a short sale, the Portfolio borrows securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Portfolio's obligation to the lending broker and are invested in liquid securities. Since the Portfolio is obligated to return the borrowed securities, the Portfolio will benefit from a short sale if the market price of the security sold short declines in value because the Portfolio would have to pay less to replace the borrowed security. The Portfolio will incur a loss if the security increases in price because the Portfolio would have to pay more to replace the borrowed security.

3 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------

Principal risks of investing in the Portfolio

An investment in the Portfolio involves specific risks relating to the nature of its investment strategies. You should invest in the Portfolio only if you are capable of bearing these risks.


Equity Securities. Although the Portfolio's strategies attempt to neutralize the effect of general trends in the equity markets, your investment in the Portfolio is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed income securities, but have also experienced significantly more volatility in those returns. You could lose money on your investment or the Portfolio might not perform as well as other investments if any of the following occurs:


 . Equity markets drop in price, experience significant volatility, or perform poorly relative to fixed income investments

 . An adverse event, such as an unfavorable earnings report, depresses the price of a particular company's stock or reduces trading liquidity


 . An investment adviser is incorrect about the attractiveness, value or potential appreciation or depreciation of a particular investment


Short Sales. Short sales are an integral part of each of the Portfolio's strategies. Short sales involve risks, including:

 . The Portfolio may incur a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Portfolio replaces the security

 . The Portfolio may be unable to repurchase the borrowed security at a particular time or at an acceptable price. When the Portfolio is short a security, the lender may terminate the loan at a time when the Portfolio is unable to borrow the same security from another lender. When this happens the Portfolio is required to close out its short position at the current market price

 . Although the Portfolio's gain is limited to the amount received upon selling a security short, its potential loss is unlimited

 . The Portfolio might be unable to implement these strategies because of the lack of attractive short sale opportunities

Merger Arbitrage. Generally, there may be a risk of insufficient merger arbitrage investment opportunities to implement this strategy in the event of a significant reduction in public company merger and acquisition activity. In addition to risks generally associated with equity securities and short sales, merger arbitrage involves the risk of loss in the event:

 . A proposed transaction is not completed, is negatively renegotiated or is delayed and the price of the target company's securities declines. This failure or delay may result from regulatory restrictions, negative competitive or financial developments, the inability to obtain shareholder approval, the absence of financing or other transaction contingencies. Because the market price of the target's securities will generally have risen significantly in response to the proposed transaction, the corresponding market decline may be substantial

 . A merger transaction fails or its completion is significantly delayed, which may cause the price of the stock of the acquiring company, which the Portfolio has sold short, to increase significantly

Convertible Arbitrage. In addition to the risks associated with equity securities and short sales, convertible arbitrage also entails risks associated with fixed income securities. These risks include:

 . If interest rates go up, the prices of fixed income securities tend to decline

 . The issuer of a security owned by the Portfolio may default on its obligation to pay principal and/or interest or its credit rating may be downgraded


All strategies. Each of the strategies is based to some extent on historical correlations between the price movements of different securities. In some market conditions, these historical correlations may not reflect current market conditions and may cause an investment adviser's judgment about the attractiveness of particular securities or strategies to be incorrect. This may result in the Portfolio incurring a loss or the Portfolio's net asset value being more volatile than if these strategies were not used.


Impact of high portfolio turnover The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

4 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------
                                   Investments, Risks and Performance, continued



Performance



The bar chart and tables below indicate the risks and returns of investing in the Portfolio. The bar chart shows changes in the performance of the Portfolio from year to year since its founding on May 10, 1999. The table shows how the Portfolio's average annual returns for different calendar periods compare to those of the Portfolio's benchmark index. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


[CHART]
Percentage Total Returns for
Multi-Strategy Market Neutral Investments

00    6.64%


Calendar year ended December 31


AVERAGE ANNUAL TOTAL RETURNS


(for the periods ended December 31, 2000)

---------------------------------------------

                                       One   Five   Life of  Inception
                                      year   years Portfolio   Date
         --------------------------------------------------------------
         Portfolio (without advisory
          program fee)*               6.64%   n/a    8.09%    5/10/99
         S&P 500                     (9.10)%  n/a    0.27%      **
         Three Month T-Bill Index     5.99%   n/a    5.29%      **
         --------------------------------------------------------------


* The Portfolio is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.5%.


**Index comparison begins on 5/10/99.



PORTFOLIO'S BEST AND WORST CALENDAR QUARTERS

---------------------------------------------


                                   Total
                                  return   Quarter /Year

                     --------------------------------------
                     Best          3.25%      3rd/2000
                     Worst        (1.04)%     4th/2000
                     --------------------------------------
                     Year-to-date  2.86%  through 2nd/2001
                     --------------------------------------




                                  BENCHMARKS



 The Portfolio's primary benchmark is the S&P 500 Composite Stock Index (S&P 500 Index), a broad-based unmanaged index of widely held common stocks. In addition, the Portfolio compares its performance with the Three-Month T-Bill Index, composed of one three-month U.S. T-Bill whose return is tracked until its maturity. Unlike the Portfolio, the S&P 500 Index and the Three Month T-Bill Index are unmanaged and do not include any expenses.



Fee table


This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio and is based upon estimated expenses for the Portfolio's current fiscal year.


               Shareholder fees                              None
               (fees paid directly from your investment)

               Maximum annual TRAK(R) fee*                 1.50 %

               Annual Portfolio operating expenses
               (expenses that are deducted from Portfolio
                assets)
                  Management fee                           1.80 %
                  Administration                           0.20 %
                  Other expenses                           0.66 %
                                                          -------
               Total annual Portfolio operating expenses   2.66 %
               Management fee waiver **                   (0.76)%
                                                          -------
               Net annual Portfolio operating expenses     1.90 %
                                                          =======


* Fee payable under the TRAK(R) Personalized Investment Advisory Service for asset allocation services. See "Asset Allocation Programs."

** Management has agreed to waive a portion of the management fee because it has voluntarily agreed to limit total annual Portfolio operating expenses to 1.90% of average net assets. The fee waiver will remain in effect until changed by the Board of Trustees.


Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:

 .  You invest $10,000 in the Portfolio for the time periods indicated;


 .  You reinvest all dividends and distributions;


 .  You redeem at the end of each period;

 .  Your investment has a 5% return each year; and

 .  The Portfolio's operating expenses remain the same.

Under these assumptions, your costs including the maximum annual TRAK(R) fee, would be:



                        After 1 After 3 After 5 After 10
                         year    years   years   years
                         $418   $1,264  $2,124   $4,339



5 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------



More on the Portfolio's Investments


The section entitled "Investments, Risks and Performance" describes the Portfolio's investment objective and its principal investment strategies and risks. This section provides some additional information about the Portfolio's investments and certain investment management techniques the Portfolio may use. More information about the Portfolio's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Equity Investments. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Convertible Securities. Convertible securities include debt obligations and preferred stock of an issuer which are convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

Foreign Securities. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. The Portfolio may invest in foreign securities directly or in the form of depositary receipts. The risks of foreign investment include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the Portfolio invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets.




Economic and monetary union (EMU) in Europe began to be implemented on January 1, 1999, when 11 European countries adopted a single currency--the euro. The conversion to the euro is being phased in over a three year period, during which time valuation, systems and other operational problems may occur in connection with the Portfolio's investments quoted in the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid ''excessive deficits'' and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of the international markets.



Defensive investing. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. The Portfolio's investments in these assets are managed by Smith Barney Fund Management LLC.


6 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------


The Manager


The manager. The Consulting Group, a division of Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("SBFM"), serves as the manager for the Portfolio. SBFM is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. As manager, the Consulting Group selects and oversees professional money managers who are responsible for investing the assets of the Portfolio. The Consulting Group was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well-qualified investment advisers. Since 1973, the Consulting Group has grown to become one of the nation's foremost organizations providing portfolio evaluation, asset allocation, market analysis and investment adviser selection services.



The Portfolio is part of a series of portfolios which comprise the Consulting Group Capital Markets Funds (the "Trust"). The Trust is a series company that consists of the Portfolio and the following additional portfolios which are offered in separate prospectuses, copies of which can be obtained from any Salomon Smith Barney Financial Consultant:


 .  Government Money Investments

 .  Intermediate Fixed Income Investments

 .  Long-Term Bond Investments

 .  Municipal Bond Investments

 .  Mortgage Backed Investments

 .  High Yield Investments

 .  Multi-Sector Fixed Income Investments

 .  Balanced Investments

 .  Large Capitalization Value Equity Investments

 .  Large Capitalization Growth Investments

 .  Small Capitalization Value Equity Investments

 .  S & P 500 Index Investments

 .  Small Capitalization Growth Investments


 .  Global Sciences and Technology Investments


 .  International Equity Investments

 .  International Fixed Income Investments

 .  Emerging Markets Equity Investments



The investment advisers. The investment advisers are responsible for the day-to-day investment operations of the Portfolio in accordance with the Portfolio's investment objectives and policies. The Portfolio's assets are allocated among three investment advisers according to the following percentages: Pegasus Investments, Inc.--33.3%, SSgA Funds Management, Inc.--33.3%, Calamos Asset Management--33.3%. The name and address of each investment adviser, and the name and background of each portfolio manager, is included in the box below.

 CO-INVESTMENT ADVISERS

 PEGASUS INVESTMENTS, INC.
 One Boston Place
 Boston, Massachusetts 02108

   PORTFOLIO MANAGERS
   Paul B. Kopperl
   Andrew D. Kopperl
   Brian M.O. Kopperl and
   Douglas E. Francis,
   who are president, director, a managing director and a managing director, respectively, of Pegasus.

 SSgA FUNDS MANAGEMENT, INC.
 Two International Place
 Boston, Massachusetts 02110

   PORTFOLIO MANAGERS
   David A. Hanna
   Peter B. Wiley
   Jeffrey P. Adams and
   Peter M. Stonberg,
   each of whom is a principal of SSgA.

 CALAMOS ASSET MANAGEMENT
 1111 East Warrenville Road
 Naperville, Illinois 60563

   PORTFOLIO MANAGERS
   John P. Calamos
   Nicholas P. Calamos
   John P. Calamos, Jr.,
   who are the president and chief investment officer, managing director and vice president, respectively, of Calamos.



7 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------
                                                          The Manager, continued





The investment adviser selection process. Subject to the review and approval of the Board of Trustees, the Consulting Group is responsible for selecting, supervising and evaluating investment advisers who manage the Portfolio's assets. The Consulting Group may adjust the allocation of the Portfolio's assets among the investment advisers by up to 10%. Any adjustment affecting more than 10% of the Portfolio's assets will be made by the Board of Trustees. The Consulting Group employs a rigorous evaluation process to select those investment advisers that have distinguished themselves through consistent and superior performance. The Consulting Group has retained Hedge Fund Research, Inc., at its own expense, to provide statistical and other factual information with respect to the Portfolio's investment advisers and potential investment advisers. The Consulting Group is also responsible for communicating performance expectations and evaluations to each investment adviser and ultimately recommending to the Board of Trustees whether an investment adviser's contract should be renewed. The Consulting Group provides written reports to the Trustees regarding the results of its evaluation and monitoring functions.



                            The Evaluation Process



 The Consulting Group screens more than 3,000 registered investment advisory firms, tracks the performance of more than 700 firms on its comprehensive database and evaluates the strength and performance of advisory firms in Consulting Group programs each year. Throughout the evaluation, the Consulting Group focuses on a number of key issues:



 .  level of expertise



 .  relative performance and consistency of performance



 .  strict adherence to investment discipline or philosophy



 .  personnel, facility and financial strength



 .  quality of service and communication.




The Portfolio relies upon an exemptive order from the Securities and Exchange Commission which permits the manager to select new investment advisers or replace existing investment advisers without first obtaining shareholder approval for the change. The Trustees, including a majority of the "non-interested" Trustees, must approve each new investment advisory contract. This allows the manager to act more quickly to change investment advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Portfolio will provide investors with information about each new investment adviser and its investment advisory contract within 90 days of the engagement of a new investment adviser.



Management Fees. The Consulting Group receives fees from the Portfolio for its services at an annual rate of 1.80% of its average daily net assets. For the fiscal year ended March 31, 2001, the Consulting Group received a management fee equal to 1.36% of the Portfolio's average daily net assets. In turn, the Consulting Group pays the investment advisers a portion of this fee for their services. For the fiscal year ended March 31, 2001, the Portfolio paid SBFM a fee at an annual rate of 0.20% of the Portfolio's average daily net assets for administration services.



Possible Conflict of Interest. The advisory fee paid by each portfolio in the Trust to the manager and the portion of that advisory fee paid by the manager to each investment adviser varies depending upon the portfolio of the Trust selected. For this reason, the manager could retain a larger portion of the advisory fee by recommending to clients in its asset allocation program certain portfolios in the Trust over other portfolios for asset allocation. You should consider this possible conflict of interest when evaluating the manager's asset allocation recommendation. The manager intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making investment recommendations.


8 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------






Asset Allocation Programs


Shares of the Portfolio are available to participants in advisory programs or asset based fee programs sponsored by Salomon Smith Barney Inc., including the TRAK(R) Personalized Investment Advisory Service, or other qualified investment advisers approved by the Consulting Group. The advisory services provide investors with asset allocation recommendations, which are implemented through the Portfolio.

Advisory services generally include:

 .  evaluating the investor's investment objectives and time horizon

 .  analyzing the investor's risk tolerance

 .  recommending an allocation of assets among the portfolios in the Trust

 . providing monitoring reports containing an analysis and evaluation of an investor's account and recommending any changes

While an advisory service makes a recommendation, the ultimate investment decision is normally up to the investor and not the provider of the advisory service.

Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under a Salomon Smith Barney advisory service is 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under a Salomon Smith Barney advisory program may be paid either by redemption of shares of the Trust or by separate payment.


9 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------

Investment and Account Information


Account transactions


Purchase of Shares. You may purchase shares of the Portfolio if you are a participant in an advisory program or asset based fee program sponsored by Salomon Smith Barney, including TRAK(R), or by qualified investment advisers not affiliated with Salomon Smith Barney. Purchases of shares of the Portfolio must be made through a brokerage account maintained with Salomon Smith Barney or through a broker that clears securities transactions through Salomon Smith Barney (an introducing broker). You may establish a brokerage account with Salomon Smith Barney free of charge in order to purchase shares of the Portfolio.

 . The minimum initial aggregate investment in the TRAK program is $10,000. The minimum investment in the Portfolio is $100.

 .  There is no minimum on additional investments.

 . The minimum initial aggregate investment in the TRAK program for employees of Salomon Smith Barney and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

 . The Portfolio and the TRAK program may vary or waive the investment minimums at any time.

 . You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the SAI.

Shares of the Portfolio are sold at net asset value per share without imposition of a sales charge but will be subject to any applicable advisory program fee. All orders to purchase accepted by Salomon Smith Barney or the introducing broker before 4:00 p.m., Eastern time, will receive that day's share price. Orders accepted after 4:00 p.m. will receive the next day's share price. All purchase orders must be in good order to be accepted. This means you have provided the following information:

 .  Name of the Portfolio

 .  Account Number

 .  Dollar amount or number of shares to be purchased

 .  Signatures of each owner exactly as the account is registered

The Portfolio reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless Salomon Smith Barney has received and accepted an advisory agreement signed by investors participating in the TRAK(R) program or other advisory program sponsored by Salomon Smith Barney.

With respect to investors participating in advisory programs sponsored by entities other than Salomon Smith Barney, Salomon Smith Barney must have received and accepted the appropriate documents before the order will be accepted. Payment for shares must be received by Salomon Smith Barney or the introducing broker within three business days after the order is placed in good order.


Redemption of Shares. You may sell shares of the Portfolio at net asset value on any day the New York Stock Exchange is open by contacting your broker. All redemption requests accepted by Salomon Smith Barney or an introducing broker before 4:00 p.m. Eastern time on any day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day's price. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your Salomon Smith Barney advisory service, you must redeem your shares in the Portfolio.


The Portfolio has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder's account at Salomon Smith Barney or at an introducing broker for up to seven days, as permitted by law. Redemption proceeds held in an investor's brokerage account generally will not earn any income and Salomon Smith Barney or the introducing broker may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of the Portfolio by personal check will be credited with the proceeds of a redemption of those shares after the purchaser's check has cleared, which may take up to 15 days.

Exchange of Shares. An investor that participates in an advisory program may exchange shares in the Portfolio for shares in any other portfolio in the Trust at net asset value without payment of an exchange fee. Be sure to consider the investment objectives and policies of any Portfolio into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.

The Consulting Group may limit additional exchanges and/or purchases by a shareholder if it determines that the shareholder is pursuing a pattern of frequent exchanges. Excessive exchange transactions can adversely affect a Portfolio's performance, hurting the Portfolio's other shareholders. If the Consulting Group discovers a pattern of frequent exchanges, it will provide notice in writing or by telephone to the shareholder at least 15 days before suspending his or her exchange privilege. During the 15-day period the shareholder will be required either to redeem his or her shares in the Portfolio or establish an allocation which the shareholder expects to maintain for a significant period of time.

10 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------
                                   Investment and Account Information, continued



Accounts with Low Balances. If your account falls below $7,500 as a result of redemptions (and not because of performance or payment of the Salomon Smith Barney Advisory Service fees), Salomon Smith Barney or the introducing broker may ask you to increase the size of your account to $7,500 within thirty days. If you do not increase the account to $7,500, Salomon Smith Barney may redeem the shares in your account at net asset value and remit the proceeds to you. The proceeds will be deposited in your brokerage account unless you instruct otherwise.

Valuation of shares

The Portfolio offers its shares at their net asset value per share. The Portfolio calculates its net asset value once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the Exchange closes early, the Portfolio accelerates calculation of net asset value and transaction deadlines to the actual closing time. The Exchange is closed on certain holidays listed in the SAI.


The Portfolio generally values its fund securities based on market prices or quotations. The Portfolio's currency conversions, if any, are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the Consulting Group believes they are unreliable or that the value of a security has been materially affected by events occurring after the securities or currency exchanges close, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A mutual fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


International markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by the Portfolio could change on days when shares of the Portfolio cannot be bought or redeemed.

Dividends and distributions


The Portfolio intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The Portfolio declares and pays dividends, if any, from net investment income annually. The Portfolio declares and distributes realized net capital gains, if any, annually, typically in December. All dividends and capital gains are reinvested in shares of the Portfolio unless the shareholder elects to receive them in cash.


The Portfolio expects distributions to be primarily from capital gains, a substantial portion of which may be short-term.

Taxes

------------------------------------------------------

Transactions                  Federal Tax Status
------------------------------------------------------
Sales or exchange of shares   Usually capital gain or
                              loss; long-term only if
                              shares owned more
                              than one year
------------------------------------------------------
Distributions of long-term    Long-term capital gain
  capital gain
------------------------------------------------------
Distributions of short-term   Ordinary income
  capital gain
------------------------------------------------------
Dividends from net investment Ordinary income
  income
------------------------------------------------------
Any of the above received by  Not a taxable event
  a tax-deferred retirement
  account
------------------------------------------------------


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Portfolio is about to declare a capital gain distribution or a taxable dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, you will receive a Form 1099 indicating your dividends and distributions for the prior year, which are taxable as described above even if reinvested, and your redemptions during that year. If you do not provide the Portfolio with your correct taxpayer identification number and any required certifications, you may be subject to a backup withholding tax of the Portfolio's distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Portfolio.



As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes. Under current federal income tax law, an individual's miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals having, in 2001, adjusted gross income in excess of $132,950 ($66,475 for married individuals filing separately).


11 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

--------------------------------------------------------------------------------

Financial Highlights


The financial highlights tables are intended to help you understand the performance of the Portfolio for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Portfolio share assuming reinvestment of all dividends and distributions. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the Portfolio's financial statements, is included in the annual report (available upon request).


For a share of beneficial interest outstanding throughout the period ended March 31:

-----------------------------------------------------------------------

                                                               2001(2)
2000(1)(2)


--------------------------------------------------------------------------------
----

Net Asset Value, Beginning of Year                               $8.36     $8.00

--------------------------------------------------------------------------------
----
Income From Operations:

  Net investment income(3)                                        0.32      0.19

  Net realized and unrealized gain                                0.23      0.44

--------------------------------------------------------------------------------
----
Total Income From Operations                                      0.55      0.63

--------------------------------------------------------------------------------
----
Less Distributions From:

  Net investment income                                          (0.35)
(0.02)
  Net realized gains                                             (0.42)
(0.25)
--------------------------------------------------------------------------------
----
Total Distributions                                              (0.77)
(0.27)
--------------------------------------------------------------------------------
----
Net Asset Value, End of Year                                     $8.14     $8.36

--------------------------------------------------------------------------------
----
Total Return                                                      6.68%
7.98%++
--------------------------------------------------------------------------------
----
Net Assets, End of Year (000s)                                 $45,122   $32,583

--------------------------------------------------------------------------------
----
Ratios to Average Net Assets:

  Total expenses before dividend expense on short sales(3)(4)     1.90%
1.90%+
  Dividend expense from short sales                               0.61
0.80+
  Total expenses                                                  2.51
2.70+
  Net investment income                                           3.71
2.65+
--------------------------------------------------------------------------------
----
  Portfolio Turnover Rate                                          317%
249%


--------------------------------------------------------------------------------
----

(1)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(2)Per share amounts have been calculated using the monthly average shares method.
(3)The expense ratio and the per share decrease in net investment income before fee waivers were as follows:


        Per Share       Expense Ratio
     Decrease to Net  Without Fee Waiver
       Investment    and Dividend Expense
         Income        from Short Sales
     --------------- --------------------
2001      $0.01              2.05%
2000       0.05              2.64+


(4)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.


 ++Total return is not annualized, as it may not be representative of the total return for the year.


 + Annualized.


12 | MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

                                  APPENDIX A

                              Investment Indices
Following are definitions of indices that are utilized in the Client's Recommendation and Review.


Lehman Brothers Government/Corporate Bond Index
Composed of publicly issued, fixed rate, non-convertible domestic debt in three major classifications: industrial, utility, financial as well as the domestic debt of the U.S. Government or any agency thereof. All issues have at least one year to maturity, or an outstanding par value of at least $100 million for U.S. Government issues and $50 million for corporate issues. All corporate issues have a minimum rating of Baa by Moody's or BBB by Standard & Poor's.

Lehman Brothers Aggregate Bond Index
Composed of the Lehman Intermediate Government/ Corporate Bond Index and the Mortgage-Backed Securities Index and also includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Lehman Brothers Long Term Government/Corporate Bond Index
Includes all bonds covered by the Lehman Brothers Government/Corporate Bond Index, with maturities of 10 years or longer. Total return includes income and appreciation/depreciation as a percentage of original investment.

Lehman Brothers Intermediate Government/Corporate Bond Index
A subset of the Lehman Brothers Government/Corporate Bond Index covering issues with maturities up to ten years.

Lehman Brothers Mortgage Backed Securities Bond Index

Contains all fixed income securities issued and backed by mortgage pools of GNMA's, FHLMC's, FNMA's, Graduated Payment Mortgage (GPM's), but not Graduated Equity Mortgages (GEM).


Lehman Brothers Municipal Bond Index
A composite measure of the total return performance of the municipal bond market, which includes more than two million different bond issues. For simplicity, the market is divided into seven major sectors, with the performance of each sector weighted according to issue volume (adjusted annually).

Lipper Balanced Funds Average
An average of the reinvested performance of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60 percent/40 percent, respectively.

Lipper Corporate Debt Funds A Rated Average
An average of the reinvested performance of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

Lipper Corporate Debt Funds A Rated Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper Emerging Markets Funds Average
An average of the reinvested performance of funds that investing at least 65% of total assets in emerging market equity securities, where emerging market is defined by a country's gross national product per capita or other economic measures.

Lipper General Municipal Debt Funds Average
An average of the reinvested performance of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Lipper General Municipal Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper General World Funds Average
An average of the reinvested performance of the following twelve Lipper investment objectives: Gold Oriented, Global, Global Small Company, International, International Small Company, European Region, Pacific Ex Japan, Pacific Region, Emerging Markets, Japanese, Latin American and Canadian Funds.

Lipper Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

Lipper Growth Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper International Funds Average

An average of the reinvested performance of funds that invest their assets in securities whose primary trading markets are outside of the United States.


Lipper International Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper International Income Funds Average

An average of the reinvested performance of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries excluding the United States, except in periods of market weakness.


Lipper Large-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth

                                  APPENDIX A
figure, compared to the U.S. diversified large-cap funds universe average. Large-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper Multi-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average. Multi-cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper Small-Cap Growth Funds Average
An average of the reinvested performance of funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small-Cap Value Funds Average
An average of the reinvested performance of funds that normally invest in companies considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Small-cap funds will generally invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

Lipper Small Company Funds Average
An average of the reinvested performance of funds that by their prospectus or portfolio practice, limit investments to companies on the basis of the size of the company.

Lipper Small Company Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Government Money Market Funds Index
An equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds having this investment objective.

Lipper U.S. Mortgage Funds Average
An average of the reinvested performance of funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.

Morgan Stanley EAFE (Capitalization Weighted)
A composite portfolio of equity (stock market) total returns for the countries of Europe, Australia, New Zealand and the Far East. The return for each country is weighted on the basis of its market capitalization.

Morgan Stanley Emerging Equity Markets Free Gross Dividend Index
A composite portfolio consisting of equity total returns for countries with low to middle per capita income, as determined by the World Bank. Some of these countries include: Argentina, Greece, India, Malaysia and Turkey. The return for each country is weighted on the basis of its total market capitalization.

90-Day Treasury Bill Index
Unweighted average of weekly auction offering rates of 90-Day Treasury Bills. Treasury Bills are backed by the full faith and credit of the U.S. Government.

Russell 1000 Index

The 1,000 largest U.S. companies by market capitalization, representing approximately 92% of the Russell 3000 Index the smallest of which has about $1.4 billion in market capitalization. The average market capitalization for a company in this index is $13 billion.


Russell 1000 Value Index
Contains those Russell 1000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 1000 Growth Index.

Russell 1000 Growth Index
Contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 1000 Value Index.

Russell 2000 Index

Composed of the 2,000 smallest U.S. securities as determined by total market capitalization, representing approximately 8.0% of the Russell 3000 Index. The average market capitalization for a company in this index is $530 million, with the largest being $1.4 billion.

                                  APPENDIX A

Russell 2000 Value Index
Contains those Russell 2000 securities with less-than-average growth orientation. Companies in this index generally have low price-to-book and earnings ratios and lower forecasted growth values than stocks in the Russell 2000 Growth Index.

Russell 2000 Growth Index
Contains those Russell 2000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit high price-to-book and earnings ratios and higher forecasted growth values than stocks in the Russell 2000 Value Index.

Standard & Poor's 500 Index

Tracks the total return of 500 of the largest stocks in the United States, which includes a representative sample of leading companies in leading industries. The return of each stock is weighted on the basis of the stock's capitalization.


Salomon Brothers Non-U.S. Government Bond Index
A market capitalization-weighted index consisting of government bond markets of Austria, France, Spain, Australia, Germany, Sweden, Belgium, Italy, United Kingdom, Canada, Japan, Denmark and the Netherlands.

Wilshire Large Company Growth Equity Index
Focuses on the top 750 companies of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $675 million. The index excludes companies meeting one or more of the following criteria: less than 5 years of operating history, high dividend payout, low price-to-book or low return on equity.

Wilshire Large Company Value Equity Index

Focuses on the top 750 companies of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $675 million. The index excludes companies that do not rank favorably on a relative basis due to their high price-to-earnings and price-to-book ratios, or low yield.


Wilshire Small Company Growth Equity Index
Focuses on companies that rank between 751-1,750 of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $58 million. The index excludes companies meeting one or more of the following criteria: less than two years operating history, high yield, little or no earnings growth or low beta.

Wilshire Small Company Value Equity Index
Focuses on companies that rank between 751-1,750 of the Wilshire 5000 in terms of market capitalization. The smallest company's capitalization is $58 million. The index excludes companies that do not rank favorably on a relative basis because of their high price-to-earnings and price-to-book ratios, or low yield.

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

                                  APPENDIX B

The following are copies of the proposed and final exemption and a technical amendment to the final exemption from the Department of Labor from certain provisions of the Employee Retirement Income Security Act of 1974 relating to the purchase of shares and participation in TRAK by certain retirement plans and individual retirement accounts.

----------------------------
PENSION AND WELFARE BENEFITS ADMINISTRATION

[Application Nos. D-10809 and D-10865]

Notice of Proposed Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc., Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor.

ACTION: Notice of proposed individual exemption to modify and replace PTE
99-15.
----------------------------
SUMMARY: This document contains a notice of pendency before the Department of Labor (the Department) of a proposed and replacement individual exemption which, if granted, would amend PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). If granted, the proposed exemption would affect participants and beneficiaries of and fiduciaries with respect to employee benefit plans (the Plans) participating in the TRAK Program.

EFFECTIVE DATE: If granted, the proposed amendment will be effective as of April 1, 2000.

DATES: Written comments and requests for a public hearing should be received by the Department on or before July 17, 2000.

ADDRESSES: All written comments and requests for a public hearing (preferably, three copies) should be sent to the Office of Exemption Determinations, Pension and Welfare Benefits Administration, Room N-5649, U.S. Department of Labor, 200 Constitution Avenue, NW, Washington, DC 20210, Attention: Application Nos. D-10809 and D-10865. The applications pertaining to the proposed exemption and the comments received will be available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, U.S. Department of Labor, Room N-5507, 200 Constitution Avenue, NW, Washington, DC 20210.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: Notice is hereby given of the pendency before the Department of a proposed exemption that would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b)
Plan). PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets./1/
--------
 /1 /PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the asset allocation (or "outside") fee paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans. PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing Fund portfolios and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77. Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.

 As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion. Of those assets, approximately $1.9 billion were held in 407 Plan accounts having cash or deferred compensation arrangements and approximately $4.2 billion were held in more than 59,000 employee benefit plan and IRA/Keogh-type Plan accounts. At present, the Trust consists of 17 Portfolios that are managed by the Consulting Group and advised by one or more unaffiliated sub-advisers selected by Salomon Smith Barney.

 Salomon Smith Barney requests a modification of PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity./2/ Specifically, Salomon Smith Barney requests that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requests that the term "officer" be defined and incorporated into the proposed exemption, in new
Section III(d), to limit the affiliate definition to persons who have a significant management role. Further, Salomon Smith Barney requests that
Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index. If granted, the proposed exemption would be effective as of April 1, 2000.

 The proposed exemption has been requested in an application filed on behalf of Salomon Smith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, the proposed exemption is being issued solely by the Department.
--------
 /2 /The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the proposed amendments described herein will not apply to PTE 94-50.

I. Proposed Modification of the Term "Affiliate''

 Salomon Smith Barney represents that in early December 1999, Citigroup and State Street Corporation announced an agreement to form a joint venture called CitiStreet LLC, a Delaware limited liability company (the Joint Venture). The Joint Venture, which was closed on April 1, 2000, is each 50 percent owned by Keeper Holdings LLC (Citi), a wholly owned subsidiary of Citigroup, and by State Street Bank and Trust Company (State Street), a wholly owned subsidiary of State Street Corporation. Both Citigroup and State Street Corporation are publicly-held corporations.

 Salomon Smith Barney explains that the formation of the Joint Venture may have resulted in the disqualification of State Street Global Advisers (SSgA), a division of State Street, from acting as a Sub-Adviser in the TRAK Program due to certain ambiguities in the meaning of the word "affiliate." Salomon Smith Barney represents that SSgA is currently a Sub-Adviser with respect to approximately $800 million in assets in the International Equity Investments Portfolio and the Emerging Markets Equity Investments Portfolio.

A. Sections II(h) and III(b)

 Section II(h) of PTE 99-15 provides that--

 Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 Although the term "independent" is not defined in the exemption, Salomon Smith Barney notes that this condition was added to the original Shearson Lehman exemption request when Shearson Lehman agreed not to use affiliated Sub-Advisers. Therefore, Salomon Smith Barney presumes that the term "independent" means "not an affiliate." Salomon Smith Barney represents that
Section III(b) of PTE 99-15 defines the term "affiliate" of Salomon Smith Barney to include:

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney. (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any officer, director or partner in such person, and

 (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

 Salomon Smith Barney notes that problems of interpretation have arisen because subparagraphs (2) and (3) of the affiliate definition use the term "such person" rather than referring directly to Salomon Smith Barney. Salomon Smith Barney explains that when defining an "affiliate" of Salomon Smith Barney, the definition may be construed to encompass only relationships with Salomon Smith Barney that involve shared control, influence or economic interests or it could be interpreted to cover affiliates of Salomon Smith Barney's affiliates, where there is no basis for common management or identical economic interests, because subparagraphs (2) and (3) have no clear antecedents.

 Salomon Smith Barney asserts that State Street is not under common corporate control with either it or any of its corporate affiliates. Instead, State Street is a subsidiary of an independently-owned and managed public company. Therefore, there is no control relationship, as contemplated in subparagraph
(1) of Section III(b), between Citigroup and State Street Corporation, the respective parent companies of Salomon Smith Barney and of State Street. Salomon Smith Barney also states that the Joint Venture is not necessarily its affiliate under subparagraph (1) of the definition because Salomon Smith Barney's indirect 50 percent ownership interest in the Joint Venture is not a "controlling interest." Therefore, if the Joint Venture is not an affiliate, Salomon Smith Barney believes that State Street is not a partner of Salomon Smith Barney, nor an officer or director of Salomon Smith Barney, as contemplated in subparagraph (2) of Section III(b). Further, Salomon Smith Barney explains that State Street's exclusive ownership by State Street Corporation does not trigger the ownership provisions of subparagraph (3) of
Section III(b).

 In addition to the above, Salomon Smith Barney states that it will not exercise control or influence in the operation of the Joint Venture that will inure to State Street. In addition, Salomon Smith Barney represents that Citi will not exercise control of the Joint Venture because it has only a 50 percent interest. Further, since all significant corporate actions of the Joint Venture will require unanimity, Salomon Smith Barney explains that neither Citi nor State Street will be able to exercise exclusive control over the Joint Venture.

B. Proposed Amendment

 Salomon Smith Barney submits that subparagraph (1) of Section III(b) does not require any clarification. However, it proposes that subparagraphs (2) and (3) of the affiliate definition be modified to cover only those persons and entities that have a significant role in the decisions made by Salomon Smith Barney or which are managed or influenced by Salomon Smith Barney. These entities or persons include individual officers, directors and partners in Salomon Smith Barney and its corporate affiliates, and corporations and partnerships in which Salomon Smith Barney and its corporate affiliates have a 10 percent or greater interest. Salomon Smith Barney believes that this tailoring of the affiliate definition will avoid future problems in determining the independence of the Sub-Advisers, including SSgA.

 Thus, on the basis of the foregoing, Section III(b) of PTE 99-15 is hereby modified in this notice of proposed exemption to read as follows:

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer, director or partner in Salomon Smith Barney or a person who is described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraph (b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 In connection with the revised affiliate definition, Salomon Smith Barney requests that the term "officer" be defined in new subparagraph (d) of Section III to limit this portion of the affiliate definition to individuals who have a significant management role. Salomon Smith Barney points out that there are job titles at fairly modest levels of authority within it as well as in any company, and it wishes to ensure that future factual inquiries into an individual's status as an affiliate do not require that it contact virtually every official in its corporate population in a due diligence effort. Therefore, Salomon Smith Barney proposes that Section III(d) should read as follows:

 The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policy-making function for the entity.

 Under the foregoing modifications, Salomon Smith Barney believes that Sections II(h) and III(b) of the proposed exemption will no longer have conflicting meanings.

II. Proposed Modification of the One Percent Limitation on Stock Issued by Salomon Smith Barney and/or Its Affiliates

 Salomon Smith Barney represents that there are a number of established market indexes that have been created by parties which are unaffiliated with Citigroup, its indirect parent. For example, the S&P 500 Index is a widely-used benchmark index of domestic equity performance. This index consists of 500 stocks that have been selected by the Standard & Poor's Company (S&P) for market capitalization, liquidity and industry group representation. The index is market-value weighted so the performance of the larger of the included companies has a greater impact on the performance of the index as a whole. Currently, the common stock (the Common Stock) of Citigroup represents 1.57 percent of the S&P 500 Index.

 In addition to the S&P 500 Index, Salomon Smith Barney explains that the Russell 3000 Index is composed of the 3,000 largest United States companies, based upon total market capitalization. Salomon Smith Barney also points out that there are a number of Russell Indexes which are based on subsets of the Russell 3000 Index. These Indexes include (a) the Russell 2000 Index, which measures the performance of the smallest 2,000 United States companies in the Russell 3000 Index and therefore, excludes Citigroup; and (b) the Russell 1000 Index, which measures the performance of the 1,000 largest United States companies in the Russell 3000 Value Index and includes Citigroup. In addition, Salomon Smith Barney represents that there are further subsets of the Russell Indexes which are based upon Russell's characterization of stock as either "Growth" or "Value." For example, Salomon Smith Barney explains that Citigroup is included within these subsets. As of March 31, 2000, Citigroup Common Stock represented 3.8981 percent of the Russell 1000 Value Index and 3.6343 percent of the Russell 3000 Value Index.

A. Section II(i)

 Based upon the foregoing descriptions of the stock indexes, Salomon Smith Barney requests that Section II(i) of PTE 99-15 be modified in order to permit an independent Sub-Adviser which manages the assets in a Portfolio to exceed the one percent investment limitation on securities issued by Salomon Smith Barney and/or its affiliates under certain circumstances. As currently drafted,
Section II(i) states that--

 Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will not exceed one percent.

 In other words, the exception will apply to "any higher percentage" which may result from a Sub-Adviser's management of an index fund (the Index Fund) Portfolio which includes Citigroup Common Stock. The index will be an established third party index and the Sub-Adviser will track the index results using the "passive full replication" trading method./3/

 Because the Sub-Adviser will purchase and sell Citigroup Common Stock to approximate the performance of an index rather than reflect the Sub-Adviser's evaluation of the Common Stock in its individual merits, Salomon Smith Barney states that any additional investment by a Portfolio in Citigroup Common Stock over the one percent threshold will result from the implementation of the trading method and not from the Sub-Adviser's exercise of investment discretion.

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. However, Salomon Smith Barney proposes that passive or pure Index Fund Sub-Advisers be permitted to hold Citigroup Common Stock in their portfolios which exceed the one percent limitation to the extent such higher percentage is necessary
--------
 /3 /According to Salomon Smith Barney, there are two forms of index trading--passive full replication (wherein each stock in the same weightings as the index is owned by a mutual fund) and sampling (in which each sector, but not necessarily all stocks in such sector, in the same weightings as the index is also owned by a mutual fund). Salomon Smith Barney notes that sampling is used most often when a portfolio is smaller and cannot efficiently replicate the entire index.
to replicate the underlying index./4/ Salomon Smith Barney points out that pure index Sub-Advisers that are responsible for investing only a portion of the assets in the Consulting Group Capital Markets Large Cap Value Fund and the Large Cap Growth Consulting Group Capital Markets Fund, are currently in compliance with the one percent limitation. These Portfolios, which consist of both an actively-managed portion and a distinct, passively-managed portion, held less than one percent of the their total assets in Citigroup Common Stock.

 If an index-based Sub-Adviser were to manage a greater portion or all of either of the aforementioned Portfolios, Salomon Smith Barney explains that the total Portfolio may include Citigroup Common Stock which breaches the one percent threshold. Similarly, Salomon Smith Barney notes that if the entire Portfolio, such as the Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio, has the investment objective of providing results that correspond to the price and yield performance of the S&P 500 Index, the Sub-Adviser would be expected to approximate the cited percentage of 1.57 percent for Citigroup Common Stock in the S&P 500 Index. This would also violate the one percent investment limitation.

 Salomon Smith Barney states that the present one percent limitation placed on Citigroup Common Stock increases the likelihood that the performance of an Index Fund Portfolio will not replicate the applicable index. Because Citigroup is among the largest companies on the basis of capitalization in the S&P 500, Salomon Smith Barney states that Citigroup's performance can have a significant impact in index performance calculations. However, if Citigroup Common Stock is not proportionately represented, Salomon Smith Barney explains that Index Fund performance will deviate from the index whether Citigroup Common Stock does well or underperforms.
--------
 /4 /In its management of a "pure" Index Fund, the Sub-Adviser does not evaluate individual companies to identify attractive investment candidates or to eliminate underperforming investments. Instead, the Sub-Adviser attempts to mirror the composition of the relevant index as closely as possible by adjusting the Portfolio holdings daily to reflect the companies included in the index and their relative weightings. Because performance of the Index Fund is tied to the performance of the index that it tracks, investors are advised that this investment strategy may mean losses if the applicable index performs poorly relative to other indexes or individual stocks.
The performance of a pure Index Fund generally does not mirror the index performance exactly. The index is merely a composite performance figure, based upon an established selection of companies. It does not represent actual assets being managed so there are no expenses deducted from its performance results. In contrast, an Index Fund Portfolio represents actual assets under management and has liquidity requirements associated with Fund operation. To meet redemption requests and to pay expenses, the Index Fund must maintain a portion of its assets in cash and cash equivalents.

 In any event, Salomon Smith Barney believes that the one percent limitation has the effect of depriving a Plan of the opportunity to invest in a Fund (available to non-Plan investors) that might otherwise track the applicable index more exactly. Because many Plan sponsors are anxious to have an Index Fund available through the TRAK Program, Salomon Smith Barney wishes to move quickly to accommodate the Plan market's design preferences.

 For these reasons, Salomon Smith Barney requests that the current one percent restriction be lifted and allowed to be exceeded with respect to Portfolio investments that are made by passive Sub-Advisers in Citigroup Common Stock in their replication of third-party indexes. In addition, Salomon Smith Barney seeks the flexibility to have the Portfolios consist, in whole or in part, of Index Funds that are managed by passive Sub-Advisers. However, the ownership by a Portfolio of Citigroup Common Stock which is in excess of the one percent limitation would result solely from the activities of the passive Sub-Adviser in replicating an index.

B. Exemptive Safeguards

 Section II(i) of the proposed exemption has been further expanded to include a number of substantive safeguards for the protection of Plans investing under the TRAK Program. In this regard, Section II(i) requires that the amount held by the Sub-Adviser in managing an Index Fund Portfolio be held in order to replicate an established third party index. In addition, Section II(i) states that the index must represent the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. In this regard, the organization creating the index must be (a) engaged in the business of providing financial information; (b) a publisher of financial news information; or (c) a public stock exchange or association of securities dealers. The index must also be created and maintained by an organization independent of Salomon Smith Barney and its affiliates and must be a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 Moreover, Section II(i) requires that the acquisition or disposition of Citigroup Common Stock must not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 Finally, Section II(i) requires that an Independent Plan Fiduciary authorize the investment of a Plan's assets in an Index Fund Portfolio which purchases and/or holds Citigroup Common Stock while the Sub-Adviser will be responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

Notice to Interested Persons

 Notice of the proposed exemption will be mailed by first class mail to the Independent Plan Fiduciary of each Plan currently participating in the TRAK Program, or, in the case of a Section 404(c) Plan, to the recordholder of Trust shares. Such notice will be given within 15 days of the publication of the notice of pendency in the Federal Register. The notice will contain a copy of the notice of proposed exemption as published in the Federal Register and a supplemental statement, as required pursuant to 29 CFR 2570.43(b)(2). The supplemental statement will inform interested persons of their right to comment on and/or to request a hearing with respect to the pending exemption. Written comments and hearing requests are due within 45 days of the publication of the proposed exemption in the Federal Register.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The proposed exemption, if granted, will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) Before an exemption can be granted under section 408(a) of the Act and section 4975(c)(2) of the Code, the Department must find that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) This proposed exemption, if granted, will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) This proposed exemption, if granted, is subject to the express condition that the facts and representations set forth in the notice of proposed exemption relating to PTE 99-15 and this notice, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Written Comments and Hearing Requests

 All interested persons are invited to submit written comments or requests for a hearing on the pending exemption to the address above, within the time frame set forth above, after the publication of this proposed exemption in the Federal Register. All comments will be made a part of the record. Comments received will be available for public inspection with the referenced applications at the address set forth above.

Proposed Exemption

 Based on the facts and representations set forth in the application, the Department is considering granting the requested exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990).

Section I. Covered Transactions

 A. If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. If the exemption is granted, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets. This proposed exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant-directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index.

 (2) The index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers. The index is created and maintained by an organization independent of Salomon Smith Barney and its affiliates and is a generally-accepted standardized index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities./5/

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.
--------
 /5 /The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the proposed exemption and the final exemption, if granted, pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing, Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.
Section III. Definitions

 For purposes of this proposed exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney; (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.)

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney, is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 If granted, this proposed exemption will be effective as of April 1, 2000, with respect to the amendments to Section II(i) and Section III(b) and the inclusion of new Section III(d).

 The availability of this proposed exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 25th day of May, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-13643 Filed 5-31-00; 8:45 am]

----------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption To Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, Department of Labor.

ACTION: Grant of individual exemption to modify and replace PTE 99-15.
----------------------------
SUMMARY: This document contains a final exemption (the Final Exemption) by the Department of Labor (the Department) which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Trust). These transactions are described in a notice of pendency (the Proposed Exemption) that was published in the Federal Register on June 1, 2000 at 65 FR 35138.

EFFECTIVE DATES: This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of the grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new Section III(d) in the grant notice.

FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady, Office of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor, telephone (202) 219-8881. (This is not a toll-free number.)

SUPPLEMENTARY INFORMATION: On June 1, 2000, the Department published, in the Federal Register, the above referenced Proposed Exemption which would amend and replace PTE 99-15. PTE 99-15, provides an exemption from certain prohibited transaction restrictions of section 406 of the Employee Retirement Income Security Act of 1974 (the Act) and from the sanctions resulting from the application of section 4975 of the Internal Revenue Code of 1986 (the Code), as amended, by reason of section 4975(c)(1) of the Code. Specifically, PTE 99-15 provides exemptive relief from the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, for the purchase or redemption of shares in the Trust by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for a self-employed individual, or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the
Section 403(b) Plan; collectively, the Plans).

 PTE 99-15 also provides exemptive relief from the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, with respect to the provision, by the Consulting Group of Salomon Smith Barney (the Consulting Group), of (1) investment advisory services or (2) an automatic reallocation option to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary) which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets./1/

 In the Proposed Exemption, Salomon Smith Barney requested a modification of PTE 99-15 and a replacement of that exemption with a new exemption for purposes of uniformity./2/ Specifically, Salomon Smith Barney requested that the term "affiliate," as set forth in PTE 99-15, in Section II(h) of the General Conditions and in Section III(b) of the Definitions, be amended and clarified to avoid possible misinterpretation. In this regard, Salomon Smith Barney also requested that the term "officer" be defined and incorporated into the Proposed Exemption, in new Section III(d), to limit the affiliate definition to
--------
 /1/PTE 99-15 also (a) described a series of corporate mergers which changed the names of the parties identified in two prior TRAK exemptions which it superseded [i.e., PTE 94-50 (59 FR 32024, June 21, 1994) and PTE 92-77 (55 FR
45833, October 5, 1992)] and which would permit broader distribution of TRAK-related products; (b) implemented a recordkeeping reimbursement offset procedure under the TRAK Program; (c) adopted an automated reallocation option under the TRAK Program that would reduce the reallocation option under the TRAK Program that would reduce the Plan-level investment advisory fee (the Outside
Fee) paid to Salomon Smith Barney by a Plan investor; and (d) expanded the scope of the exemption to include Section 403(b) Plans.
 PTE 94-50 permitted Smith, Barney Inc. (Smith Barney), Salomon Smith Barney's predecessor, to add a daily-traded collective investment fund (the GIC Fund) to the existing portfolios (the Portfolios) of mutual funds (the Funds) comprising the Trust, and to describe the various entities operating the GIC Fund. PTE 94-50 also replaced references to Shearson Lehman Brothers, Inc. (Shearson Lehman) with Smith Barney and amended and replaced PTE 92-77.
 Finally, PTE 92-77 permitted Shearson Lehman to make the TRAK Program available to Plans that acquired shares in the former Trust for TRAK Investments and allowed the Consulting Group to provide investment advisory services to an Independent Plan Fiduciary which might result in such fiduciary's selection of a Portfolio in the TRAK Program for the investment of Plan assets.
 /2/The Department deems PTE 94-50 as having been effectively superseded by PTE 99-15. Therefore, the amendments described herein do not apply to PTE 94-50. persons who have a significant management role. Further, Salomon Smith Barney requested that Section II(i) of PTE 99-15 be amended to permit an independent sub-adviser (the Sub-Adviser), under certain circumstances, to exceed the current one percent limitation on the acquisition of securities that are issued by Salomon Smith Barney and/or its affiliates, notably in the Sub-Adviser's replication of a third-party index (the Index). The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice, and is effective as of July 10, 2000 with respect to Section III(d) of the grant notice.

 The Proposed Exemption was requested in an application filed on behalf of Salomon Smith Barney pursuant to section 408(a) of the Act and section 4975(c)(2) of the Code, and in accordance with the procedures (the Procedures) set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990). Effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type requested to the Secretary of Labor. Accordingly, this Final Exemption is being issued solely by the Department.

 The Proposed Exemption gave interested persons an opportunity to comment and to request a hearing. During the comment period, the Department received two written comments and no requests for a hearing. One of the comments was submitted by the holder of an IRA which participates in the TRAK Program. The commenter said he concurred with the modifications proposed by Salomon Smith Barney to amend and clarify the terms "affiliate" and "officer." The commenter also stated that he supported the proposed modification of the one percent limitation on the acquisition, by an independent Sub-Adviser, of securities that are issued by Salomon Smith Barney and/or its affiliates in the Sub-Adviser's replication of an Index. The commenter explained that he believed the requested changes made sense and would be beneficial to all TRAK Program participants. Therefore, the commenter urged the Department to approve the Final Exemption.

 The second comment was submitted by Salomon Smith Barney. The comment is intended to clarify and modify the preamble (the Preamble) of the Proposed Exemption.

Following is a discussion of Salomon Smith Barney's comment letter and the Department's responses with respect thereto.

 1. Modifications to the Proposed Exemption. On page 35139 of the Proposed Exemption, the first paragraph of the Preamble states that "As of December 31, 1998, the TRAK Program held assets that were in excess of $9.6 billion." Also, in that same paragraph, the last sentence states, in part, that "one or more unaffiliated [S]ub-advisers [is] selected by Salomon Smith Barney." Salomon Smith Barney notes that the December 31, 1998 valuation date at the beginning of the paragraph should be changed to September 30, 1999 and the last words of the paragraph should be changed from "Salomon Smith Barney" to "the Consulting Group," which actually chooses the Sub-Advisers.

 In addition, on page 35140 of the Proposed Exemption, the last paragraph of the Preamble states, in part, that--

 Due to the one percent limitation of Section II(i), Salomon Smith Barney states that active Sub-Advisers for the Consulting Group may not own or trade Citigroup Common Stock and they will continue to be prohibited from trading in Citigroup Common Stock. Salomon Smith Barney wishes to clarify that active Sub-Advisers also do not trade in Citigroup Common Stock because of restrictions that apply under Rule 12d3-1(c) of the Investment Company Act of 1940 (the ICA)./3/

 On page 35141 of the Proposed Exemption, the third sentence of the first "carry-over" paragraph of the Preamble identifies two Funds which currently comply with the one percent limitation on investments in Citigroup Common Stock. These Funds are the "Consulting Group Capital Markets Large Cap Value Fund" and the "Large Cap Growth Consulting Group Capital Markets Fund." However, Salomon Smith Barney suggests, for the purpose of clarity, that the formal names of the subject Funds be specified. Thus, Salomon Smith Barney explains that the proper names for the Funds are the "Consulting Group Capital Markets Funds Large Capitalization Value Equity Investments" and the "Consulting Group Capital Markets Funds Large Capitalization Growth Investments." Similarly, in the next paragraph of the Proposed Exemption on
--------
 /3/Rule 12d3-1(c) of the ICA states that an acquiring company, such as a registered investment company, may not acquire a general partnership interest or a security issued by the acquiring company's investment adviser, promoter, or principal underwriter, or by any affiliated person of such investment adviser, promoter, or principal underwriter.

page 35141 of the Preamble, Salomon Smith Barney wishes to clarify that the formal name for the S&P Fund designated as the "Consulting Group Capital Markets S&P 500 Index Investment Fund Portfolio" is the "Consulting Group Capital Markets S&P Index Investment Fund Portfolio."

 In response to these comments, the Department acknowledges the foregoing clarifications to the names for the Funds identified in the Preamble of the Proposed Exemption.

 2. General Information. As a matter of general information, Salomon Smith Barney states that beginning with the billing cycle commencing on January 1, 2001, the Outside Fee charged to 401(k) Plan clients will be calculated on the average daily asset value for the quarter for which the fee is billed rather than the asset value on the last day of the quarter. Salomon Smith Barney explains that this change generally conforms to the billing procedure in the industry generally and is believed to be more equitable since it reflects the asset value over time rather than on a single day during a calendar quarter which may not be representative of the account balance during the period.

 In response to this comment, the Department notes Salomon Smith Barney's modification to the billing procedure in the calculation of the Outside Fee for participants in the TRAK Program that are section 401(k) Plans.

 For further information regarding the comments or other matters discussed herein, interested persons are encouraged to obtain copies of the exemption application files (Exemption Application Nos. D-10809 and D-10865) the Department is maintaining in this case. The complete application files, as well as all supplemental submissions received by the Department, are made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, U.S. Department of Labor, 200 Constitution Avenue, N.W., Washington, D.C. 20210.

 Accordingly, after giving full consideration to the entire record, including the written comments received, the Department has decided to grant the exemption subject to the modifications and clarifications described above.

General Information

 The attention of interested persons is directed to the following:

 (1) The fact that a transaction is the subject of an exemption under section 408(a) of the Act and section 4975(c)(2) of the Code does not relieve a fiduciary or other party in interest or disqualified person from certain other provisions of the Act and the Code, including any prohibited transaction provisions to which the exemption does not apply and the general fiduciary responsibility provisions of section 404 of the Act, which require, among other things, a fiduciary to discharge his or her duties respecting the plan solely in the interest of the participants and beneficiaries of the plan and in a prudent fashion in accordance with section 404(a)(1)(B) of the Act; nor does it affect the requirements of section 401(a) of the Code that the plan operate for the exclusive benefit of the employees of the employer maintaining the plan and their beneficiaries;

 (2) The exemption will extend to transactions prohibited under section 406(b)(3) of the Act and section 4975(c)(1)(F) of the Code;

 (3) In accordance with section 408(a) of the Act and section 4975(c)(2) of the Code, and the Procedures cited above, and based upon the entire record, the Department finds that the exemption is administratively feasible, in the interest of the plan and of its participants and beneficiaries and protective of the rights of participants and beneficiaries of the plan;

 (4) The exemption will be supplemental to, and not in derogation of, any other provisions of the Act and the Code, including statutory or administrative exemptions. Furthermore, the fact that a transaction is subject to an administrative or statutory exemption is not dispositive of whether the transaction is in fact a prohibited transaction; and

 (5) The exemption is subject to the express condition that the Summary of Facts and Representations set forth in the notice of proposed exemption relating to PTE 99-15, as amended by this Final Exemption, accurately describe, where relevant, the material terms of the transactions to be consummated pursuant to this exemption.

Exemption

 Under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the Procedures set forth above, the Department hereby amends PTE 99-15 as follows:

Section I. Covered Transactions

 A. The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA), a retirement plan for self-employed individuals (the Keogh Plan), or an individual account pension plan that is subject to the provisions of Title I of the Act and established under section 403(b) of the Code (the Section 403(b) Plan; collectively, the Plans) in the Trust for Consulting Group Capital Market Funds (the Trust), established by Salomon Smith Barney, in connection with such Plans' participation in the TRAK Personalized Investment Advisory Service product (the TRAK Program).

 B. The restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, to the provision, by the Consulting Group, of (1) investment advisory services or (2) an automatic reallocation option (the Automatic Reallocation Option) to an independent fiduciary of a participating Plan (the Independent Plan Fiduciary), which may result in such fiduciary's selection of a portfolio (the Portfolio) in the TRAK Program for the investment of Plan assets.

 This exemption is subject to the following conditions that are set forth below in Section II.

Section II. General Conditions

 (a) The participation of Plans in the TRAK Program will be approved by an Independent Plan Fiduciary. For purposes of this requirement, an employee, officer or director of Salomon Smith Barney and/or its affiliates covered by an IRA not subject to Title I of the Act will be considered an Independent Plan Fiduciary with respect to such IRA.

 (b) The total fees paid to the Consulting Group and its affiliates will constitute no more than reasonable compensation.

 (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust.

 (d) The terms of each purchase or redemption of Trust shares shall remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

 (e) The Consulting Group will provide written documentation to an Independent Plan Fiduciary of its recommendations or evaluations based upon objective criteria.

 (f) Any recommendation or evaluation made by the Consulting Group to an Independent Plan Fiduciary will be implemented only at the express direction of such Independent Plan Fiduciary, provided, however, that--

 (1) If such Independent Plan Fiduciary shall have elected in writing (the Election), on a form designated by Salomon Smith Barney from time to time for such purpose, to participate in the Automatic Reallocation Option under the TRAK Program, the affected Plan or participant account will be automatically reallocated whenever the Consulting Group modifies the particular asset allocation recommendation which the Independent Plan Fiduciary has chosen. Such Election shall continue in effect until revoked or terminated by the Independent Plan Fiduciary in writing.

 (2) Except as set forth below in paragraph II(f)(3), at the time of a change in the Consulting Group's asset allocation recommendation, each account based upon the asset allocation model (the Allocation Model) affected by such change would be adjusted on the business day of the release of the new Allocation Model by the Consulting Group, except to the extent that market conditions, and order purchase and redemption procedures, may delay such processing through a series of purchase and redemption transactions to shift assets among the affected Portfolios.

 (3) If the change in the Consulting Group's asset allocation recommendation exceeds an increase or decrease of more than 10 percent in the absolute percentage allocated to any one investment medium (e.g., a suggested increase in a 15 percent allocation to greater than 25 percent, or a decrease of such 15 percent allocation to less than 5 percent), Salomon Smith Barney will send out a written notice (the Notice) to all Independent Plan Fiduciaries whose current investment allocation would be affected, describing the proposed reallocation and the date on which such allocation is to be instituted (the Effective Date). If the Independent Plan Fiduciary notifies Salomon Smith Barney, in writing, at any time within the period of 30 calendar days prior to the proposed Effective Date that such fiduciary does not wish to follow such revised asset allocation recommendation, the Allocation Model will remain at the current level, or at such other level as the Independent Plan Fiduciary then expressly designates, in writing. If the Independent Plan Fiduciary does not affirmatively "opt out" of the new Consulting Group recommendation, in writing, prior to the proposed Effective Date, such new recommendation will be automatically effected by a dollar-for-dollar liquidation and purchase of the required amounts in the respective account.

 (4) An Independent Plan Fiduciary will receive a trade confirmation of each reallocation transaction. In this regard, for all Plan investors other than
Section 404(c) Plan accounts (i.e., 401(k) Plan accounts), Salomon Smith Barney will mail trade confirmations on the next business day after the reallocation trades are executed. In the case of Section 404(c) Plan participants, notification will depend upon the notification provisions agreed to by the Plan recordkeeper.

 (g) The Consulting Group will generally give investment advice in writing to an Independent Plan Fiduciary with respect to all available Portfolios. However, in the case of a Plan providing for participant-directed investments (the Section 404(c) Plan), the Consulting Group will provide investment advice that is limited to the Portfolios made available under the Plan.

 (h) Any sub-adviser (the Sub-Adviser) that acts for the Trust to exercise investment discretion over a Portfolio will be independent of Salomon Smith Barney and its affiliates.

 (i) Immediately following the acquisition by a Portfolio of any securities that are issued by Salomon Smith Barney and/or its affiliates, such as Citigroup Inc. common stock (the Citigroup Common Stock), the percentage of that Portfolio's net assets invested in such securities will not exceed one percent. However, this percentage limitation may be exceeded if--

 (1) The amount held by a Sub-Adviser in managing a Portfolio is held in order to replicate an established third party index (the Index).

 (2) The Index represents the investment performance of a specific segment of the public market for equity securities in the United States and/or foreign countries. The organization creating the Index must be--

 (i) Engaged in the business of providing financial information;

 (ii) A publisher of financial news information; or

 (iii) A public stock exchange or association of securities dealers.

 The Index is created and maintained by an organization independent of Salomon Smith Barney and its affiliates and is a generally-accepted standardized Index of securities which is not specifically tailored for use by Salomon Smith Barney and its affiliates.

 (3) The acquisition or disposition of Citigroup Common Stock does not include any agreement, arrangement or understanding regarding the design or operation of the Portfolio acquiring the Citigroup Common Stock, which is intended to benefit Salomon Smith Barney or any party in which Salomon Smith Barney may have an interest.

 (4) The Independent Plan Fiduciary authorizes the investment of a Plan's assets in an Index Fund which purchases and/or holds Citigroup Common Stock and the Sub-Adviser is responsible for voting any shares of Citigroup Common Stock that are held by an Index Fund on any matter in which shareholders of Citigroup Common Stock are required or permitted to vote.

 (j) The quarterly investment advisory fee that is paid by a Plan to the Consulting Group for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that the Consulting Group retains no more than 20 basis points from any Portfolio (with the exception of the Government Money Investments Portfolio and the GIC Fund Portfolio for which the Consulting Group and the Trust will retain no investment management fee) which contains investments attributable to the Plan investor.

 (k) With respect to its participation in the TRAK Program prior to purchasing Trust shares,

 (1) Each Plan will receive the following written or oral disclosures from the Consulting Group:

 (A) A copy of the Prospectus for the Trust discussing the investment objectives of the Portfolios comprising the Trust, the policies employed to achieve these objectives, the corporate affiliation existing between the Consulting Group, Salomon Smith Barney and its subsidiaries and the compensation paid to such entities./4/

 (B) Upon written or oral request to Salomon Smith Barney, a Statement of Additional Information supplementing the Prospectus which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.
--------
 /4 /The fact that certain transactions and fee arrangements are the subject of an administrative exemption does not relieve the Independent Plan Fiduciary from the general fiduciary responsibility provisions of section 404 of the Act. In this regard, the Department expects the Independent Plan Fiduciary to consider carefully the totality of the fees and expenses to be paid by the Plan, including the fees paid directly to Salomon Smith Barney or to other third parties.

 (C) A copy of the investment advisory agreement between the Consulting Group and such Plan relating to participation in the TRAK Program and, if applicable, informing Plan investors of the Automatic Reallocation Option.

 (D) Upon written request of Salomon Smith Barney, a copy of the respective investment advisory agreement between the Consulting Group and the Sub-Advisers.

 (E) In the case of a Section 404(c) Plan, if required by the arrangement negotiated between the Consulting Group and the Plan, an explanation by a Salomon Smith Barney Financial Consultant (the Financial Consultant) to eligible participants in such Plan, of the services offered under the TRAK Program and the operation and objectives of the Portfolios.

 (F) A copy of the Proposed Exemption and the Final Exemption pertaining to the exemptive relief described herein.

 (2) If accepted as an investor in the TRAK Program, an Independent Plan Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing, prior to purchasing Trust shares that such fiduciary has received copies of the documents described above in subparagraph (k)(1) of this Section.

 (3) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Plan Fiduciary (i.e., the Plan administrator, trustee or named fiduciary, as the recordholder of Trust shares). Such Independent Plan Fiduciary will be required to represent in writing to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates and (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (4) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Plan Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to Salomon Smith Barney that such fiduciary is (a) independent of Salomon Smith Barney and its affiliates,
(b) capable of making an independent decision regarding the investment of Plan assets and (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and able to make an informed decision concerning participation in the TRAK Program.

 (l) Subsequent to its participation in the TRAK Program, each Plan receives the following written or oral disclosures with respect to its ongoing participation in the TRAK Program:

 (1) The Trust's semi-annual and annual report which will include financial statement for the Trust and investment management fees paid by each Portfolio.

 (2) A written quarterly monitoring statement containing an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

 (3) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly, detailed investment performance monitoring report, in writing, provided to an Independent Plan Fiduciary of such Plan showing Plan level asset allocations, Plan cash flow analysis and annualized risk adjusted rates of return for Plan investments. In addition, if required by such arrangement, Financial Consultants will meet periodically with Independent Plan Fiduciaries of Section 404(c) Plans to discuss the report as well as with eligible participants to review their accounts' performance.

 (4) If required by the arrangement negotiated between the Consulting Group and a Section 404(c) Plan, a quarterly participant performance monitoring report provided to a Plan participant which accompanies the participant's benefit statement and describes the investment performance of the Portfolios, the investment performance of the participant's individual investment in the TRAK Program, and gives market commentary and toll-free numbers that will enable the participant to obtain more information about the TRAK Program or to amend his or her investment allocations.

 (5) On a quarterly and annual basis, written disclosures to all Plans of the
(a) percentage of each Portfolio's brokerage commissions that are paid to Salomon Smith Barney and its affiliates and (b) the average brokerage commission per share paid by each Portfolio to Salomon Smith Barney and its affiliates, as compared to the average brokerage commission per share paid by the

Trust to brokers other than Salomon Smith Barney and its affiliates, both expressed as cents per share.

 (m) Salomon Smith Barney shall maintain, for a period of six years, the records necessary to enable the persons described in paragraph (n) of this Section to determine whether the conditions of this exemption have been met, except that (1) a prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of Salomon Smith Barney and/or its affiliates, the records are lost or destroyed prior to the end of the six year period, and (2) no party in interest other than Salomon Smith Barney shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (n) below.

 (n)(1) Except as provided in section (2) of this paragraph and notwithstanding any provisions of subparagraphs (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (m) of this Section II shall be unconditionally available at their customary location during normal business hours by:

 (A) Any duly authorized employee or representative of the Department or the Service;

 (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

 (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

 (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

 (2) None of the persons described above in subparagraphs (B)-(D) of this paragraph (n) shall be authorized to examine the trade secrets of Salomon Smith Barney or commercial or financial information which is privileged or confidential.

Section III. Definitions

 For purposes of this exemption:

 (a) The term "Salomon Smith Barney" means Salomon Smith Barney Inc. and any affiliate of Salomon Smith Barney, as defined in paragraph (b) of this Section III.

 (b) An "affiliate" of Salomon Smith Barney includes--

 (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with Salomon Smith Barney (For purposes of this subparagraph, the term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual);

 (2) Any individual who is an officer (as defined in Section III(d) hereof), director or partner in Salomon Smith Barney or a person described in subparagraph (b)(1);

 (3) Any corporation or partnership of which Salomon Smith Barney, or an affiliate described in subparagraphs(b)(1), is a 10 percent or more partner or owner; and

 (4) Any corporation or partnership of which any individual which is an officer or director of Salomon Smith Barney is a 10 percent or more partner or owner.

 (c) An "Independent Plan Fiduciary" is a Plan fiduciary which is independent of Salomon Smith Barney and its affiliates and is either--

 (1) A Plan administrator, sponsor, trustee or named fiduciary, as the recordholder of Trust shares under a Section 404(c) Plan;

 (2) A participant in a Keogh Plan;

 (3) An individual covered under (i) a self-directed IRA or (ii) a Section 403(b) Plan, which invests in Trust shares;

 (4) A trustee, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

 (5) A participant in a Plan, such as a Section 404(c) Plan, who is permitted under the terms of such Plan to direct, and who elects to direct, the investment of assets of his or her account in such Plan.

 (d) The term "officer" means a president, any vice president in charge of a principal business unit, division or function (such as sales, administration or finance), or any other officer who performs a policymaking function for the entity.

Section IV. Effective Dates

 This exemption is effective as of April 1, 2000 with respect to the amendments to Section II(i) and Section III(b) of this grant notice. In addition, this exemption is effective as of April 1, 2000 with respect to the inclusion of new
Section III(d) in the grant notice.

 The availability of this exemption is subject to the express condition that the material facts and representations contained in the application for exemption are true and complete and accurately describe all material terms of the transactions. In the case of continuing transactions, if any of the material facts or representations described in the applications change, the exemption will cease to apply as of the date of such change. In the event of any such change, an application for a new exemption must be made to the Department.

 For a more complete statement of the facts and representations supporting the Department's decision to grant PTE 92-77, PTE 94-50 and PTE 99-15, refer to the proposed exemptions and the grant notices which are cited above.

 Signed at Washington, D.C., this 31st day of August, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, U.S. Department of Labor.

[FR Doc. 00-22853 Filed 9-6-00; 8:45 am]

----------------------------
DEPARTMENT OF LABOR

Pension and Welfare Benefits Administration

[Prohibited Transaction Exemption 2000-45; Exemption Application Nos. D-10809 and D-10865]

Grant of Individual Exemption to Amend and Replace Prohibited Transaction Exemption (PTE) 99-15, Involving Salomon Smith Barney Inc. (Salomon Smith Barney), Located in New York, NY

AGENCY: Pension and Welfare Benefits Administration, U.S. Department of Labor (the Department).

ACTION: Notice of Technical Correction.
----------------------------
 On September 7, 2000, the Department published in the Federal Register (65 FR 54315) a final exemption which amends and replaces PTE 99-15 (64 FR 1648, April 5, 1999), an exemption granted to Salomon Smith Barney. PTE 99-15 relates to the operation of the TRAK Personalized Investment Advisory Service product (the TRAK Program) and the Trust for Consulting Group Capital Markets Funds (the Consulting Group).

 On page 54316 of the grant notice, the last sentence of the third paragraph of the Supplementary Information, erroneously refers to an effective date of July 10, 2000 with respect to Section III(d) of the grant notice. Thus, the sentence should be revised to read as follows:

 The Final Exemption is effective as of April 1, 2000 with respect to the amendments to Sections II(i) and III(b) of the grant notice and the inclusion of new Section III(d) of the grant notice.

 Also on page 54316 of the grant notice, clause (c) of Footnote 1, should be revised as follows to describe more accurately the purpose of the automated reallocation option:

 (c) adopted an automated reallocation option under the TRAK Program which would afford an Independent Plan Fiduciary the option of having his or her asset allocation adjusted automatically whenever the Consulting Group changes an allocation model;

FOR FURTHER INFORMATION CONTACT:
Ms. Jan D. Broady of the Department at (202) 219-8881. (This is not a toll-free number.)

Signed at Washington, DC, this 18th day of September, 2000.

Ivan L. Strasfeld,

Director of Exemption Determinations, Pension and Welfare Benefits Administration, Department of Labor.

[FR Doc. 00-24388 Filed 9-21-00; 8:45 am]

TK 2088S

    For More Information



If you want more information about the Portfolio, the following resources are available upon request.

Annual and Semiannual Reports

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders. The Portfolio's annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

Investment Professional

The investor's Financial Consultant is available to answer questions about the Portfolio or the investor's overall asset allocation program.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the Portfolio by contacting their Financial Consultant, or by writing to the Portfolio's sub-transfer agent, PFPC Global Fund Services, at:

   Consulting Group Capital Markets Funds
   c/o PFPC Global Fund Services
   P.O. Box 9699
   Providence, RI 02940-9699

   or by calling the Portfolio's transfer agent at 800-451-2010

Information about the Portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the Portfolio that is not in this prospectus, you should not rely upon that information. Neither the Portfolio nor the distributor is offering to sell shares of the Portfolio to any person to whom the Portfolio may not lawfully sell its shares.

Investment Company Act File No. 811-06318

                                                SalomonSmithBarney

                                                A member of citigroup [LOGO]

                                                Salomon Smith Barney is a
                                                service mark of Salomon Smith
                                                Barney Inc.



Salomon Smith Barney Inc. is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments and investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



(R)2001 Salomon Smith Barney Inc.    TK2090   7/01



PART B
STATEMENT OF ADDITIONAL INFORMATION

CONSULTING GROUP CAPITAL MARKETS FUNDS
GLOBAL SCIENCES AND TECHNOLOGY INVESTMENTS
JULY 30, 2001


222 Delaware Avenue ~ Wilmington, Delaware 19801 ~
(212) 816-8725

This Statement of Additional Information supplements the information contained in the current Prospectus (the
"Prospectus") of Global Sciences and Technology Investments
(the "Portfolio"), a separate series of Consulting Group
Capital Markets Funds (the "Trust"), dated July 30, 2001, and should be read in conjunction with the Prospectus. The
Trust is a series company that consists of the Portfolio and seventeen other portfolios offered in separate prospectuses. The Prospectus for the Portfolio may be obtained by contacting any Financial Consultant of Salomon
Smith Barney Inc. ("Salomon Smith Barney"), or by writing or calling the Trust at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

Trustees and Executive Officers of the Trust
1
Investment Objectives, Management Policies and Risk Factors
3
Investment Restrictions
21
Portfolio Transactions
22
Portfolio Turnover
24
Investment Management and Other Services
24
Distributor
28
Purchase of Shares
28
Redemption of Shares
29
Redemptions in Kind
29
Net Asset Value
29
Determination of Performance
30
Taxes
32
Financial Statements
36
Appendix
37

Capitalized terms used but not defined in this Statement of Additional Information have the meanings accorded to them in the Prospectus.

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Portfolios. Each Trustee who is an "interested person" of the Trust, as defined in the 1940
Act, is indicated by an asterisk.

	Walter E. Auch, Director (Age 80). Consultant to companies in the financial services industry; Director of Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty Trust; Banyan Land Fund
II; Geotek Communications Inc., an international wireless communications company. Director or trustee of 2 investment companies associated with Citigroup Inc.("Citigroup"). His address is 6001 N. 62nd Place, Paradise Valley, Arizona
85253.

	Martin Brody, Director (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Industries, Inc. Director or trustee of 21 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike,
Florham Park, New Jersey 07932.

	H. John Ellis, Jr., Director (Age 74). Retired. Director or trustee of 2 investment companies associated with Citigroup. His address is 858 East Crystal Downs
Drive, Frankfort, Michigan 49635.
Stephen E. Kaufman, Director (Age 69).  Attorney.
Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New York,
New York 10172.
Armon E. Kamesar, Director (Age 74).  Chairman of
TEC, an international organization of Chief Executive Officers; Trustee, U.S. Bankruptcy Court. Director or trustee of 2 investment companies associated with Citigroup. His address is 7328 Country Club Drive, La
Jolla, California 92037.
*Heath B. McLendon, Chairman of the Board (Age 68).
Managing Director of Salomon Smith Barney, President of Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("SBFM") and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon also serves as Chairman, Co-Chairman or Director of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.
Lewis E. Daidone, Senior Vice President and Treasurer
(Age 43). Managing Director of Salomon Smith Barney; Director and Senior Vice President of SBFM and TIA. Mr. Daidone also serves as Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.
	Paul M. Hatch, Vice President (Age 44). Vice
President, Chief Operating Officer and Deputy Director of National Sales of Salomon Smith Barney's Consulting Group. Prior to 1997, Branch Manager at Southfield, MI and McLean, VA branches. His address is 222 Delaware Avenue,
Wilmington, Delaware, 19801.
	Frank L. Campanale, Investment Officer (Age 48). President and Chief Executive Officer of Salomon Smith Barney's Consulting Group. Prior to 1996, National Sales Director for Consulting Group. His address is 222 Delaware Avenue, Wilmington, Delaware 19801.
LeRoy T. Pease, CFA, Investment Officer (Age 42).
First Vice President of Salomon Smith Barney Consulting Group. Prior to 1996, Chief Investment Officer of EMT Group and Manager for Investment Strategy for Bell Atlantic, Philadelphia, Pennsylvania. His address is 222 Delaware Avenue, Wilmington, Delaware, 19801.
Christina T. Sydor, Secretary (Age 51).  Managing
Director of Salomon Smith Barney; General Counsel and Secretary of SBFM and TIA. Ms. Sydor also serves as Secretary of 61 investment companies associated with Citigroup. Her address is 7 World Trade Center, New York,
New York 10048.
Irving David, Controller (Age 40). Director of
Salomon Smith Barney. Controller or Assistant Treasurer of
43 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004. Stephen M. Hagan, Vice President (Age 33). Vice
President of Salomon Smith Barney Consulting Group. His address is 222 Delaware Avenue, Wilmington, Delaware,
19801.

As of July 13, 2001, the Trustees and officers as a group owned less than 1% of the outstanding common stock of the Trust.

Remuneration.  No director, officer or employee of Salomon
Smith Barney, SBFM or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Salomon Smith
Barney, the Manager, any advisor, SBFM or any of their affiliates a fee of $32,000 per annum plus $1,000 per meeting attended. The Trust reimburses the Trustees for travel and out-of-pocket expenses to attend meetings of the Board. For the calendar year ended December 31, 2000, such fees and expenses totaled $10,355.

For the fiscal period ended March 31, 2001, the Trustees of
the Trust were paid the following compensation:
			Total
		Pension or	Total	Number
	Aggregate		Retirement Benefits
	Compensation	of Funds
	Compensation	Aggregate	Accrued as Expense	From	Served in
	Name	From Portfolio	Compensation	of Trust 	Fund
Complex**	Complex
Heath B. McLendon*	None	None	None	None	77
Walter Auch	None	$182	None	$52,800	2
Martin Brody	None	71	None	132,950	21
H. John Ellis	None	182	None	54,900	2
Armon E. Kamesar	None	182	None	55,100	2
Stephen E. Kaufman	None	182	None	114,400	13

* Designates "interested trustee".
** As of December 31, 2000

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The Portfolio is a non-diversified, open-end management investment company. The Prospectus discusses the investment objectives of the Portfolio, a separate series of the Trust and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and strategies the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

The Portfolio seeks to achieve its objective by investing primarily in equity securities of both domestic and foreign companies.

Sector Investing. The Portfolio normally invests in the securities of companies principally engaged in the technology, telecommunications and healthcare sectors. The broad industry categories in which these companies may be found include, but are not limited to, computer software and hardware; network and capital broadcasting; internet and internet-related businesses; the ownership, operation, development, production, sale, and distribution of goods or services used in the broadcast and media industries;
communications services or equipment; the design, manufacture, or sale of electric components; defense and data storage and retrieval; pharmaceuticals; medical diagnostic, biochemical or other healthcare research and development; healthcare facilities, healthcare products and services and biotechnology. The relative size of the Portfolio's investments within these industries will vary from time to time, and at times, some of these industries may not be represented in the Portfolio's holdings.

The investment advisers believe that because of rapid advances in each sector, an investment in companies with business operations in these areas may offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by investors can result in price fluctuations. Industries likely to be owned by the Portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Portfolio may also invest in the stocks of companies that may benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

The sectors have exhibited and may continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the sector. In general, the stocks of large capitalized companies that are well established in the sector and can be expected to grow with the market will frequently be found among the Portfolio's holdings. The expansion of each sector and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Portfolio's investment policy is not limited to any minimum capitalization requirement and the Portfolio may hold securities without regard to the capitalization of the issuer. The investment advisers' overall stock selection for the Portfolio is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in each sector face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Portfolio's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Portfolio is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. Each sector may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in each sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Further, the market may value companies according to size, or market capitalization, rather than on financial performance. The companies in each sector may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in these sectors may fluctuate more than those of other companies because of short product cycles and competitive pricing. Investors' enthusiasm for these stocks can also change dramatically, causing stock prices to rise and fall sharply.

Technology Securities. Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the Portfolio holds faster-growing, more volatile technology companies the investment advisers believe to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Telecommunications Securities. Companies in the media and telecommunications sector are subject to the risks of rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, and a dependency on patent and copyright protection. The media sector can be significantly (and adversely) affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations. The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

Certain of the companies in which the Portfolio invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Portfolio invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Healthcare and Biotechnology Securities. Many faster-growing healthcare companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices. Many of these activities are funded or subsidized by governments. The withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Patent considerations, intense competition, rapid technological change and obsolescence, and government regulation can significantly (and adversely) affect the biotechnology sector. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

Equity Securities. The Portfolio may invest in all types of equity securities, including, but not limited to, exchange-traded and over-the-counter common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything.
However, any assets of the company in excess of the amount owed to creditors or preferred shareholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred shares are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities.
Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company's common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company's creditors in the event of a bankruptcy, including holders of the company's debt securities. This junior ranking to creditors makes preferred stock riskier in some respects than fixed income securities.

Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company's common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock.

Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer's common stock.
Stock purchase rights are frequently issued as a dividend to a company's stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in a liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right can only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

ADRs, EDRs and GDRs.  The Portfolio may also purchase
American Depository Receipts ("ADRs"), European Depository
Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders.
In addition, less information is available in the United
States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored
ADR. The Portfolio may invest in ADRs through both sponsored and unsponsored arrangements.

Real Estate Investment Trusts ("REITs"). The Portfolio may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.
Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

Other Investment Companies. The Portfolio may invest in the securities of other investment companies to the extent such investments are consistent with the Portfolio's investment objectives and policies and permissible under the Investment Company Act of 1940, as amended (the "1940
Act"). Under the 1940 Act, the Portfolio may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Portfolio, or (iii) more than 5% of the Portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.
The Portfolio will not invest in other investment companies for which the investment advisers or any of their affiliates act as an investment advisor or distributor.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index ("exchange traded funds").

The Portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Portfolio's own operations.

Short Sales. The Portfolio may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio borrows the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker
(or by the Portfolio's custodian in a special custody account), to the extent necessary to collateralize the broker and to meet margin requirements, until the short position is closed out. The Portfolio will also incur transaction costs in effecting short sales.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Portfolio over the price at which it was sold short will result in a loss to the Portfolio, and there can be no assurance that the Portfolio will be able to close out the position at any particular time or at an acceptable price.
Thus the Portfolio's losses on short sales are potentially unlimited.

Whenever the Portfolio engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.

Management currently intends to limit the Portfolio's short sales to shares issued by exchange traded funds. Exchange traded funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. Utilizing this strategy will allow the Subadvisor to adjust the Portfolio's exposure in a particular sector, in a cost effective and convenient manner, without having to sell the Portfolio's holdings of individual stocks in that sector.

Investing in Small and Medium Capitalization Companies.
The Portfolio may invest in securities of all market capitalizations. Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events;
have less active trading markets and be harder to sell at the time and prices that a investment adviser considers appropriate.

Fixed Income Securities. The Portfolio may invest a portion of its assets in fixed income (or "debt") securities. The market value of the obligations held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

The Portfolio may also invest in U.S. Government securities, corporate bonds, debentures, non-convertible fixed income preferred stocks and Eurodollar and Yankee instruments.

Eurodollar Instruments and Yankee Bonds. The Portfolio may invest in Eurodollar certificates of deposit ("ECDs"), Eurodollar bonds and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe.
Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.

High Yield Securities. The Portfolio may invest in medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds."
Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the Board of Trustees has instructed the investment advisers, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Portfolio to purchase and may also have the effect of limiting the ability of the Portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates;
in the event of rising interest rates, the value of the securities held by the Portfolio may decline proportionately more than a portfolio consisting of higher rated securities. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Portfolio and increasing the exposure of the Portfolio to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the investment adviser will consider the event in determining whether the Portfolio should continue to hold the security. See "Debt
Securities Rating Criteria" below for additional information regarding high yield securities.

HOLDRS. HOLDRS are depository receipts issued by the HOLDRS
Trust representing individual and undivided ownership interests in the common stock of companies involved in a specific segment of a particular industry. Holding Company
Depository Receipts ("HOLDRS") are a service mark of Merrill Lynch and are traded on the American Stock
Exchange.

Debt Securities Rating Criteria. Investment grade debt securities are those rated "BBB" or higher by Standard &
Poor's Ratings Group ("S & P"), the equivalent rating of other nationally recognized statistical rating organizations ("NRSROs") or determined to be of equivalent credit quality by the investment adviser. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.

Below investment grade debt securities are those rated "BB" and below by S & P or the equivalent rating of other
NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Portfolio's net asset value to the extent it invests in such securities. In addition, the Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Portfolio's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Portfolio may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities.
In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The investment advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

The definitions of the ratings of debt obligations may be found in the Appendix following this Statement of Additional Information.

Ratings as Investment Criteria. In general, the ratings of an NRSRO such as Moody's Investors Service, Inc.
("Moody's") and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities.
These ratings will be used by the Portfolio as initial criteria for the selection of portfolio securities, but the Portfolio will also rely upon the independent advice of their respective investment advisers (separately an investment adviser, collectively, the investment advisers) to evaluate potential investments. Among the factors that will be considered are the long term ability of the issuer to pay principal and interest and general economic trends.

Subsequent to its purchase by the Portfolio, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require the sale of the debt obligation by the Portfolio, but the Portfolio's investment advisers will consider the event in their determination of whether the Portfolio should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of an NRSRO, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Risks of Non-U.S. Investments. To the extent the Portfolio invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-
U.S. issuers or issuers with significant exposure to non-
U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Portfolio's securities holdings are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of the Portfolio's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S.
securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the Portfolio to accurately price its securities holdings or to dispose of such securities at the times determined by the investment adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the Portfolio's operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, Political and Social Factors.  Certain non-U.S.
countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western
European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations.
Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the Portfolio could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the Portfolio's investment in those markets and may increase the expenses of the Portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where this is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Portfolio's operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Portfolio's investment performance may be negatively affected by a devaluation of a currency in which the Portfolio's investments are quoted or denominated. Further, the Portfolio's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian Services and Related Investment Costs. Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio because of a subsequent decline in value of the portfolio security or could result in possible liability to the Portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Portfolio against loss or theft of its assets.

Withholding and Other Taxes. The Portfolio will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain non-U.S. countries with respect to the Portfolio's investments in such countries. These taxes will reduce the return achieved by the Portfolio. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Currency Exchange Rates. The Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could adversely affect the economy of a developing market or the Portfolio's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments the Portfolio might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Economic Monetary Union ("EMU").  On January 1, 1999, 11
European countries adopted a single currency - the Euro.
The conversion to the Euro is being phased in over a three-year period. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed-upon limits on government borrowing.
Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central
Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU.
Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Forward Currency Contracts. The Portfolio may invest in securities quoted or denominated in foreign currencies, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be quoted or denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time the Portfolio enters into the contract. To assure that the Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders
(typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. The Portfolio, however, may enter into forward currency contracts containing either or both deposit requirements and commissions.

At or before the maturity of a forward currency contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

In hedging specific portfolio positions, the Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's investment adviser. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies.
Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of the Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward currency contract market will always exist. These factors will restrict the Portfolio's ability to hedge against the risk of devaluation of currencies in which the Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Portfolio's investment adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

Options on Securities and Securities Indices.  The
Portfolio may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Covered Call and Put Options on Securities and
Securities Indices. The Portfolio may also write (sell) covered call and put options on securities or on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Portfolio may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

Purchasing Call and Put Options. The Portfolio will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle the Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio will realize either no gain or a loss on the purchase of the call option.

The Portfolio will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option will entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Portfolio will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Portfolio will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised.
Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Portfolio may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

The Portfolio may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.
Until such time as the staff of the Securities and Exchange
Commission (the "SEC") changes its position, the Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the Portfolio in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on an investment adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the Portfolio's holdings and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Related Options. The Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the investment adviser that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures
Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Portfolio intends to purchase.

The Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short-term U.S. debt obligations or other high quality obligations set aside for this purpose.

The Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities.
Successful use of futures and related options is subject to a investment adviser's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

The Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Portfolio prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period
(usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The Portfolio may enter into repurchase agreements with respect to U.S. Government
Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the board of trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's investment advisers, acting under the supervision of the Board of Trustees, review on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% of the Portfolio's net assets. In entering into a repurchase agreement, the Portfolio bears a risk of loss if the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Borrowing. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than otherwise would be the case.

Lending Portfolio Securities. Consistent with applicable regulatory requirements, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Salomon Smith Barney unless the Portfolio has applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). The
Portfolio's loan of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The
Portfolio will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, the Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder." The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan;
and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

Illiquid Securities. The Portfolio will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act") are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the investment advisers. The investment advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors the investment advisers' application of these guidelines and procedures. The inability of a Portfolio to dispose of illiquid investments readily or at reasonable prices could impair the Portfolio's ability to raise cash for redemptions or other purposes.

Temporary Investments. For temporary defensive purposes, during periods when the investment advisers of the Portfolio, in consultation with the manager, believe that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Portfolio's U.S. dollar-denominated temporary investments are managed by SBFM. The Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The
Portfolio's investment in any other short-term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's
Board of Trustees.

Non-Diversified Classification. The Portfolio is classified as a non-diversified fund under the 1940 Act which means the Portfolio is not limited in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Portfolio may be subject to greater volatility with respect to its securities holdings than funds that are more broadly diversified. The
Portfolio intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Portfolio will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 6 below have been adopted by the Trust as fundamental policies of the Portfolio. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Portfolio meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Investment restrictions 7 through 11 may be changed by a vote of a majority of the Board of Trustees at any time.

Under the investment restrictions adopted by the Portfolio:

	1.	Issue "senior securities" as defined in the 1940
Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	2.	The Portfolio will not borrow money, except that
(a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) a Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

	3.	The Portfolio will not make loans. This
restriction does not apply to: (a) the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

	4.	The Portfolio will not engage in the business of
underwriting securities issued by other persons, except to the extent that a Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of Portfolio securities.

	5.	The Portfolio will not purchase or sell real
estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent a Portfolio from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

	6.	The Portfolio will not purchase any securities on
margin (except for such short-term credits as are necessary for the clearance of purchases and sales of Portfolio securities). For purposes of this restriction, the deposit or payment by a Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	7.	The Portfolio will not invest in oil, gas or other
mineral leases or exploration or development programs.

	8.	The Portfolio will not make short sales of
securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except that the Portfolio may engage in short sales on shares issued by exchange traded funds, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

9. The Portfolio will not make investments for the purpose of exercising control or management.

	10.	Purchase or otherwise acquire any security if,
as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	11.	The Portfolio will not purchase any security
if, as a result, (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange) the Portfolio would own more than 3% of any registered investment company's outstanding voting stock; or more than 5% of the value of the Portfolio's total assets would be invested in securities of any one registered investment company or more than 10% of the Portfolio's total assets would be invested in registered investment companies in general.

The percentage limitations contained in the restrictions listed above (other than with respect to Number 2 above) apply at the time of purchase of securities.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Portfolio are made by the investment advisers, subject to the overall review of the manager and the Board of Trustees. Although investment decisions for the Portfolio are made independently from those of the other accounts managed by the investment advisers investments of the type that the Portfolio may make also may be made by those other accounts. When the Portfolio and one or more other accounts managed by the investment advisers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the investment advisers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities generally are purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of the Portfolio, each investment adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the investment advisers will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement between the Trust and the investment advisers authorize the investment advisers, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services
(as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Portfolio and/or other accounts over which the investment advisers or their affiliates exercise investment discretion. The fees under the Management Agreement and the Advisory Agreement, respectively, are not reduced by reason of the Portfolio's investment advisers receiving brokerage and research services. The Board of Trustees of the Trust will periodically review the commissions paid by the Portfolio to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolio. Over-the-counter purchases and sales by the Portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees has determined that transactions for the Portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the investment advisers, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate.

The Portfolio will not purchase any security, including
U.S. Government Securities or Obligations, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

The Portfolio may use Salomon Smith Barney and other affiliated broker-dealers as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the investment advisers, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. Salomon Smith Barney has agreed to charge the Portfolio commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

The following table sets forth certain information regarding the Portfolio's payment of brokerage commissions for the fiscal period ended March 31, 2001:

Total
Brokerage
Commissions
Commissions
paid to
Salomon
Smith
Barney
% of Total
Brokerage
Commissions
paid to
Salomon Smith
Barney
% of Total
Dollar Amount of
Transactions
Involving
Commissions Paid
to Salomon Smith
Barney

$17,154
$117
0.68%
0.74%


PORTFOLIO TURNOVER

The Portfolio does not intend to seek profits through short-term trading. Nevertheless, the Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions.

The Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Because the Portfolio is authorized to engage in transactions in options, it may experience increased portfolio turnover under certain market conditions as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Portfolio (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%.
A portfolio turnover rate of 100% would occur if all of the Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.
For the fiscal period ended March 31, 2001, the portfolio turnover was 55%.

Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.
Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Portfolio's shares as well as by requirements that enable the Portfolio to receive favorable tax treatment.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager; Investment advisers; Administrator. The manager serves as investment manager to the Trust pursuant to an investment management agreement ("Management Agreement").
The investment advisers serve as investment advisers to the Portfolio pursuant to separate written agreements with the manager ("Advisory Agreement"). SBFM serves as administrator to the Portfolio pursuant to a written agreement ("Administration Agreement").

The Portfolio bears its own expenses, which generally include all costs not specifically borne by the manager, the investment advisers, and SBFM. Included among the Portfolio's expenses are costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. As administrator, SBFM generally oversees all aspects of the Trust's administration and operations including furnishing the Trust with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Trust's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities. The Portfolio pays SBFM a fee for these services that is computed daily and paid monthly at the annual rate of 0.20% of the value of the Portfolio's average daily net assets.

Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBFM pays each investment adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The management fee paid to SBFM is 0.90%. The applicable investment advisory fee paid by SBFM to each investment adviser and the names of the investment adviser are indicated below:


Investment Adviser
Investment Advisory Fee
INVESCO Funds Group, Inc.
0.65%
Elijah Asset Management, LLC
0.55%


For the fiscal period ended March 31, 2001 the Portfolio incurred investment management and administration fees as follows:

2001
Management
Fee
Administrati
on Fee

$41,515

$9,795


	The manager has agreed to waive a portion of the fees otherwise payable to it by the Portfolio so that the manager would retain, as its annual management fee, no more than 0.90% of the Portfolio's average daily net assets. For the fiscal period ended March 31, 2001, SBFM waived $12,244 of its management fees.

SBFM, through its predecessors, was incorporated on March
12, 1968 under the laws of Delaware and is a registered investment adviser. SBFM renders investment advice to investment companies that had aggregate assets under management as of May 31, 2001 in excess of $129 billion.
The Consulting Group, a division of SBFM, has extensive experience in providing investment adviser selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group.
The Consulting Group's analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. They screen more than 3,000 registered investment advisory firms and track the performance of more than 700 firms on the manager's comprehensive database. In addition, the manager conducts over 300 on-site evaluations of advisors annually.

The manager and the investment advisers pay the salaries of all officers and employees who are employed by them and the Trust, and the manager maintains office facilities for the Trust. The manager and the investment advisers bear all expenses in connection with the performance of their respective services under the Management Agreement, the Advisory Agreement, and the Administration Agreement.

As noted in the Prospectus, subject to the supervision and direction of the manager and, ultimately, the Board of Trustees, the investment advisers manage the securities held by the Portfolio in accordance with the Portfolio's stated investment objectives and policies, make investment decisions for the Portfolio and place orders to purchase and sell securities on behalf of the Portfolio.

Subject to the supervision and direction of the Board of Trustees, the manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective investment advisers for the Portfolio and thereafter monitoring the investment advisers' performance through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with investment advisers. In evaluating prospective investment advisers, the manager considers, among other factors, each investment adviser's level of expertise; relative performance and consistency of performance over a minimum period of five years; level of adherence to investment discipline or philosophy, personnel, facilities, financial strength and quality of service and client communications. The manager has responsibility for communicating performance expectations and evaluations to the investment advisers and ultimately recommending to the Board of Trustees whether a investment adviser's contract should be renewed, modified or terminated. The manager provides written reports to the Board of Trustees regarding the results of its evaluations and monitoring functions. The manager is also responsible for conducting all operations of the Trust except those operations contracted to a investment adviser, custodian, transfer agent, sub-transfer agent or administrator.

Investors should be aware that the manager may be subject to a conflict of interest when making decisions regarding the retention and compensation of particular investment advisers. However, the manager's decisions, including the identity of the investment adviser and the specific amount of the manager's compensation to be paid to the investment adviser, are subject to review and approval by a majority of the Board of Trustees and separately by a majority of the Trustees who are not affiliated with the manager or any of its affiliates.

Investors should also be aware that through Smith Barney
Advisory Services, the Consulting Group serves as investment adviser to each participant in such service and receives a fee from each participant that does not vary based on the portfolios of the Trust recommended for the participant's investments. At the same time, the Consulting Group serves as the Trust's manager with responsibility for identifying, retaining, supervising and compensating each portfolio's investment adviser and receives a fee from each portfolio of the Trust. The portion of such fee that is retained by the manager varies based on the portfolio involved. Consequently, the Consulting Group, when making asset allocation recommendations for participants in Smith Barney Advisory
Services, may be presented with a conflict of interest as to the specific portfolios of the trust recommended for investment. The Consulting Group, however, is subject to and intends to comply fully with standards of fiduciary duty that require that it act solely in the best interest of the participant when making investment recommendations.

The Trust has received an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require the manager to obtain formal shareholder approval prior to engaging and entering into investment advisory agreements with investment advisers. The Exemption is based on among other things: (1) the manager will select, monitor, evaluate and allocate assets to, the investment advisers and ensure that the investment advisers comply with a portfolio's investment objective, policies and restrictions; (2) shares of a portfolio relying on the Exemption will not be subject to any sales loads or redemption fees or other charges for redeeming shares; (3) the Trust will provide to shareholders certain information about a new investment adviser and its investment advisory contract within 90 days of the engagement of a new investment adviser; (4) the Trust will disclose in its prospectus the terms of the Exemption; and (5) the Trustees, including a majority of the "non-interested"
Trustees, must approve each investment advisory contract in the manner required under the 1940 Act. Any changes to the Management Agreement between the Trust and the manager still require shareholder approval.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the Portfolio, its manager, investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolio. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of each of these Codes of Ethics is on file with the SEC.

Organization of the Trust.   The Trust is organized as an
unincorporated business trust under the laws of The
Commonwealth of Massachusetts pursuant to a Master Trust
Agreement dated April 12, 1991, as amended from time to time (the "Trust Agreement").

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued.
PFPC Trust Company, the Trust's custodian, maintains a record of each shareholder's ownership of Trust shares.
Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to continuation of the Advisory Agreement, in which case shareholders vote by Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust
Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

As of July 13, 2001, the following shareholders own of record or beneficially 5% or more of shares of a Portfolio of the Trust:


	Smith Barney Fund Management
	Seed Account
	Attn: Cindy Clark
	125 Broad Street 10th Floor
	New York, NY 10001
owned 1,250,000.000 shares (70.23%)

Auditors.  KPMG LLP, 757 Third Avenue, New York, New York
10017, has been selected to serve as independent auditors of the Portfolio and to render an opinion on the Portrfolio's financial statements for the fiscal year ending March 31, 2002.

Distributor.  Salomon Smith Barney, 388 Greenwich Street,
New York, NY 10013 serves as the Portfolio's distributor on a best efforts basis pursuant to a written agreement, which was approved by the Trustees of the Trust.

Custodians.  PFPC Trust Company ("PFPC") and The Chase
Manhattan Bank ("Chase") serve as the custodians for the Trust. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Under their custody agreements with the Trust, PFPC and Chase are authorized to establish separate accounts for foreign securities owned by the Portfolio to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Portfolio. For its custody services, PFPC and Chase receive monthly fees charged to the Portfolio based upon the month-end, aggregate net asset value of the Portfolio plus certain charges for securities transactions. PFPC and Chase are also reimbursed by the Portfolio for out-of-pocket expenses including the costs of any foreign and domestic sub-custodians.

Transfer Agent.  Citi Fiduciary Trust Company, located at
388 Greenwich Street, New York, New York 10013, serves as the Portfolio's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio, distributes dividends and distributions payable by the Portfolio and produces statements with respect to account activity for the Portfolio and its shareholders.
For these services, the transfer agent receives fees from the Portfolio computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Portfolio during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agent.  PFPC Global Fund Services, located at
P.O. Box 9699, Providence, RI 02940-9699, serves as the
Portfolio's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio and distributes dividends and distributions payable by the Portfolio. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Portfolio during the month, and is reimbursed for out-of-pocket expenses.

PURCHASE OF SHARES

Purchases of shares of the Portfolio through an Advisory
Service must be made through a brokerage account maintained with Salomon Smith Barney. Payment for Portfolio shares must be made by check directly to Salomon Smith Barney or to a broker that clears securities transactions through Salomon Smith Barney. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Portfolio.

Shares of the Portfolio are available exclusively to participants in Advisory Services and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Advisory
Services generally provide investment advice in connection with investments among the Trust's portfolios by identifying the investor's risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Portfolios that conform to those tolerances and objectives in a written recommendation; and providing on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. Usually under an Advisory
Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.

The TRAK(r) Personalized Investment Advisory Service ("TRAK") sponsored by Salomon Smith Barney is one such advisory service. Under the TRAK program, the Consulting Group, in its capacity as investment adviser to participants in TRAK, generally directly provides to investors asset allocation recommendations and related services with respect to the Portfolio based on an evaluation of an investor's investment objective and risk tolerances. Shares of the Portfolio are offered for purchase and redemption at its respective net asset value next determined, without imposition of any initial or contingent deferred sales charge. If the Consulting Group is paid directly by the investors purchasing Portfolio shares based on the recommendation of investment advisers other than the Consulting Group, or who contract with the Consulting Group for services other than those described above, such investors pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Portfolio is included in the Prospectus. The right of redemption of shares of the Portfolio may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

REDEMPTIONS IN KIND

If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

The Portfolio's net asset value per share is calculated by SBFM on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by the Portfolio may nevertheless be actively traded and the value of the Portfolio's shares could be significantly affected.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Portfolio's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Portfolio's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Portfolio will be valued at fair value as determined in good faith by the Portfolio's Board of Trustees.

DETERMINATION OF PERFORMANCE

Average Annual Total Return

From time to time, the Trust may advertise the Portfolio's
"average annual total return" over various periods of time.
This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period and is reduced by the maximum
Salomon Smith Barney Advisory Service fee during the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis).
Aggregate total returns also may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

In reports or other communications to shareholders or in advertising material, the Portfolio may quote total return figures that do not reflect Salomon Smith Barney Advisory
Service fees (provided that these figures are accompanied by standardized total return figures calculated as described above), as well as compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business
Week, CDA Investment Technologies, Inc., Changing Times,
Forbes, Fortune, Institutional Investor, Investor's Daily,
Kiplinger's Personal Finance Magazine, Money, Morningstar
Mutual Fund Values, The New York Times, USA Today and The
Wall Street Journal.

The Portfolio's average annual total return figures are computed according to a formula prescribed by the SEC, expressed as follows:

P(1+T)n = ERV

Where:
	P=	a hypothetical initial payment of $1,000
T=	average annual total return, including the
effect of the maximum annual fee for
participation in TRAK.
	n=	number of years
ERV=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and the effect of the maximum annual fee for participation in TRAK.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The
Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio. Consequently, the given performance quotations should not be considered as representative of the Portfolio's performance for any specified period in the future.

The Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Portfolio's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Comparative performance information may be used from time to time in advertising the Portfolio's shares, including data from Lipper Analytical Services, Inc., Standard &
Poor's 500 Composite Stock Price Index and other industry publications.

The Portfolio's average annual total return without the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

From November 28, 2000 through March 31,
2001
(35.00)%


The Portfolio's average annual total return with the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

From November 28, 2000 through March 31,
2001
(35.05)%



Yield and Equivalent Taxable Yield

From time to time, the Trust may also quote the Portfolio's yield in advertisements or in reports and other communications to shareholders. The 30-day yield figure is calculated according to a formula prescribed by the SEC, expressed as follows:


YIELD = 2[(a - b + 1)6 - 1]
cd
Where:
	a = dividends and interest earned during the period.

	b= expenses accrued for the period (net of reimbursement), including a ratable portion of the maximum annual fee for participation in TRAK.

	c= the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d= the maximum offering price per share on the last day of the period.

	For the purpose of determining the interest earned
(variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The Portfolio's equivalent taxable 30-day yield is computed by dividing the portion of the Portfolio's 30-day yield that is tax exempt by one minus a stated income tax rate and adding the product to any portion of the Portfolio's yield that is not tax exempt.

Investors should recognize that in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Portfolio. In periods of rising interest rates the opposite can be expected to occur.

TAXES

The following is a summary of certain federal income tax considerations that may affect the Portfolio and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. The summary does not address all of the potential federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Portfolio. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Portfolio intends to qualify in each year as a separate
"regulated investment company" under the Code, by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. Provided that the Portfolio (i) is a regulated investment company and (ii) distributes to its shareholders at least 90% of its taxable net investment income
(including, for this purpose, any excess of its net short-term capital gain over its net long-term capital loss) for a taxable year and 90% of its tax-exempt interest income
(reduced by certain expenses for that year), it will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders in compliance with the Code's timing and other requirements.

If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions would otherwise (at least in part) be treated as long-term capital gains. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Portfolio may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains. The Portfolio generally will seek to pay any additional dividends and distributions necessary to avoid the application of this tax.

As described above, the Portfolio may invest in certain types of warrants, foreign currencies, forward contracts, options and futures contracts. The Portfolio anticipates that these investment activities will not prevent it from qualifying as a regulated investment company.

The Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital and, if capital, the extent to which they are long-term or short-term), accelerate recognition of income to the Portfolio and defer
Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Portfolio to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), and (ii) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes that are referred to above. The Portfolio will monitor its transactions, will make the appropriate tax elections, if any, and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Portfolio as a regulated investment company.

As a general rule, the Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less.
Gains or losses on the sale of debt securities denominated in a foreign currency may be recharacterized as ordinary income or losses, as described below.

The Portfolio expects to realize a significant amount of net long-term capital gains that will be distributed as described in the Prospectus. Distributions of net realized long-term capital gains ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholders after the close of the Portfolio's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share held for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss.

Dividends or other income (including, in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Portfolio will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to deductions or credits for such taxes on their own tax returns.

The Portfolio may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships or trusts in which the Portfolio invests or to certain options, futures or forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Portfolio's investments (including through depositary receipts) in issuers in such country or
(3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Portfolio may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

The Portfolio is permitted to carry forward any unused capital losses to be utilized to offset its capital gains realized during the eight-year period following the year in which the losses arose, which will reduce the net realized capital gains (if any) required to be distributed to shareholders for those years.


Dividends and Distributions

For federal income tax purposes, dividends declared by the Portfolio in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be taxable to shareholders as if they were paid on December 31 of the year in which they are declared rather than in the year in which shareholders actually receive the dividends.

As a general rule, a shareholder's gain or loss on a redemption or other disposition of Portfolio shares that is treated as a sale under the Code will be a long-term capital gain or loss if the shareholder has held his or her Portfolio shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Portfolio shares for one year or less.

The Portfolio may realize net long-term capital gains.
Distributions of any excess of net long-term capital gain over net short-term capital loss ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of whether received in cash or reinvested in additional shares and how long a shareholder has held
Portfolio shares. If a shareholder receives a capital gain dividend with respect to any share and redeems, sells or otherwise disposes of the share before it has been held for more than six months, then any loss, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Additionally, any loss realized on a redemption, exchange or other disposition of Portfolio shares generally will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares.

Dividends paid from net investment income and distributions of any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Portfolio shares and whether such dividends and distributions are received in cash or reinvested in additional Portfolio shares. Dividends paid by the Portfolio that are declared from net investment income and are attributable to qualifying dividends received by the Portfolio from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of the Portfolio's prior taxable year as to the federal income tax status of the Portfolio during the Portfolio's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions and the possible availability of an exemption from such state or local taxes for dividends paid by the Portfolio attributable to interest the Portfolio earns from U.S. Government obligations.

If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to the stock, these dividends will be included in the Portfolio's gross income as of the later of (i) the date the stock became ex-dividend with respect to the dividends
(i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(ii) the date the Portfolio acquired the stock.
Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of the Portfolio on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that even if the net asset value of the Portfolio's shares is reduced below the investor's cost as a result of the distribution, the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) dividends and distributions and
(ii) the proceeds of any redemptions of Portfolio shares.
An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's federal income tax liability. Distributions to nonresident aliens and foreign entities may be subject to different tax rules, including other possible withholding taxes.

The foregoing is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FINANCIAL STATEMENTS

The Portfolio's Annual Report for the fiscal year ended
March 31, 2001 is incorporated herein by reference in its entirety. The Annual Report was filed on June 4, 2001,
Accession Number 0000950130-01-502130.






APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND AND NOTE RATINGS

Moody's Investors Services, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated "Caa" are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con (..)- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR- Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-l" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.







1

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STATEMENT OF ADDITIONAL INFORMATION

CONSULTING GROUP CAPITAL MARKETS FUNDS
MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS
July 30, 2001

222 Delaware Avenue - Wilmington, Delaware 19801 -
(212) 816-8725

This Statement of Additional Information ("SAI") supplements the information contained in the current prospectus of Multi-Strategy Market Neutral Investments, a separate series of the Consulting Group Capital Markets Funds (the "Trust"), dated July 30, 2001, and should be read in conjunction with the prospectus. The prospectus may be obtained by contacting your Financial Consultant or by writing or calling the Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS


Trustees and Executive Officers
of the Trust
2
Investment Objectives, Management
Policies and Risk Factors
4
Investment Restrictions
18
Investment Management and Other
Services
21
Purchase of Shares
25
Redemption of Shares
25
Redemptions in Kind
26
Net Asset Value
26
Determination of Performance
27
Taxes
28
Distributor
32
Custodian, Transfer Agent and
Sub-Transfer Agent
32
Financial Statements
33



TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Portfolio. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk. As of the date of this SAI and the prospectus, the Trustees and officers of the Trust as a group did not own any of the outstanding shares of the Portfolio.

Walter E. Auch, Trustee (Age 80). Consultant to companies in the financial services industry; Director of Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty Trust; and Banyan Land Fund II. Director or trustee of 2 investment companies associated with Citigroup Inc. ("Citigroup"). His address is 6001 N. 62nd Place, Paradise Valley, Arizona 85253.

Martin Brody, Trustee (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of Restaurant
Associates Industries, Inc. Director or trustee of 21 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park,
New Jersey 07932.

H. John Ellis, Jr., Trustee (Age 74).  Retired.
Director or trustee of 2 investment companies associated with Citigroup.His address is 858 East Crystal Downs Drive,
Frankfort, Michigan 49635.
Stephen E. Kaufman, Trustee (Age 69).  Attorney.
Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New York,
New York 10172.
Armon E. Kamesar, Trustee (Age 74).  Chairman of
TEC, an international organization of Chief Executive
Officers; Trustee, U.S. Bankruptcy Court. Director or trustee of 2 investment companies associated with Citigroup. His address is 7328 Country Club Drive, La
Jolla, California 92037.
*Heath B. McLendon, Chairman of the Board (Age 68).
Managing Director of Salomon Smith Barney, and President of
SBFM and TIA.  Mr. McLendon also serves as Chairman or Co-
Chairman of 78 investment companies associated with Citigroup. His address is 7 World Trade Center, New York,
New York 10048.

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 43). Managing Director of Salomon Smith Barney; Director and Senior Vice President of SBFM and TIA. Mr. Daidone also serves as Senior Vice President or Executive Vice President and Treasurer of 83 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

	Frank L. Campanale, Investment Officer (Age 48).
President and Chief Executive Officer of Salomon Smith
Barney's Consulting Group. Prior to 1996, National Sales
Director for Consulting Group. His address is 222 Delaware
Avenue, Wilmington, Delaware 19801.

	Paul Hatch, Investment Officer (Age 44) Chief
Operating Officer of Salomon Smith Barney's Consulting Group and Deputy Director of National Sales for Consulting Group.
Prior to 1997, a Branch Manager of a branch office of Salomon Smith Barney Inc. His address is 388 Greenwich
Street, New York, New York 10013.

	LeRoy T. Pease, CFA, Investment Officer (Age 42).
First Vice President of Salomon Smith Barney Consulting
Group. Prior to 1996, Chief Investment Officer of EMT Group and manager for Investment Strategy for Bell Atlantic, Philadelphia, Pennsylvania. His address is 222 Delaware
Avenue, Wilmington, Delaware 19801.

	Christina T. Sydor, Secretary (Age 51). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SBFM and TIA. Ms. Sydor serves as Secretary of 61 investment companies associated with Citigroup. Her address is 7 World Trade Center, New York New York 10048.

	Irving David, Controller (Age 40). Director of Salomon Smith Barney and Controller or Assitant Treasurer of 43 investment companies associated with Citigroup. His address is 125 Broad Street, New York New York 10004. Stephen M. Hagan, Vice President (Age 33). _______________________________. His address is 222 Delaware
Avenue, Wilmington, Delaware, 19801.

As of July 13, 2001, the Trustees and officers as a group owned less than 1% of the outstanding common stock of the Trust.

Remuneration

No director, officer or employee of Salomon Smith Barney, SBFM or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Salomon Smith Barney, the manager, any investment adviser, SBFM or any of their affiliates a fee of $32,000 per annum plus $1,000 per meeting attended. By the end of the calendar year in which a Trustee attains the age of 80, Trustees are required to change to emeritus status. The Trust reimburses the Trustees for travel and out-of-pocket expenses to attend meetings of the board. For the calendar year ended December 31, 2000, such fees and expenses totaled $10,355.


For the fiscal year ended March 31, 2001, the Trustees of the Trust were paid the following compensation:






Name





Aggregate
Compensation

Pension or
Retirement
Benefits
Accrued as
Expense of
The Trust



Total
Compensation
From Fund
Complex*


Total
Number
of Funds
Served In
Complex
Heath B. McLendon**
None
None
None
78
Walter Auch
$466
None
$52,800
  2
Martin Brody
  297
None
132,950
21
H. John Ellis
  466
None
55,100
  2
Armon E. Kamesar
  472
None
55,100
  2
Stephen E. Kaufman
  466
None
114,400
13
*As of December 31, 2000
** "interested" Trustee


INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The prospectus discusses the investment objective of Multi-Strategy Market Neutral Investments (the "Portfolio") and the principal policies employed to achieve that objective. This SAI sets out supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and strategies that the Portfolio may utilize and certain risks associated with those investments, policies and strategies.

Short Sales. The Portfolio will seek to neutralize the exposure of its long equity positions to general equity market risk and to realize additional gains through the use of short sales (selling a security it does not own) in anticipation of a decline in the value of the security sold short relative to the long positions held by the Portfolio. In pursuing the merger arbitrage strategy, the Portfolio may use short sales as a hedge against any stock considered to be received in the merger transaction. To complete such a short-sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Portfolio's custodian in a special custody account) until the short position is closed out, to the extent necessary to meet margin requirements. The Portfolio also will incur transaction costs in effecting short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Portfolio over the price at which it was sold short will result in a loss to the Portfolio, and there can be no assurance that the Portfolio will be able to close out the position at any particular time or at an acceptable price. The lender of the security may demand the return of the security at any time.

EQUITY SECURITIES

Common Stocks.  The Portfolio may purchase common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Convertible Securities. The Portfolio invests in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividends yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock.

The Portfolio may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

Preferred Shares. The Portfolio may invest in preferred shares. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Portfolio's fixed income securities.

Warrants. The Portfolio may purchase warrants. Warrants acquired by the Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risk as stocks, but may be more volatile in price. The Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Real Estate Investment Trusts ("REITs") and Associated Risk Factors. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

Other Investment Companies. The Portfolio may invest in the securities of other investment companies to the extent that such investments are consistent with the Portfolio's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the Portfolio may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Portfolio, or (iii) more than 5% of the Portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The Portfolio will not invest in other investment companies for which the investment advisers or any of their affiliates act as an investment adviser or distributor.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index ("exchange traded funds").

The Portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Portfolio's own operations.

Risks of Non-U.S. Investments. To the extent that the Portfolio invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Portfolio's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of the Portfolio's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the Portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined by the investment adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the Portfolio's operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things:
(i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the Portfolio could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the Portfolio's investment in those markets and may increase the expenses of the Portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Portfolio's operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Portfolio's investment performance may be negatively affected by a devaluation of a currency in which the Portfolio's investments are quoted or denominated. Further, the Portfolio's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to a subsequent decline in value of the portfolio security or could result in possible liability to the Portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Portfolio against loss or theft of its assets.

Withholding and Other Taxes. The Portfolio will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain non-U.S. countries with respect to the Portfolio's investments in such countries. These taxes will reduce the return achieved by the Portfolio. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

ADRs, EDRs and GDRs. The Portfolios may purchase American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Portfolio may invest in ADRs through both sponsored and unsponsored arrangements.

Economic Monetary Union ("EMU"). On January 1, 1999, 11 European countries adopted a single currency - the Euro.
The conversion to the Euro is being phased in over a three-year period. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed-upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Fixed Income Securities. The market value of fixed income obligations of the Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolio. The market value of the obligations held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Debt Securities Rating Criteria. Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's"), the equivalent rating of other national statistical rating organizations or determined to be of equivalent credit quality by the investment adviser. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other national statistical rating organizations. Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Portfolio's net asset value to the extent that it invests in such securities. In addition, the Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Portfolio's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Portfolio may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The investment advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

Currency Exchange Rates. The Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Forward Currency Contracts. The Portfolio may invest in securities quoted or denominated in foreign currencies, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be quoted or denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract. To assure that the Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. The Portfolio, however, may enter into forward currency contracts containing either or both deposit requirements and commissions.

At or before the maturity of a forward currency contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

In hedging specific portfolio positions, the Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's investment adviser. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of the Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict the Portfolio's ability to hedge against the risk of devaluation of currencies in which the Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Portfolio's investment adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

Options on Securities and Securities Indices. The Portfolio may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Covered Call and Put Options on Securities. A call option written by the Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Call options covered means that the Portfolio will own the securities subject to the options as long as the options are outstanding, or the Portfolio will use the other methods described below. The Portfolio's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A covered put option written by the Portfolio would obligate the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Put options that are covered, means that the Portfolio would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, the Portfolio accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the Portfolio will also be considered to be covered to the extent that the Portfolio's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Portfolio. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Portfolio's net exposure on its written option position.

Writing Covered Call and Put Options on Securities Indices.
The Portfolio may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Portfolio may cover call and put options on a securities index by segregated assets with a value equal to the exercise price.

Writing Uncovered Call and Put Options on Securities an Securities Indices. The Portfolio may write options that are not covered by portfolio securities. This is regarded as a speculative investment technique that could expose the Portfolio to substantial losses. The Portfolio will designate liquid securities in the amount of its potential obligation under uncovered options, and increase or decrease the amount of designated assets daily based on the amount of the then-current obligation under the option. This designation of liquid assets will not eliminate the risk of loss from writing the option but it will ensure that the Portfolio can satisfy its obligations under the option.

Purchasing Call and Put Options. The Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Portfolio may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

The Portfolio may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the Portfolio in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of Smith Barney Fund Management LLC ("SBFM" or the "manager") (formerly known as SSB Citi Fund Management LLC) and/or investment advisers. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on a investment adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the Portfolio's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Related Options. The Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the manager that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Portfolio intends to purchase.

The Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short-term U.S. debt obligations or other high quality obligations set aside for this purpose.

The Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a investment adviser's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

The Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. Government Securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks;
(ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government Securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government Securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest. The Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government Securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Portfolio prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% of the Portfolio's total assets. In entering into a repurchase agreement, the Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Borrowing. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than otherwise would be the case.

Lending Portfolio Securities. Consistent with applicable regulatory requirements, the Portfolio, may lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Salomon Smith Barney Inc. ("Salomon Smith Barney") unless the Portfolio has applied for and received specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Portfolio's loan of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The Portfolio will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, the Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder." The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower;
(ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

Illiquid Securities. The Portfolio will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the investment adviser. The investment advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors the investment advisers' application of these guidelines and procedures. The inability of the Portfolio to dispose of illiquid investments readily or at reasonable prices could impair the Portfolio's ability to raise cash for redemptions or other purposes.

Temporary Investments. For temporary defensive purposes during periods when a investment adviser of the Portfolio, in consultation with the manager, determines that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Portfolio's U.S. dollar-denominated temporary investments are managed by SBFM. The Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The
Portfolio's investment in any other short-term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's
Board of Trustees.

INVESTMENT RESTRICTIONS

The investment restrictions below have been adopted by the Trust as fundamental policies of the Portfolio. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at the Portfolio meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

	Under the investment restrictions adopted by the
Portfolio:

	1.	The Portfolio will not deviate from the definition
of a "diversified company" as defined in the 1940 Act and rules thereunder.

	2.	The Portfolio will not invest more than 25% of its
total assets in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	3.	A Portfolio will not issue "senior securities" as
defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	4.	The Portfolio will not borrow money, except that
(a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, short sales, forward roll transactions and similar investment strategies and techniques and (c) for short-term purposes to satisfy margin requirements or calls.

	5.	The Portfolio will not make loans.  This
restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

	6.	The Portfolio will not purchase any securities on
margin (except for such short-term credits as are necessary for the clearance of purchases and sales of Portfolio securities), except in connection with short-sales of securities. For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	7.	The Portfolio will not purchase or sell real
estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

	8.	The Portfolio will not engage in the business of
underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of Portfolio securities.


Portfolio Transactions

Decisions to buy and sell securities for the Portfolio are made by the investment adviser(s), subject to the overall review of the manager and the Board of Trustees. Although investment decisions for the Portfolio are made independently from those of the other accounts managed by an investment adviser, investments of the type that the Portfolio may make also may be made by those other accounts. When the Portfolio and one or more other accounts managed by an investment adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the investment adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities generally are purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of the Portfolio, each investment adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the investment adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the Trust and the investment adviser authorizes the investment adviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Portfolio and/or other accounts over which the investment adviser or its affiliates exercise investment discretion. The fees under the investment management agreement and the investment advisory agreements, respectively, are not reduced by reason of the Portfolio's investment advisers receiving brokerage and research services. The Board of Trustees of the Trust will periodically review the commissions paid by the Portfolio to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolio. Over-the-counter purchases and sales by the Portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and in which commissions may be paid. For the fiscal period ended March 31, 2000, the Portfolio did not direct brokerage transactions or pay brokerage commissions on such transactions to brokers because of research services provided.


To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees has determined that transactions for the Portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the investment adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. The Portfolio will not purchase any security, including U.S. Government Securities or Obligations, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

The Portfolio may use Salomon Smith Barney and other affiliated broker-dealers as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the investment adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. Salomon Smith Barney has agreed to charge the Portfolio commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

The following table sets forth certain information regarding the Portfolio's payment of brokerage commissions for the fiscal year ended March 31, 2001 and the fiscal period ended
March 31, 2000:





Fiscal
Year ended
March 31,




Total
Brokerage
Commissio
ns



Commissions
paid to
Salomon
Smith Barney

% of Total
Brokerage
Commissions
paid to
Salomon Smith
Barney
% of Total
Dollar Amount
of
Transactions
Involving
Commissions
Paid to
Salomon Smith
Barney

2001
$181,91
3
$0
0%
0%
2000
$222,19
2
$26,877
12.10%
12.52%

Portfolio Turnover

A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, the Portfolio authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Portfolio (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year. For the fiscal year ended March 31, 2001 and the fiscal period ended March 31, 2000, the portfolio turnover was 317% and 249%, respectively.

Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what an investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Portfolio's shares as well as by requirements that enable the Portfolio to receive favorable tax treatment.

In addition, the Portfolio's use of merger arbitrage probably will result in high portfolio turnover rates because of the relatively short period of time that elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months while tender offers are normally completed in less than two months. Such short-term trading involves increased brokerage commissions which expense is ultimately borne by the shareholder.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager; Investment Advisers; Administrator

The manager serves as investment manager to the Trust pursuant to an investment management agreement ("Management
Agreement"). Each investment adviser serves as investment investment adviser to the Portfolio pursuant to separate written agreements with the Portfolio ("Advisory
Agreements"), SBFM serves as administrator to the Portfolio pursuant to a written agreement ("Administration
Agreement").

The Portfolio bears its own expenses, which generally include all costs not specifically borne by the investment advisers, and SBFM. Included among the Portfolio's expenses are: costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. As administrator, SBFM generally oversees all aspects of the Trust's administration and operations including furnishing the Trust with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Trust's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities. The Portfolio pays SBFM a fee for these services that is computed daily and paid monthly at the annual rate of 0.20% of the value of the Portfolio's average daily net assets.


Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBFM pays each investment adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The management fee paid to SBFM is 1.80%. The applicable investment advisory fee paid by SBFM to each investment adviser and the names of the investment adviser are indicated below:

Investment Adviser
Investment Advisory Fee
Calamos Asset Management
1.00%
Pegasus Investments, Inc.
1.20%
SSgA Funds Management, Inc.
1.00%


For the fiscal year ended March 31, 2001 and the fiscal period ended March 31, 2000 the Portfolio incurred investment management and administration fees as follows:

Fiscal Year
ended March
31,
Management
Fee*
Administration
Fee
2001
$518,069
$75,879
2000
399,404
44,227
*For the fiscal year ended March 31, 2001 and fiscal period ended March 31, 2000, SBFM waived $57,630 and $165,662, respectively, of its management fees.

The manager has agreed to waive a portion of the fees otherwise payable to it by the Portfolio so that the manager would retain, as its annual management fee, no more than 0.30% of the Portfolio's average daily net assets.

SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited company in 1999. SBFM is a registered investment adviser. SBFM renders investment advice to investment company clients that had aggregate assets under management as of May 31, 2001 in excess of $129 billion. The Consulting Group, a division of SBFM, has extensive experience in providing investment adviser selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group's analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the Consulting Group's comprehensive database of money management firms, through which the Consulting Group tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment advisors, and conducts over 300 on-sight evaluation visits annually to advisors.

SBFM and the investment advisers each pays the salaries of all officers and employees who are employed by it and the Trust, and the manager maintains office facilities for the Trust. The manager and the investment advisers bear all expenses in connection with the performance of their respective services under the Management Agreement, the Advisory Agreements, and the Administration Agreement.

As noted in the prospectus, subject to the supervision and direction of the manager and, ultimately, the Board of Trustees, each investment adviser manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

Subject to the supervision and direction of the Board of Trustees, the manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective investment advisers for the Portfolio and thereafter monitoring investment advisers' performance through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with investment advisers. In evaluating prospective investment advisers, the manager considers, among other factors, each investment adviser's level of expertise; relative performance and consistency of performance over a minimum period of five years; level of adherence to investment discipline or philosophy, personnel facilities and financial strength; and quality of service and client communications. The manager has responsibility for communicating performance expectations and evaluations to investment advisers and ultimately recommending to the Board of Trustees whether investment advisers' contracts should be renewed, modified or terminated. The manager provides written reports to the Board of Trustees regarding the results of its elevations and monitoring functions. The manager is also responsible for conducting all operations of the Trust except those operations contracted to the investment adviser, custodian, transfer agent or administrator.

Investors should be aware that the manager may be subject to a conflict of interest when making decisions regarding the retention and compensation of particular investment advisers. However, the manager's decisions, including the identity of the investment adviser and the specific amount of the manager's compensation to be paid to the investment adviser are subject to review and approval by a majority of the Board of Trustees and separately by a majority of the Trustees who are not affiliated with the manager or any of its affiliates.

Investors should also be aware that through Smith Barney Advisory Services the Consulting Group serves as investment adviser to each participant in such service and receives a fee from each participant that does not vary based on the portfolios of the Trust recommended for the participant's investments. At the same time, the Consulting Group serves as the Trust's manager with responsibility for identifying, retaining, supervising and compensating each portfolio's investment adviser and receives a fee from each portfolio of the Trust. The portion of such fee that is retained by the manager varies based on the portfolio involved. Consequently, the Consulting Group, when making asset allocation recommendations for participants in Smith Barney Advisory Services, may be presented with a conflict of interest as to the specific portfolios of the Trust recommended for investment. The Consulting Group, however, is subject to and intends to comply fully with standards of fiduciary duty that require that it act solely in the best interest of the participant when making investment recommendations.

The Trust has received an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require the manager to obtain formal shareholder approval prior to engaging and entering into investment advisory agreements with investment advisers. The Exemption is based on among other things: (1) the manager will select, monitor, evaluate and allocate assets to the investment adviser and ensure that the investment advisers comply with the Portfolio's investment objective, policies and restrictions; (2) shares of the Portfolio relying on the Exemption will not be subject to any sales loads or redemption fees or other charges for redeeming shares; (3) the Trust will provide to shareholders certain information about a new investment adviser and its investment advisory contract within 90 days of the engagement of a new investment adviser; (4) the Trust will disclose in its prospectus the terms of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each investment advisory contract in the manner required under the 1940 Act. Any changes to the Management Agreement between the Trust and the manager still require shareholder approval.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the Portfolio, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolio. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of Trust and responsibility.

A copy of the Portfolio's Code of Ethics is on file with the Securities and Exchange Commission.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Trust.
Stroock & Stroock & Lavan LLP serves as counsel to the
Trustees who are not interested persons of the Trust.

KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected to serve as independent auditors of the Portfolio and to render an opinion on the Portrfolio's financial statements for the fiscal year ending March 31, 2002.

Organization of the Trust

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (the "Trust Agreement").

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. PFPC Trust Company ("PFPC Trust"), the Trust's custodian, maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a trust-wide basis, except with respect to continuation of the Advisory Agreements, in which case shareholders vote by the Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

As of July 13, 2001, the following shareholders own of record or beneficially 5% or more of shares of a Portfolio of the Trust:

	Corman Foundation Inc.
	Attn: Charles R. Dettling
	P.O. Drawer 1268
	Attmore, AL 36504-1268
	owned 350,661.854 shares (5.60%)

PURCHASE OF SHARES

Purchases of shares of the Portfolio through an Advisory Service must be made through a brokerage account maintained with Salomon Smith Barney. Payment for Portfolio shares must be made by check directly to Salomon Smith Barney or to a broker that clears securities transactions through Salomon Smith Barney. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Portfolio.

Shares of the Portfolio are available to participants in Advisory Services and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of choices available. Advisory Services generally provide investment advice in connection with investments among the Portfolios of the Trust by identifying the investor's risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Portfolios that conform to those tolerances and objectives in a written recommendation; and providing on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser. Shares of the Portfolio may be sold to clients of Salomon Smith Barney or its affiliates that are not participants in an Advisory Program.

The TRAK(r) Personalized Investment Advisory Service ("TRAK") sponsored by Salomon Smith Barney is one such advisory service. Under the TRAK program the Consulting Group in its capacity as investment adviser to participants in TRAK generally directly provides to investors asset allocation recommendations and related services with respect to the portfolios based on an evaluation of an investor's investment objective and risk tolerances. Shares of the Portfolio are offered for purchase and redemption at their respective net asset value next determined, without imposition of any initial or contingent deferred sales charge except that the Consulting Group is paid directly by the investors purchasing Portfolio shares based on the recommendation of investment investment advisers other than the Consulting Group, or who contract with the Consulting Group for services other than those described above, pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Portfolio is included in the prospectus. The right of redemption of shares of the Portfolio may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

REDEMPTIONS IN KIND

If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

The Portfolio's net asset value per share is calculated by SBFM on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by the Portfolio may nevertheless be actively traded and the value of the Portfolio's shares could be significantly affected.

Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating the Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to the Portfolio or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. A security that is listed or traded on more than one exchange is valued for purposes of calculating the Portfolio's net asset value at the quotation on the exchange determined to be the primary market for the security. Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments) are valued by SBFM after consultation with an independent pricing service. When, in the judgment of the pricing service, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at fair value as determined by the pricing service. The procedures of the pricing service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees. An option that is written by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by a recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the board's valuation policies, SBFM may consult with an independent pricing service retained by the Trust.

The valuation of the securities held by the Portfolio in U.S. dollar-denominated securities with less than 60 days to maturity are based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if it sold the instrument.

DETERMINATION OF PERFORMANCE

From time to time, the Trust may quote the Portfolio's total return in advertisements or in reports and other communications to shareholders.

Average Annual Total Return

From time to time, the Trust may advertise the Portfolio's "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period and is reduced by the maximum Smith Barney Advisory Service fee during the measuring period.
The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). Aggregate total returns also may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

In reports or other communications to shareholders or in advertising material, the Portfolio may quote total return figures that do not reflect Smith Barney Advisory Service fees (provided that these figures are accompanied by standardized total return figures calculated as described above), as well as compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities.
The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investor's Business Daily,
Kiplinger's Personal Finance Magazine, Money, Morningstar
Mutual Fund Values, The New York Times, USA Today and The
Wall Street Journal.


The Portfolio's average annual total return figures are computed according to a formula prescribed by the SEC, expressed as follows:

P(1+T)n = ERV

Where:
	P=	a hypothetical initial payment of $1,000
T=	average annual total return, including the
effect of the maximum annual fee for
participation in TRAK.
	n=	number of years
ERV=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and the effect of the maximum annual fee for participation in TRAK.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period

The Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Portfolio's performance for any specified period in the future.

The Portfolio's average annual total return without the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

One-Year ended
March 31, 2001
Since Inception
Inception Date
6.68%
7.76%
May 10, 1999

The Portfolio's average annual total return with the effect of the maximum annual fee for participation in TRAK and with the effect of fee waivers were as follows:

One-Year ended
March 31, 2001
Since Inception
Inception
Date
6.49%
7.57%
May 10, 1999

TAXES

The following is a summary of certain federal income tax considerations that may affect the Portfolio and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. The summary does not address all of the potential federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Portfolio.

The Portfolio intends to continue to qualify in each year as a separate "regulated investment company" under the Code, by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. Provided that the Portfolio (i) qualifies as a regulated investment company and (ii) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, any excess of its net short-term capital gain over its net long-term capital loss) for a taxable year and 90% of its tax- exempt interest income (reduced by certain expenses for that year), it will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders in compliance with the Code's timing and other requirements.

As described above and in the prospectus, the Portfolio may invest in certain types of warrants, foreign currencies, forward contracts, options and futures contracts. The
Portfolio anticipates that these investment activities will not prevent it from qualifying as a regulated investment company.

The Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital and, if capital, the extent to which they are long-term or short-term), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (ii) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding the income and excise taxes that are referred to above. The Portfolio will monitor its transactions, will make the appropriate tax elections, if any, and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Portfolio as a regulated investment company.

As a general rule, the Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Gains or losses on the sale of debt securities denominated in a foreign currency may be recharacterized as ordinary income or losses, as described below.

Dividends or other income (including, in some cases, capital gains) received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Portfolio will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to deductions or credits for such taxes on their own tax returns.

If the Portfolio acquires an equity interest (including a depositary receipt for shares of stock) in certain foreign investment entities, referred to as "passive foreign investment companies" (a "PFIC") the Portfolio itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such PFIC or gain from the disposition of its equity interest in such PFIC, even if the distribution or gain is distributed by the Portfolio to its shareholders. If the Portfolio were able and elected to treat a PFIC as a "qualified electing fund," in lieu of the treatment described above, the Portfolio would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements referred to above, the Portfolio's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not actually received by the Portfolio. The Portfolio generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to certain limitations on the ability to use any such loss.

The Portfolio may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or other rules applicable to PFICs or partnerships or trusts in which the Portfolio invests or to certain options, futures or forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Portfolio's investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Portfolio may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

The Portfolio is permitted to carry forward any unused capital losses to be utilized to offset its capital gains realized during the eight-year period following the year in which the losses arose, which will reduce the net realized capital gains (if any) required to be distributed to shareholders for those years.

Dividends and Distributions

In order to avoid the application of a 4% nondeductible federal excise tax on certain undistributed amounts of ordinary income and capital gains, the Portfolio may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains. The Portfolio generally will seek to pay any additional dividends and distributions necessary to avoid the application of this tax. For federal income tax purposes, dividends declared by the Portfolio in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be taxable to shareholders as if they were paid on December 31 of the year in which they are declared rather than in the year in which shareholders actually receive the dividends.

As a general rule, a shareholder's gain or loss on a redemption or other disposition of Portfolio shares that is treated as a sale under the Code will be a long-term capital gain or loss if the shareholder has held his or her Portfolio shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Portfolio shares for one year or less.

The Portfolio expects to realize a significant amount of net long-term capital gains that will be distributed as described in the prospectus. Distributions of the excess of net long-term capital gain over net short-term capital loss ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of whether received in cash or reinvested in additional shares and how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholders after the close of the Portfolio's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and redeems, sells or otherwise disposes of the share before it has been held for more than six months, then any loss, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Additionally, any loss realized on a redemption, exchange or other disposition of Portfolio shares generally will be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.

Dividends paid from net investment income and distributions of any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Portfolio shares and whether such dividends and distributions are received in cash or reinvested in additional Portfolio shares. Dividends paid by the Portfolio that are declared from net investment income and are attributable to qualifying dividends received by the Portfolio from domestic corporations may qualify for the federal dividends-received deduction for corporations.

The portion of the dividends received from the Portfolio that qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Portfolio holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The Portfolio's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Portfolio has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Portfolio diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to dividends paid on Portfolio shares for which a corporate shareholder satisfies the same holding period rules applicable to the Portfolio, and the deduction is subject to limitations on debt financing at both the Portfolio and shareholder levels. Receipt of dividends that qualify for the dividends-received deduction may increase a corporate shareholder's liability, if any, for alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Portfolio shares may be reduced by the receipt of "extraordinary dividends" from the Portfolio, and to the extent such basis would be reduced below zero, current recognition of income would be required.

Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of the Portfolio's prior taxable year as to the federal income tax status of the Portfolio during the Portfolio's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions and the possible availability of an exemption for dividends paid by a Portfolio attributable to interest the Portfolio earns from U.S. Government obligations.

If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to the stock, these dividends will be included in the Portfolio's gross income as of the later of (i) the date the stock became ex-dividend with respect to the dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Portfolio acquired the stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of the Portfolio on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that even if the net asset value of the Portfolio's shares is reduced below the investor's cost as a result of the distribution, the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) dividends and distributions and (ii) the proceeds of any redemptions of Portfolio shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's federal income tax liability. Distributions to nonresident aliens and foreign entities may be subject to different tax rules, including other possible withholding taxes.

The foregoing is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

DISTRIBUTOR

Effective June 5, 2000, Salomon Smith Barney, located at 388 Greenwich Street, New York, New York 10013 replaced CFBDS, Inc. as the Portfolio's distributor. Prior to June 5, 2000, CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts 02109-5408 served as the Portfolio's distributor. Salomon Smith Barney serves as the Portfolio's distributor on a best efforts basis pursuant to a written agreement, which was approved by the Trustees of the Trust.

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

PFPC Trust Company serves as the custodian for the Portfolio. The assets of the Portfolio are held under bank custodianship in accordance with the 1940 Act. Under its custody agreement with the Trust, PFPC Trust is authorized to establish separate accounts for foreign securities owned by the Portfolio to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Portfolio. For its custody services, PFPC Trust receives monthly fees charged to the Portfolio based upon the month-end, aggregate net asset value of the Portfolio plus certain charges for securities transactions. PFPC Trust is also reimbursed by the Portfolio for out-of-pocket expenses including the costs of any foreign and domestic sub-custodians.

Citi Fiduciary Trust Company, located at 125 Broad Street, New York, New York 10004, serves as the Portfolio's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio, distributes dividends and distributions payable by the Portfolio and produces statements with respect to account activity for the Portfolio and its shareholders. For these services, the transfer agent receives fees from the Portfolio computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Portfolio during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the Portfolio's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio and distributes dividends and distributions payable by the Portfolio. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Portfolio during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The Portfolio's Annual Report for the fiscal year ended March
31, 2001 is incorporated herein by reference in its
entirety.  The Annual Report was filed on June 4, 2001,
Accession Number 0000950130-01-502130.
34
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PART C

Item 23.	Exhibits

(a)(1)	Master Trust Agreement is incorporated by reference to
Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "Commission") on May
24, 1991 (the "Registration Statement").

(a)(2)	Amendment No. 1 to Master Trust Agreement is
incorporated by reference to the Registration Statement.

(a)(3)	Amendment No. 2 to Master Trust Agreement is
incorporated by reference to Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A as filed with the Commission on July 22, 1991 ("Pre-Effective
Amendment No. 1").

(a)(4)	Amendment No. 3 to Master Trust Agreement is
incorporated by reference to Post-Effective Amendment
No. 6 ("Post-Effective Amendment No. 6") to the Registration
Statement on Form N-1A filed on March 18, 1994.

(b)(1)	By-Laws are incorporated by reference to the
Registration Statement.

(b)(2)	Amended and Restated By-Laws are incorporated by
reference to Pre-Effective Amendment No. 1.

(c)	Not Applicable.

(d)(1)	Investment Management Agreement dated July 30, 1993
between the Registrant and The Consulting Group, a division of Smith, Barney Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 3 ("Post-Effective Amendment No. 3") to the
Registration Statement on Form N-1A filed with the Commission on October 29, 1993.

(d)(2)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Smith Affiliated Capital Corp. relating to Registrant's Municipal Bond Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(3)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Atlantic Portfolio Analytics & Management, Inc. relating to Registrant's Mortgage Backed Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(4)	Investment Advisory Agreement dated January 4, 1999
between Mutual Management Corp. and Seix Investment Advisors Inc.
relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28 ("Post-Effective Amendment No. 28") to the Registration Statement on Form N-1A filed with the Commission on December 23, 1999.

(d)(4)	Investment Advisory Agreement dated January 4, 1999
between Mutual Management Corp. and Laurel Capital Advisors, LLP relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(6)	Investment Advisory Agreement dated April 1, 1999
between SSBC Fund Management Inc. (formerly Smith, Barney Advisers, Inc.) and Standish, Ayer & Wood, Inc.
relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(d)(7)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Julius Baer Investment Management Inc. relating to Registrant's International Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(8)	Investment Advisory Agreement dated April 1, 1998
between Mutual Management Corp. and NFJ Investment Group Inc. relating to Registrant's Small Capitalization Value Equity Investments
Portfolio is incorporated by reference to Post-Effective Amendment No.27.

(d)(9) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. (Formerly Smith Barney Mutual Funds
Management Inc.) and The Boston Company
Asset Management LLC relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(10)	Investment Advisory Agreement dated March 10, 1995
between Smith Barney Mutual Funds Management Inc. and Parametric Portfolio Associates, Inc. relating to Registrant's Large Capitalization Value Equity Investments Portfolio is to be filed by amendment.

(d)(11)	Investment Advisory Agreement
dated January 11, 1999 between Mutual Management Corp. and Provident Investment Counsel relating to Registrant's Large Capitalization Growth Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(12)	Investment Advisory Agreement dated October 1, 1998
between Mutual Management Corp. and Standish, Ayer & Wood, Inc.
relating to Registrant's Government Money Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(13)	Investment Advisory Agreement dated October 1, 1998
between Mutual Management Corp. and Oechsle International Advisors
L.P. relating to Registrant's International Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(d)(14)	Investment Advisory Agreement dated March 3, 1994
between Smith, Barney Advisers, Inc. and John Govett & Company, Ltd. relating to Registrant's Emerging Markets Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 6.

(d)(15)	  Administration Agreement dated June 2, 1994 between the
Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(d)(16) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC. (formerly Mutual Management Corp. and SSBC Fund Management Inc.) and Western Asset Management Company relating to
Long-Term Bond Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(17) Investment Advisory Agreement dated June, 1997 between Smith Barney Mutual Funds Management Inc. and Wall Street Associates relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed.

(d)(18) Investment Advisory Agreement dated November 18,1997 between Smith Barney Mutual Funds Management Inc. and Westpeak Investment Advisors, LP relating to Small Capitalization Growth Investments is Incorporated by reference to Post-Effective Amendment No. 19 to the Registration
Statement on Form N-1A filed.

(d)(19) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(20) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(21) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(22) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(23) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and David L. Babson & Co. Inc. relating to Small
Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(24) Investment Advisory Agreement dated June 15, 1998 between Mutual Management Corp. and Alliance Capital Management L.P. relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(25) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and State Street Global Advisors relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(25) Investment Advisory Agreement dated July 15, 1998 between Mutual Management Corp. and State Street Global Advisors relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(26) Investment Advisory Agreement dated August 3, 1998 between Mutual Management Corp. and Baring Asset Management, Inc. relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(d)(27)	Investment Advisory Agreement dated April 15, 1999
between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Pegasus Investments, Inc.
relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(28)	Investment Advisory Agreement dated April 15, 1999
between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and State Street Global Advisors relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(29)	Investment Advisory Agreement dated April 15, 1999
between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Calamos Asset Management relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(30)	Investment Advisory Agreement dated October 1 , 1999
between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Standish, Ayer & Wood, Inc.
relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(31)	Investment Advisory Agreement dated October 1, 1999
between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and National Asset Management Corp.
relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(32)	Investment Advisory Agreement dated October 1, 1999
between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc.
and Mutual Management Corp.) and Atlantic Portfolio Analytics and Management Inc. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(33)	Investment Advisory Agreement dated October 1, 1999
between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Alliance Capital Management, L.P. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(34)	Investment Advisory Agreement dated October 1 , 1999
between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Barclays Global Fund Advisors relating to Registrant's S & P 500 Index Investments is incorporated by reference to Post-Effective Amendment No. 27.

(d)(35)	Investment Advisory Agreement dated April 1, 1999
between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Chartwell Investment Partners relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(d)(36)   Investment Advisory Agreement dated April 1, 1999 between
SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Kern capital Management LLC relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(37) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Marvin & Palmer Associates relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No.27.

(d)(38)	Investment Advisory Agreement dated April 1, 1999
between SSBC Fund Management Inc. and Pacific Investment Management Co. relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(e)(1)	Distribution Agreement dated July 30, 1993 between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(e)(2) Form of Distribution Agreement between the Registrant and CFBDS Inc. is incorpotated by reference to Post-Effective Amendment No.23.

(e)(3) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A as filed on July 26, 2000 ("Post-Effective Amendment No. 30").

(f)	Not Applicable.

(g)(1) Custody Agreements between the Registrant and PNC
Bank and Morgan Guaranty and Trust Company dated March
3, 1995 and August 24, 1995, respectively, are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on November 2, 1995.

(g) (2) Custody Agreement between the Registrant and Chase Manhattan Bank dated December 6, 1996 is to be filed by amendment.

(h) (1) Transfer Agency and Registrar Agreement between the
Registrant and The Shareholder Services Group, Inc., dated September 26, 1993, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, as filed on December 30, 1993.

(h) (2) Form of Transfer Agency Agreement between the Registrant and Smith Barney Private Trust Company (Currently known as Citi Fiduciary Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

(h) (3) Form of Sub-Transfer Agency Agreement between the First Data Investor Services Group Inc. (Currently known as PFPC Global Fund Services) and Smith Barney Private Trust Company (Currently known as Citi Fiducaiary Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.


(i)	Opinion of Willkie Farr & Gallagher, including Consent,
is incorporated by reference to Post-Effective Amendment
No. 13 to the Registration Statement on Form N-1A filed on November 2, 1995.

(j)	Auditors' Consent is filed herein.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson
Lehman Brothers Inc. is incorporated by reference to Post-Effective Amendment No. 1.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)(1)Code of Ethics-North America is incorporated by reference to Post-Effective Amendment No. 30.

(p)(2)Code of Ethics of Sub-Advisers will be filed by amendment.


Item 24.	Persons Controlled by or Under Common Control with
Registrant

None.

Item 25.	Indemnification

	Incorporated by reference to Pre-Effective Amendment
No. 2 to the Registration Statement on Form N-1A as filed on January 7, 1993.

Item 26(a)	Business and Other Connections of Investment
Advisors

	Investment Manager - The Consulting Group

	The Consulting Group and its predecessor have been in the investment counseling business since 1973. The Consulting Group is a division of Smith Barney Fund Management LLC ("SBFM")(formerly known as
SSB Citi Fund Management LLC), which was incorporated in 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn a wholly owned subsidiary of Citigroup Inc.

	The list required by this Item 26 of officers and directors of SSB Citi and the Consulting Group, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi on behalf of the Consulting Group pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 26.(b)	Business and Other Connections of Advisors

	Advisors - Standish Mellon Asset Management.

	Standish Mellon Asset Management ("SMAM") serves as investment advisor to Government Money Investments. SMAM is registered as a commodity trading adviser with the National Futures Association. SAW has been registered as an investment advisor under the Advisers Act since 1940.
SMAM provides investment advisory services to individuals and institutions. SMAM's principal executive offices are located at One Financial Center, Boston, Massachusetts 02111.

	The list required by this Item 26 of officers and directors of SMAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SMAM pursuant to the Advisers Act (SEC File No. 801-584).


	Advisors - Smith Affiliated Capital Corp.

	Smith Affiliated Capital Corp. ("SACC") serves as investment advisor to Municipal Bond Investments. SACC has been registered as an investment advisor under the Advisers Act since 1982. SACC provides investment advisory services to individuals and institutions, and is a general partner of, and investment advisor to, a limited partnership primarily investment in municipal bonds. SAW's principal executive offices are located at 880 Third Avenue, New York, New York 10022.

	The list required by this Item 26 of officers and directors of SACC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SACC pursuant to the Advisers Act (SEC File No. 801-17037).

	Advisors - Utendahl Capital Management CFI

	Utendahl Capital Management CFI ("Utendahl") serves as investment advisor to Mortgage Backed Investments and Multi-Sector Fixed Income Investments. Utendahl has been registered as an investment advisor under the Advisers Act since 1984. Utendahl serves as an investment advisor to institutions. Utendahl's principal executive offices are located at 201 East Pine Street, Suite 600, Orlando, Florida 32801.

	The list required by this Item 26 of officers and directors of Utendahl, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Utendahl pursuant to the Advisers Act (SEC File No. 801-24775).

	Advisors - Western Asset Management Company

	Western Asset Management Company ("Western") serves as investment advisor to Long-Term Bond Investments and Multi-Sector Fixed Income Investments. Western has been registered as an investment advisor under the Advisers Act since 1971. Western serves as an investment advisor to institutions and retail clients. Western's principal executive offices are located at 117 East Colorado Blvd., Pasadena, CA 91105.

	The list required by this Item 26 of officers and directors of Western, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Western pursuant to the Advisers Act (SEC File No. 801-8162).

 	Advisors - Pacific Investment Management Company

	Pacific Investment Management Company ("PIMCO") serves as an investment advisor to Intermediate Fixed Income Investments. PIMCO has been registered as an investment advisor under the Advisers Act since 1971. PIMCO serves as an investment advisor to institutions and retail clients. PIMCO's principal executive offices are located at 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

	The list required by this Item 26 of officers and directors of PIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

	Advisors - Metropolitan West Asset Management LLC

	 Metropolitan West Asset Management LLC ("MWAM") serves as an investment advisor to Intermediate Fixed Income Investments and Multi-Sector Fixed Income Investments. MWAM has been registered as an investment advisor under the Advisers Act since 1996. MWAM serves as an investment advisor to institutional clients. MWAM's principal executive offices are located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

	The list required by this Item 26 of officers and directors of MWAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MWAM pursuant to the Advisers Act (SEC File No. 801-53332).

	Advisors - BlackRock Financial Management, Inc.

	 BlackRock Financial Management, Inc. ("BlackRock") serves as an investment advisor to Intermediate Fixed Income Investments. BlackRock has been registered as an investment advisor under the Advisers Act since 1988. BlackRock serves as an investment advisor to institutional and retail clients. BlackRock's principal executive offices are located at 345 Park Avenue, New York, New York 10154.

	The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-48433).

	Advisors - Chartwell Investment Partners

	Chartwell Investment Partners ("Chartwell") serves as investment advisor to fLArge Capitalization Value Equity Investments. Chartwell has been registered as an investment advisor under the Advisers Act since 1997. Chartwell serves as an investment advisor to institutions. Chartwell's principal executive offices are located at 1235 Westlakes Drive, Suite330, Berwyn, PA 19312.

	The list required by this Item 26 of officers and directors of Chartwell, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Chartwell pursuant to the Advisers Act (SEC File No. 801-54124).

	Advisors - The Boston Company Asset Management LLC

	The Boston Company Asset Management LLC ("TBCAM") serves as co-investment advisor to Large Capitalization Value Equity Investments. TBCAM has been registered as an investment advisor under the Advisers Act since 1970. TBCAM's principal executive offices are located at One Boston Place, Boston, Massachusetts 02108.

	The list required by this Item 26 of officers and directors of TBCAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TBCAM pursuant to the Advisers Act (SEC File No.801-6829).

	Advisors - Parametric Portfolio Associates, Inc.

	Parametric Portfolio Associates, Inc. ("PPA") serves as co-investment advisor to Large Capitalization Value Equity Investments. PPA has been registered as an investment advisor under the Advisers Act since 1987. PPA provides investment advisory services to a number of individual and institutional clients. PPA's principal executive offices are located at 7310 Columbia Center, 701 Fifth Avenue, Seattle, Washington 98104-7090.

	The list required by this Item 26 of officers and directors of PPA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PPA pursuant to the Advisers Act (SEC File No. 801-29855).

	Advisors - Barclays Global Fund Advisors

	Barclays Global Fund Advisors ("Barclays") serves as an investment advisor to Large Capitalization Value Equity Investments,
Large Capitalization Growth Investments and S&P 500 Index Investments. Barclays is registered as an investment advisor under the Advisers Act. Barclays provides investment advisory services to a number of individual and institutional clients. Barclays' principal executive offices are located at 45 Fremont Street, San Francisco, CA 94105.

	The list required by this Item 26 of officers and directors of Barclays, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Barclays pursuant to the Advisers Act (SEC File No. 801-22609).

	Advisors - TCW Investment Management Company

	TCW Investment Management Company ("TCW") serves as investment advisor to Large Capitalization Growth Investments. TCW is registered as an investment advisor under the Advisers Act. TCW provides investment advisory services to individual and institutional clients. TCW's principal executive offices are located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

	The list required by this Item 26 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No. 801-44088).

	Advisors - Turner Investment Partners, Inc.

	 Turner Investment Partners, Inc. ("Turner") serves as investment advisor to Large Capitalization Growth Investments. Turner has been registered as an investment advisor under the Advisers Act since 1990. Turner provides investment advisory services to individual and institutional clients. Turner's principal executive offices are located at 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

	The list required by this Item 26 of officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Turner pursuant to the Advisers Act (SEC File No. 801-36220).

Advisors - Mellon Capital Management Corporation

	Mellon Capital Management Corporation ("Mellon") serves as an investment advisor to Small Capitalization Value Equity Investments and Small Capitalization Growth Investments. Mellon is registered as an investment advisor under the Advisors Act. Mellon provides investment advisory services to a number of institutional clients. Mellon's principal executive offices are located at 595 Market Street, Suite 3000, San Francisco, CA 94105.

	The list required by this Item 26 of officers and directors of Mellon, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Mellon pursuant to the Advisers Act (SEC File No. 801-19785).

   	Advisors - NFJ Investment Group, Inc.

	NFJ Investment Group, Inc. ("NFJ") serves as co-investment advisor to Small Capitalization Value Equity Investments.
NFJ has been registered as an investment advisor under the Advisors
Act since 1989. NFJ provides investment advisory services to a number of individual and institutional clients. NFJ's principal executive offices are located at 2121 San Jacinto Street, Suite 1440, Dallas, Texas 75201.

	The list required by this Item 26 of officers and directors of NFJ, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NFJ pursuant to the Advisers Act (SEC File No. 801-42814).

	Advisors - Rutabaga Capital Management LLC

	Rutabaga Capital Management LLC ("Rutabaga") serves as an investment advisor to Small Capitalization Value Equity Investments.
Rutabaga has been registered as an investment advisor under the Advisors
Act since 1999. Rutabaga provides investment advisory services to institutional clients. Rutabaga's principal executive offices are located at 2 Oliver Street, Boston, MA 02109.

	The list required by this Item 26 of officers and directors of Rutabaga, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Rutabaga pursuant to the Advisers Act (SEC File No. 801-56233).

	Advisors - Wall Street Associates

	Wall Street Associates ("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments. WSA has been registered as an investment advisor under the Advisers Act since 1987. WSA is the investment adviser of various institutional clients. WSA's principal executive offices are located at 1200 Prospect Street, Suite 100, LaJolla, CA 92037.

	The list required by this Item 26 of officers and directors of WSA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by WSA pursuant to the Advisers Act (SEC File No.801-30019).


	Advisors - Westpeak Investment Advisors, LP

	Westpeak Investment Advisors, LP("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments. Westpeak has been registered as an investment advisor under the Advisers Act since 1991. Westpeak is the investment adviser of various institutional clients. Westpeak's principal executive offices are located at 1011 Walnut Street, Suite 400, Boulder, CO 80302.

	The list required by this Item 26 of officers and directors of Westpeak, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No.801-39554).

Advisors - Kern Capital Management LLC

	Kern Capital Management LLC ("Kern") serves as an investment advisor to Small Capitalization Growth Investments. Kern has been registered as an investment advisor under the Advisers Act since 1997. Kern is the investment adviser of various institutional and retail clients. Kern's principal executive offices are located at 114 West 47th Street, Suite 1926, New York, NY 10036.

	The list required by this Item 26 of officers and directors of Kern, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Kern pursuant to the Advisers Act (SEC File No.801-54766).

Advisors - Westfield Capital Management Company

	Westfield Capital Management Company ("Westfield") serves as an investment advisor to Small Capitalization Growth Investments. Westfield is the investment adviser of various institutional clients. Westfield's principal executive offices are located One Financial Center, Boston, MA 02111.

	The list required by this Item 26 of officers and directors of Westfield, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to _____.

	Advisors - Oechsle International Advisors, L.P.

	Oechsle International Advisors, L.P. ("OIA") serves as investment advisor to International Equity Investments. OIA has been registered as an investment advisor under the Advisers Act since 1986. OIA provides investment advisory services to a number of individual and institutional clients. OIA's principal executive offices are located at One International Place, Boston, Massachusetts 02110.

	The list required by this Item 26 of officers and directors of OIA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OIA pursuant to the Advisers Act (SEC File No. 801-28111).

	Advisors - SSgA Funds Management, Inc.

	SSgA Funds Management, Inc. ("SSgA") serves as an investment advisor to International Equity Investments, Emerging Markets Equity Investments and Multi-Strategy Market Neutral Investments. SSgA provides investment advisory services to a number of individual and institutional clients. SSgA's principal executive offices are located at Two International Place, Boston, Massachusetts 02110.

	The list required by this Item 26 of officers and directors of SSgA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to _____.

	Advisors - Zurich Scudder Investments, Inc.

	Zurich Scudder Investments, Inc. ("Zurich Scudder") serves as an investment advisor to International Equity Investments. Zurich Scudder is registered as an investment advisor under the Advisers Act. Zurich Scudder provides investment advisory services to a number of individual and institutional clients. Zurich Scudder's principal executive offices are located at 345 Park Avenue, New York, NY 10154.

	The list required by this Item 26 of officers and directors of Zurich Scudder, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Zurich Scudder pursuant to the Advisers Act (SEC File No. 801-252).

	Advisors - Julius Baer Investment Management Inc.

	Julius Baer Investment Management Inc. ("JBIM") serves as investment advisor to International Fixed Income Investments. JBIM has been registered as an investment advisor under the Advisers Act since 1984. Directly and through Julius Baer Securities Inc., JBIM provides investment advisory services to a wide variety of individual and institutional clients, including registered investment companies. JBIM's principal executive offices are located at 330 Madison Avenue, New
York, New York 10017.

	The list required by this Item 26 of officers and directors of JBIM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by JBIM pursuant to the Advisers Act (SEC File No. 801-18766).


	Advisors - Baring Asset Management, Inc.

	Baring Asset Management, Inc. ("Baring") serves as an investment advisor to Emerging Markets Equity Investments. Baring has been registered as an investment advisor under the Advisers Act since 1967. Baring is the investment adviser of various institutional clients. Baring's principal executive offices are located at 125 High Street, Boston, MA 02110.

	The list required by this Item 26 of officers and directors of Baring, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Baring pursuant to the Advisers Act (SEC File No.801-4611).

	Advisors - Foreign & Colonial Emerging Markets Ltd.

	 Foreign & Colonial Emerging Markets Ltd. ("F&C") serves as an investment advisor to Emerging Markets Equity Investments. F&C has been registered as an investment advisor under the Advisers Act since 1987. Baring is the investment adviser of various institutional clients. F&C's principal executive offices are located at 8th Floor, Exchange House, Primrose Street, London EC2A 2NY England.

	The list required by this Item 26 of officers and directors of F&C, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by F&C pursuant to the Advisers Act (SEC File No.801-44724).

	Advisors - Alliance Capital Management L.P.

	Alliance Capital Management L.P. ("Alliance") will serve as investment advisor to High Yield Investments and Multi-Sector Fixed Income Investments. Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance is the investment adviser of various institutional and individual clients. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, New York .

	The list required by this Item 26 of officers and directors of Alliance, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Alliance pursuant to the Advisers Act (SEC File No.801-32361).


	Advisors - Laurel Capital Advisors, LLP

	Laurel Capital Advisors, LLP ("Laurel") serves as an investment advisor to Balanced Investments. Laurel has been registered as an investment advisor under the Advisers Act since 1990. Laurel is the investment adviser of various institutional and individual clients. Babson's principal executive offices are located at One Mellon Bank Center, Suite 151-3925, Pittsburgh, PA 15258.

	The list required by this Item 26 of officers and directors of Laurel, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Laurel pursuant to the Advisers Act (SEC File No.801-37598).

	Advisors - Seix Investment Advisors

	Seix Investment Advisors ("Seix") serve as an investment advisor to Balanced Investments. Seix has been registered as an investment advisor under the Advisers Act since 1992. Seix is the investment adviser of various institutional clients. Seix's principal executive offices are located at 300 Tice Blvd., Woodcliff Lake, NJ 07675.

	The list required by this Item 26 of officers and directors of Seix, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Seix pursuant to the Advisers Act (SEC File No.801-42070).

	Advisors - Pegasus Investments, Inc.

	Pegasus Investments, Inc. ("Pegasus") serves as an investment advisor to Multi-Strategy Market Neutral Investments. Pegasus has been registered as an investment advisor under the Advisers Act since 1999. Pegasus is the investment adviser of various institutional clients. Pegasus's principal executive offices are located at One Boston Place, Boston, Massachusetts 02108.

	The list required by this Item 26 of officers and directors of Pegasus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Pegasus pursuant to the Advisers Act (SEC File No.801-___).

	Advisors - Calamos Asset Management

	Calamos Asset Management ("Calamos") serves as an investment advisor to Multi-Strategy Market Neutral Investments. Calamos has been registered as an investment advisor under the Advisers Act since 1977. Pegasus is the investment adviser of various retail and institutional clients. Calamos's principal executive offices are located at 1111 East Warrenville Road, Naperville, Illinois 60563.

	The list required by this Item 26 of officers and directors of Calamos, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Calamos pursuant to the Advisers Act (SEC File No.801-29688).

Item 27.	Principal Underwriters


(a)

 Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney Investment Series (formerly Concert Investment Series),Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Aggressive Growth Fund Inc., Smith Barney Appreciation Fund
Inc., Smith Barney Arizona Municipals Fund Inc., Smith
Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc. (formerly Smith Barney Concert
Allocation Series Inc.), Smith Barney Equity Funds, Smith
Barney Fundamental Value Fund Inc., Smith Barney Funds,
Inc., Smith Barney Income Funds, Smith Barney Institutional
Cash Management Fund, Inc., Smith Barney Investment Funds
Inc., Smith Barney Investment Trust, Smith Barney Managed
Governments Fund Inc., Smith Barney Managed Municipals Fund Inc.,
Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith
Barney Municipal Money Market Fund, Inc., Smith Barney New
Jersey Municipals Fund Inc., Smith Barney Oregon Municipals
Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc., Smith Barney
Small Cap Blend Fund, Inc., Smith Barney Telecommunications
Trust, Smith Barney Variable Account Funds, Smith Barney
World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the following Salomon Brothers Funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors value Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc. and SSB Citi Funds Inc.

In addition, Salomon Smith Barney is also the distributor for the CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves and CitiFunds Trust III.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.


(b) The information required by
this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


(c)	Not applicable.

Item 28.	Location of Accounts and Records

	Consulting Group Capital Markets Funds
	222 Delaware Avenue
	Wilmington, Delaware  19801

	Smith Barney Fund Management LLC
	7 World Trade Center, 39th Floor
	New York, New York 10048

	PFPC Trust Co.
	8800 Tinicum Boulevard
	Philadelphia, PA  19153

	The Chase Manhattan Bank
	Chase MetroTech Center
	Brooklyn, NY  11245

	Salomon Smith Barney Inc.
	388 Greenwich Street
	New York, New York  10013
   	and
	125 Broad Street
	New York, New York 10004

	Citi Fiduciary Trust Company
	125 Broad Street
	New York, New York 10004

	PFPC Global Fund Services
	P. O. Box 9699
	Providence, RI 02940-9699


Item 29.	Management Services

	Not Applicable.

Item 30.	Undertakings

	Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, this Post-Effective Amendment, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 30th day of July 2001.

CONSULTING GROUP CAPITAL MARKETS FUNDS

BY /s/ Heath B. McLendon
	(Heath B. McLendon, Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

/s/ Heath B. McLendon
Trustee and Chairman of the Board 			July 30, 2001
Heath B. McLendon  (Chief Executive Officer)

/s/ Lewis E. Daidone
Senior Vice President and Treasurer  		July 30, 2001
Lewis E. Daidone  (Chief Financial and Accounting
Officer)

/s/ Walter E. Auch, Sr.*
    Walter E. Auch, Sr., Trustee 			July 30, 2001

/s/ H. John Ellis**
    H. John Ellis,  Trustee

/s/ Armon E. Kamesar
     Armon E. Kamesar,  Trustee,			July 30, 2001

/s/ Martin Brody*
    Martin Brody, Trustee, 				July 30, 2001

/s/ Stephen E. Kaufman*
    Stephen E. Kaufman, Trustee, 			July 30, 2001

* Signed pursuant to power of attorney filed October 29, 1993 as an exhibit to Post-Effective Amendment No. 3.

/s/ Heath B. McLendon
    Heath B. McLendon					July 30, 2001

** Signed pursuant to power of attorney dated March 1, 2000 filed as an exhibit to Post-Effective Amendment No. 30.

/s/ Heath B. McLendon
    Heath B. McLendon					July 30, 2001






EXHIBIT INDEX

Exhibit No.			Exhibit

(j)			Auditor's Consent